As Filed with the Securities and Exchange Commission on April 28, 2000

                                         Registration Nos. 33-33734 and 811-6057
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                     -------------------------------------

                                   Form N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                    Pre-Effective Amendment No. ___    [_]

                    Post-Effective Amendment No.  25    [X]
                                                 ---
                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                                Amendment No. 26                      [X]

                            HSBC MUTUAL FUNDS TRUST
              (Exact Name of Registrant as Specified in Charter)

                    3435 Stelzer Road, Columbus, Ohio 43219
          (Address of Principal Executive Offices)        (Zip Code)

      Registrant's Telephone Number, including Area Code:  (800) 634-2536

                          Steven R. Howard, Secretary
                   Paul, Weiss, Rifkind, Wharton & Garrison,
                    1285 Avenue of the Americas, 23rd Floor
                           New York, New York  10019
                    (Name and Address of Agent for Service)

                          --------------------------
It is proposed that this filing will become effective (check appropriate box):

             [X] immediately upon filing pursuant to paragraph (b)

                    ___ on (date) pursuant to paragraph (b)

             [ ] 75 days after filing pursuant to paragraph (a)

          [_]  on (April 30,1999) pursuant to paragraph (a) of Rule 485

                          --------------------------



================================================================================

                                              HSBC Mutual Funds Trust Prospectus

                                              HSBC Asset Management [LOGO]





--------------------------------------------------------------------------------

                            Growth and Income Fund

                               Fixed Income Fund

                          New York Tax-Free Bond Fund

                Managed by HSBC Asset Management (Americas) Inc.

                                April 28, 2000


--------------------------------------------------------------------------------

            An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit
             Insurance Corporation or any other government agency.

            The Securities and Exchange Commission has not approved
            or disapproved the shares described in this prospectus
             or determined whether this prospectus is accurate or
           complete. Any representation to the contrary is criminal
                                   offense.



        Questions?
Call 1-800-634-2536 or your
Investment Representative.

HSBC2P0400

      HSBC Mutual Funds Trust Prospectus   Table of Contents
[GRAPHIC]

                    Risk/Return Summary and Fund Expenses
---------------------------------------------------------------
Carefully              4 Growth and Income Fund
review this            8 Fixed Income Fund
important             12 New York Tax-Free Bond Fund
section, which
summarizes
each Fund's
investments,
risks, past
performance,
and fees.

[GRAPHIC]
                    Investment Objectives, Strategies and Risks
---------------------------------------------------------------
Review this           16 Growth and Income Fund
section for           17 Fixed Income Fund
information on        18 New York Tax-Free Bond Fund
investment            19 Other Considerations--All Funds
strategies and
their risks.

[GRAPHIC]
                    Fund Management
---------------------------------------------------------------
Review this           20 The Investment Adviser
section for           20 Portfolio Managers
details on the        20 The Distributor and Administrator
people and
organizations
who oversee
the Funds.

[GRAPHIC]
                    Shareholder Information
---------------------------------------------------------------
Review this           22 Pricing of Fund Shares
section for           23 Purchasing and Adding to Your
details on how           Shares
shares are            27 Selling Your Shares
valued, how to        31 Distribution Arrangements/Sales
purchase, sell           Charges
and exchange          38 Exchanging Your Shares
shares,               40 Dividends, Distributions and
related                  Taxes
charges and
payments of
dividends and
distributions.

[GRAPHIC]
                    Financial Highlights
---------------------------------------------------------------
                      41

[GRAPHIC]

                    Back Cover
-------------------------------------------------------------
                          Where to learn more about this Fund

 Risk/Return Summary and Fund Expenses
                                [GRAPHIC]


The following is a summary of certain key information about the HSBC Mutual Funds. You will find additional information about the Funds, including a detailed description of the risks of an investment in each Fund, after this summary.

Fund offers three different classes of shares; Class A, Class B and Class C. All classes of shares are offered in this prospectus.

The Risk/Return Summary describes certain kinds of risks that apply to one or more of the Funds. These risks are:

 . Market Risk. Risk that the value of a Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall may decline over short or longer-term periods.

 . Interest Rate Risk. Risk that changes in interest rates will affect the value of a Fund's investments in income-producing or fixed-income or debt securities. Increases in interest rates may cause the value of a Fund's investments to decline.

 . Credit Risk. Risk that the issuer of a security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

 . Prepayment Risk. Risk that the principal amount of the underlying mortgage will be repaid prior to the bond's maturity date. When such repayment occurs, no additional interest will be paid on the investment.

 . Security-Specific Risk. Risk that the issuer will be unable to achieve its earnings or growth expectations.

Other important things for you to note:

 . You may lose money by investing in the Funds.

 . Because the value of a Funds' investments will fluctuate with market conditions, so will the value of your investment in a Fund.

 Risk/Return Summary and Fund Expenses
                                [GRAPHIC]

                                  Growth and Income Fund

Investment        The Fund's investment objective is long-term growth of
Objective         capital and current income.

Principal         The Fund normally invests at least 65% of its total assets
Investment        in common stocks, preferred stocks, and convertible
Strategies        securities. The Fund may invest the balance of its assets in various types of fixed income securities and in money market instruments. These fixed income securities may include U.S.
                  Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. The
                  Adviser selects securities for the portfolio that appear to be undervalued, some of which will be income-producing. In selecting securities, the Adviser uses quantitative and fundamental research to identify stocks meeting either or both growth and income criteria. Investments will be sold if they no longer meet the Fund's criteria for income-oriented or growth-oriented instruments.

Principal         The principal risks of investing in the Fund are market
Investment Risks  risk, security-specific risk, interest rate risk, prepayment risk and credit risk. Additionally, there is the risk that stocks selected because they represent value will remain undervalued or out-of-favor.

Who may want to   Consider investing in the Fund if you are:
invest?             . seeking a long-term goal such as retirement
                    . looking to add a growth component to your portfolio
                    . willing to accept higher risks of investing in the stock market

                  This Fund will not be appropriate for anyone:
                    . seeking monthly income
                    . pursuing a short-term goal or investing emergency
                      reserves
                    . seeking safety of principal

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                  Growth and Income Fund
Performance                               Bar Chart
Information                      Year-by-Year Total Returns
                                         as of 12/31

The bar chart shows                  for Class A Shares*
changes in the Growth
and Income Fund's                                                [BAR CHART]
annual performance
over ten years to                90      91      92      93      94      95      96      97      98      99
demonstrate that the           ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Fund's return varied           -4.41%  31.92%  7.74%   11.23%  -2.97%  33.11%  17.90%  27.42%  26.97%  18.48%
at different times.
The table below                 ---------------------------
compares the Fund's              The bar chart above does
performance over time            not reflect the impact of
to that of the S&P               any applicable sales
500(R) Composite                 charges or account fees
Index, a widely                  which would reduce
recognized, unmanaged            returns. The chart,
index of common                  however, does include
stocks. Both the chart           management fees and
and table assume                 operating expenses. Of
reinvestment of                  course, past performance
dividends and                    does not indicate how the
distributions.                   Fund will perform in the
                                 future.

If fee waivers or                The Fund's returns will
expense reimbursements           fluctuate over long and
had not been reflected           short periods. For
in both the chart and            example, during the ten
table, the Fund's                year period shown in the
performance would have           bar chart, the Fund's:
been lower.

                              Best quarter:           Q4 1998                  22.51%
                              Worst quarter:          Q3 1998                 -11.35

                                         --------------------------------------
                               Performance Table

  Average Annual Total Returns (for the periods ending December 31, 1999)

                            Inception Date Past Year Past 5 Years Past 10 Years
                       --------------------------------------------------------
  Growth and Income Fund       6/23/86       12.55%     23.37%        15.41%
  Class A*
  (includes maximum 5%
  sales charge)
                       --------------------------------------------------------
  S&P 500(R) Composite           N/A         21.04%     28.54%        18.20%
  Index
                       --------------------------------------------------------
  Lipper Growth and Income       N/A         11.86%     20.60%        14.38%
  Fund Index**

--------------------------------------------------------------------------------

 *Returns are for Class A shares only.

**The Lipper Growth and Income Fund Index is a widely recognized unmanaged index of growth and income funds in the U.S.

 Risk/Return Summary and Fund Expenses
                                [GRAPHIC]

                                   Growth and
                                   Income Fund
Fees and Expenses

               Shareholder Transaction Expenses
               (fees paid by you directly)           A Shares B Shares C Shares

As an investor in
the Growth and        Maximum sales charge (load)
Income Fund, you      on purchases                          5.00%/1/   None     None
will pay the              ------------------------------------------------------------
following fees        Maximum deferred sales charge (load)    None   4.00%/2/ 1.00%/3/
and expenses.             ------------------------------------------------------------

Shareholder
transaction fees
are paid from         Annual Fund Operating Expenses
your account.         (fees paid from Fund assets)     A Shares B Shares C Shares
Annual Fund
operating
expenses are paid     Management fee                     .55%     .55%     .55%
out of Fund               -------------------------------------------------------
assets, and are       Administrative Services fee/4/     .15%     .15%     .15%
reflected in the          -------------------------------------------------------
share price.          Distribution (12b-1) fee/5/        .50%     .75%     .75%
                          -------------------------------------------------------
                      Service Organization fee/6/        .35%     .50%     .50%
                          -------------------------------------------------------
Contingent De-        Other expenses                     .23%     .23%     .23%
ferred Sales              -------------------------------------------------------
Charge                Total fund operating expenses     1.78%    2.18%    2.18%
                          -------------------------------------------------------
                      Fee waivers/4/,/5/,/6/             .65%     .30%     .30%
Some share                -------------------------------------------------------
classes impose a      Net expense/7/                    1.13%    1.88%    1.88%
back end sales            -------------------------------------------------------
charge (load) if
you sell your
shares before a
certain period of
time has elapsed.
This is called
a Contingent
Deferred Sales
Charge.

------
/1/Lower sales charges are available depending upon the amount invested.
/2/A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1%, and 0%.
/3/A CDSC of 1% applies to redemptions of Class C shares within the first year. /4/The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares.
/5/The Distributor is contractually waiving .25% of its Distribution fee for
  Class A shares.
/6/The Service Organization fee is being contractually waived in its entirety for Class A shares and contractually limited to .25% for the Class B and Class C shares.

/7/The contractual expense limitations are in effect through December 31, 2000.

 Risk/Return Summary and Fund Expenses
                                [GRAPHIC]

                                   Growth and
                                   Income Fund
Expense Example

                                           1 Year 3 Years 5 Years 10 Years
                  Class A Shares
                   Assuming redemption      $609   $972   $1,359   $2,439
                       ---------------------------------------------------
                  Class B Shares
                   Assuming redemption      $591   $853   $1,142   $2,297
                   Assuming no redemption   $191   $653   $1,142   $2,297
                       ---------------------------------------------------
                  Class C Shares
                   Assuming redemption      $291   $653   $1,142   $2,490
                   Assuming no redemption   $191   $653   $1,142   $2,490
                       ---------------------------------------------------

Use this table to
compare fees and
expenses with those
of other Funds.
It illustrates the
amount of fees and
expenses you would
pay, assuming
the following:

 . $10,000
   investment
 . 5% annual return

 . no changes in the
   Fund's operating
   expenses
   except the
   expiration of the
   current
   contractual fee
   waiver
   on December 31,
   2000.

Because this example
is hypothetical and
for comparison only,
your actual costs
will be different.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]


                                  Fixed Income Fund

Investment        The Fund's investment objective is generation of high
Objective         current income consistent with appreciation of capital.

Principal
Investment        The Fund normally invests at least 65% of its total assets
Strategies        in fixed income securities rated at least Baa by Moody's
                  Investors Service ("Moody's") or BBB by Standard and Poors
                  Corporation ("S&P") or securities of comparable quality.
                  These fixed income securities may include U.S. Government securities, corporate bonds, asset-backed securities
                  (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. The Fund may invest the balance of its assets in variable and floating rate debt securities that meet similar standards. The Adviser selects securities based on various factors, including outlook for the economy and anticipated changes in interest rates and inflation. The Adviser will consider selling those securities which no longer meet the Fund's criteria for investment.

Principal         The principal risks of investing in the Fund are interest
Investment Risks  rate risk and credit risk. Interest rate risk is greater for the Fund's investments in mortgage-related securities because when interest rates rise, the maturities of these types of securities tend to lengthen and the value of the securities decreases more significantly. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns as the Fund must reinvest its assets in debt securities with lower interest rates.

Who may want to
invest?           Consider investing in the Fund if you are:
                    . looking to add a monthly income component to your
                      portfolio
                    . willing to accept the risks of price and dividend
                      fluctuations

                  This Fund will not be appropriate for anyone:
                    . investing emergency reserves
                    . seeking safety of principal

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                  Fixed Income Fund Bar Chart
Performance Information

                                 Year-by-Year Total Returns
The bar chart shows                      as of 12/31
changes in the Fixed                 for Class A Shares*
Income Fund's annual
performance since                                 [BAR CHART]
inception to
demonstrate that the             1994     95      96      97      98      99
Fund's return varied            ------  ------  ------  ------  ------  ------
at different times.             -1.89%  16.73%  2.11%   8.62%   8.33%   -1.86%
The table below
compares the Fund's             ----------------------------------------------
performance over time            The bar chart above does not reflect the
to that of the Lehman            impact of any applicable sales charges or
Brothers Aggregate               account fees which would reduce returns. The
Bond Index, an                   chart, however, does include management fees
unmanaged index                  and operating expenses. Of course, past
generally                        performance does not indicate how the Fund
representative of the            will perform in the future.
bond market as a
whole. Both the chart            The Fund's returns will fluctuate over long
and table assume                 and short periods. For example, during the
reinvestment of                  period shown in the bar chart, the Fund's:
dividends and
distributions.                   Best quarter:            Q2 1995           6.03%
                                 Worst quarter:           Q1 1996          -2.49%
                                 ------------------------------------------------
If fee waivers or
expense reimbursements
had not been reflected
in both the chart and
table, the Fund's
performance would have
been lower.

                               Performance Table

  Average Annual Total Returns (for the periods ending December 31, 1999)

                           Inception Date Past Year Past 5 Years Since Inception
                       ---------------------------------------------------------
  Fixed Income Fund Class A*  1/15/93       -6.55%      5.56%         4.92%
  (includes maximum
  4.75% sales charge)
                       ---------------------------------------------------------
  Lehman Brothers               N/A         -0.83%      7.73%         6.42%
  Aggregate Bond Index**

--------------------------------------------------------------------------------

 *Returns are for Class A shares only.

**The Lehman Bros. Aggregate Bond Index is a widely recognized unmanaged index of publicly issued fixed rate U.S. Government and investment grade mortgage-backed and corporate debt securities.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   Fixed Income Fund
Fees and Expenses

               Shareholder
               Transaction
               Expenses
               (fees paid
               by you directly)                      A Shares B Shares C Shares

As an investor in
the Fixed Income
Fund, you will
pay the following
fees and
expenses.

Shareholder
transaction fees
are paid from
your account.
Annual Fund
operating
expenses are paid
out of Fund
assets, and are
reflected in the
share price.
               Maximum sales charge (load)
               on purchases                          4.75%/1/   None     None
                   ------------------------------------------------------------
               Maximum deferred sales charge (load)    None   4.00%/2/ 1.00%/3/
                   ------------------------------------------------------------


Contingent
Deferred Sales Annual Fund Operating
Charge         Expenses (fees paid
               from Fund assets)               A Shares B Shares C Shares

Some share
classes impose a
back end sales
charge (load) if
you sell your
shares before a
certain period of
time has elapsed.
This is called
a Contingent
Deferred Sales
Charge.
               Management fee                    .55%     .55%     .55%
                   ------------------------------------------------------
               Administrative Services fee/4/    .15%     .15%     .15%
                   ------------------------------------------------------
               Distribution (12b-1) fee/5/       .35%     .75%     .75%
                   ------------------------------------------------------
               Service Organization fee/6/       .35%     .50%     .50%
                   ------------------------------------------------------
               Other expenses                    .27%     .27%     .27%
                   ------------------------------------------------------
               Total fund operating expenses    1.67%    2.22%    2.22%
                   ------------------------------------------------------
               Fee waiver/4/,/5/,/6/             .50%     .30%     .30%
                   ------------------------------------------------------
               Net expenses/7/                  1.17%    1.92%    1.92%
                   ------------------------------------------------------

------
/1/Lower sales charges are available depending upon the amount invested.
/2/A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1%, and 0%.
/3/A CDSC of 1% applies to redemptions of Class C shares within the first year. /4/The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares.
/5/The Distributor is contractually waiving .10% of its Distribution fee for
   Class A shares.
/6/The Service Organization fee is being contractually waived in its entirety for Class A shares and contractually limited to .25% for the Class B and Class C shares.

/7/The contractual expense limitations are in effect through December 31, 2000.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                  Fixed Income Fund
Expense
Example

                                           1 Year 3 Years 5 Years 10 Years
                  Class A Shares
                   redemption               $589   $930   $1,295   $2,318
                       ---------------------------------------------------
                  Class B Shares
                   Assuming redemption      $595   $865   $1,162   $2,267
                   Assuming no redemption   $195   $665   $1,162   $2,267
                       ---------------------------------------------------
                  Class C Shares
                   Assuming redemption      $295   $665   $1,162   $2,531
                   Assuming no redemption   $195   $665   $1,162   $2,531
                       ---------------------------------------------------

Use this table to
compare fees and
expenses with those
of other Funds. It
illustrates the
amount of fees and
expenses you would
pay, assuming the
following:

 . $10,000
   investment
 . 5% annual return

 . no changes in the
   Fund's operating
   expenses except
   the expiration of
   the current
   contractual fee
   waiver on
   December 31,
   2000.


Because this example
is hypothetical and
for comparison only,
your actual costs
will be different.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   New York Tax-Free Bond Fund

Investment        The Fund's investment objective is a high level of current
Objective         income, exempt from regular Federal, New York State, and New
                  York City personal income taxes, as is consistent with preservation of capital.

Principal         The Fund invests primarily in municipal bonds, notes,
Investment        commercial paper and other debt instruments of New York, its
Strategies        cities and municipalities, or other public authorities that are exempt from regular federal, New York State, and New
                  York City income taxes in the opinion of bond counsel to the issuer. The Fund maintains 80% of its net assets in tax-exempt, interest paying municipal obligations that are not subject to the Federal income tax or the Federal alternative minimum tax ("AMT"). Generally, the Fund will invest at least 65% of its total assets in bonds of New York issuers.
                  The Fund may invest the balance of its assets in: (i) other
                  New York municipal obligations, such as participation certifications, or (ii) other municipal securities, that are subject to New York State and New York City income taxes.
                  The Fund's investments have an average portfolio maturity ranging from three to 30 years.

                  The Adviser varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions. The Adviser monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.

Principal         The principal risks of investing in the Fund are interest
Investment Risks  rate risk and credit risk. The Fund's investments also have municipal market risk, which is the risk that special factors, such as political or legislative changes or uncertainties related to the tax status of municipal securities, may adversely affect the value of municipal securities and have a significant effect on the value of a Fund's investments. Because the Fund invests in a particular state, its investments have the risks that factors affecting
                  New York State could have a specific effect on the Fund's net asset value.

Who may want to   Consider investing in the Fund if you are:
invest? .seeking a long-term goal such as retirement .looking to reduce taxes on investment income .seeking regular monthly tax free dividends

                  This Fund will not be appropriate for anyone:
                    .investing through a tax-exempt retirement plan .pursuing an aggressive high growth investment strategy .seeking a stable share price

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   New York Tax-Free Bond Fund
Performance Information                   Bar Chart
                                 Year-by-Year Total Returns
The bar chart shows                      as of 12/31
changes in the New                     Class A Shares*
York Tax-Free Bond
Fund's yearly
performance over the                1990     91      92      93      94      95      96      97      98      99
past ten years since               ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
inception to                       6.13%   12.59%  10.66%  14.27%  -8.13%  15.17%  3.99%   8.97%   5.99%   -3.58%
demonstrate that the               --------------------------
Fund's value varied at             The bar chart above does
differing times. The               not reflect the impact of
table below compares               any applicable sales
the Fund's performance             charges or account fees
over time to that of               which would reduce
the Lehman Brothers 7-             returns. The chart,
year Municipal Bond                however, does include
Index, an unmanaged                management fees and
index generally                    operating expenses. Of
representative of the              course, past performance
intermediate municipal             does not indicate how the
bond market. Both the              Fund will perform in the
chart and table assume             future.
reinvestment of
dividends and                      The Fund's returns will
distributions.                     fluctuate over long and
                                   short periods. For
                                   example, during the period
If fee waivers or                  shown in the bar chart,
expense reimbursements             the Fund's:
had not been reflected
in both the chart and              The Fund's returns will
table, the Fund's                  fluctuate over long and
performance would have             short periods. For
been lower.                        example, during the period
                                   shown in the bar chart,
                                   the Fund's:

                              Best quarter:            Q2 1992                    5.15%
                              Worst quarter:           Q1 1994                   -6.15%

                                         --------------------------------------
                               Performance Table

  Average Annual Total Returns (for the periods ending December 31, 1999)

                           Inception Date Past Year Past 5 Years Past 10 Years
                       -------------------------------------------------------
  New York Tax Free Bond      3/21/89       -8.15%      4.90%        5.83%
  Fund Class A*
  (includes maximum 4.75%
  sales charge)
                       -------------------------------------------------------
  Lehman Brothers 7-year        N/A         -2.06%      6.91%        6.89%
  Municipal
  Bond Index**

--------------------------------------------------------------------------------

*Returns are for Class A shares only.

** The Lehman Brothers 7-year Municipal Bond Index is a widely recognized unmanaged index of publicly issued fixed rate U.S. Government and investment grade mortgage-backed and corporate debt securities having an average maturity of 7-years.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   New York Tax-Free Bond Fund
Fees and Expenses

               Shareholder Transaction Expenses
               (fees paid by you directly)           A Shares B Shares C Shares

As an investor in
the New York Tax-
Free Bond Fund,
you will pay the
following fees
and expenses.
               Maximum sales charge (load)
               on purchases                          4.75%/1/   None     None
                   ------------------------------------------------------------
               Maximum deferred sales charge (load)    None   4.00%/2/  1.00%3
                   ------------------------------------------------------------

Shareholder
transaction fees
are paid from
your account.
Annual Fund
operating
expenses are paid
out of Fund
assets, and are
reflected in the
share price.

               Annual Fund Operating
               Expenses (fees paid
               from Fund assets)                   A Shares B Shares C Shares


Contingent De-
ferred Sales
Charge

Some share
classes impose a
back end sales
charge (load) if
you sell your
shares before a
certain period of
time has elapsed.
This is called a
Contingent
Deferred Sales
Charge.
               Management fee                        .45%     .45%     .45%
                   ----------------------------------------------------------
               Administrative Services fee/4/        .15%     .15%     .15%
                   ----------------------------------------------------------
               Distribution (12b-1) fee/5/           .35%     .75%     .75%
                   ----------------------------------------------------------
               Service Organization fee/6/           .35%     .50%     .50%
                   ----------------------------------------------------------
               Other expenses                        .55%     .55%     .55%
                   ----------------------------------------------------------
               Total fund operating expenses        1.85%    2.40%    2.40%
                   ----------------------------------------------------------
               Fee waivers & expense/4/, /5/, /6/    .50%     .30%     .30%
                   ----------------------------------------------------------
               Net expenses/7/                      1.35%    2.10%    2.10%
                   ----------------------------------------------------------

------
/1/ Lower sales charges are available depending upon the amount invested.
/2/ A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1%, and 0%.
/3/ A CDSC of 1% applies to redemptions of Class C shares within the first year.
/4/ The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares.
/5/ The Distributor is contractually waiving .10% of its Distribution fee for
 Class A shares.
/6/ The Service Organization fee is being contractually waived in its entirety for Class A shares and contractually limited to .25% for the Class B and Class C shares.

/7/ The contractual expense limitations are in effect through December 31, 2000.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   New York Tax-Free Bond Fund
Expense Example

                                           1 Year 3 Years 5 Years 10 Years
                  Class A Shares
                   Assuming Redemption      $606   $983   $1,384   $2,502
                       ---------------------------------------------------
                  Class B Shares
                   Assuming redemption      $613   $920   $1,253   $2,452
                   Assuming no redemption   $213   $720   $1,253   $2,452
                       ---------------------------------------------------
                  Class C Shares
                   Assuming redemption      $313   $720   $1,253   $2,714
                   Assuming no redemption   $213   $720   $1,253   $2,714
                       ---------------------------------------------------

Use this table to
compare fees and
expenses with those
of other Funds. It
illustrates the
amount of fees and
expenses you would
pay, assuming the
following:

 . $10,000
   investment
 . 5% annual return

 . no changes in the
   Fund's operating
   expenses except
   the expiration of
   the
   current contractual
   fee waiver on
   December 31,
   2000.

Because this example
is hypothetical and
for comparison only,
your actual costs
will be different.

 Investment Objectives, Strategies and Risk
[GRAPHIC]

                                    Growth and Income Fund
        Ticker Symbol:      Class A MTREX    Class B N/A    Class C N/A

This section of the Prospectus provides a more complete description of the principal investment objectives and policies of the Funds. Of course, there can be no assurance that the Funds will achieve their investment objectives. Additional descriptions of the Funds' risks, strategies, and investments, as well as other strategies and investments not described below, may be found in the Funds' Statement of Additional Information or SAI.

Investment Objective, Policies And Strategy

The Fund's investment objective is long-term growth of capital and current income. The Fund seeks to achieve this objective by investing at least 65% of its total assets in common stocks, preferred stocks, and convertible securities. The Fund may invest up to 35% of its total assets in fixed income securities and money market instruments. The fixed income securities may include U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements.

The Fund's criteria for selecting equity securities are the issuer's managerial strength, competitive position, price to earnings ratio, profitability, prospects for growth, underlying asset value and relative market value. The Fund's Adviser uses quantitative and fundamental research to identify stocks meeting either or both growth and income criteria and selects securities for the portfolio that appear to be undervalued. The Fund may invest in securities that appear to be undervalued because the value or potential for growth has been overlooked by many investors or because recent changes in the economy, industry or the company have not yet been reflected in the price of the securities. In order to increase the Fund's portfolio income, the Fund may invest in securities that provide current dividends or, in the opinion of the Adviser, have a potential for dividend growth in the future. Investments will be sold if they no longer meet the Fund's criteria for income-oriented or growth-oriented instruments.

The Fund will place greater emphasis on capital appreciation as compared to income, although changes in market conditions and interest rates will cause the Fund to vary emphasis of these two elements of its investment program in order to meet its investment objective.

Risk Considerations

The principal risk of investing in the Fund is market risk, which is the risk that the value of a Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall will generally decline over short or longer-term periods. In addition, there is the risk that stocks selected because they represent value will remain undervalued or out-of-favor. Therefore, the Fund could underperform other stock investments. The Fund's investments in fixed-income securities and money market securities may have interest rate risk, prepayment risk and credit risk. Increases in interest rates may cause the value of the Fund's investments to decline. Prepayment risk may expose the Fund to potentially lower return upon subsequent reinvestment of the principal.

 Investment Objectives, Strategies and Risk
[GRAPHIC]

                                             Fixed Income Fund
        Ticker Symbol:      Class A MFIFX    Class B N/A    Class C N/A

Investment Objective, Policies and Strategy

The Fund's investment objective is generation of high current income consistent with appreciation of capital. The Fund normally invests at least 65% of its total assets in fixed-income securities that are rated at least Baa by Moody's or BBB by S&P, comparably rated securities or, if unrated, of comparable quality. The Fixed Income Fund invests primarily in U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. The Fund expects to maintain an average quality rating of its investment portfolio of Aa by Moody's or AA by S&P or equivalent quality. The Fund currently has no policy with respect to the Fund's average portfolio maturity. The Fund also may invest in U.S. Government mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund also may invest up to 35% of its total assets in variable and floating rate debt securities meeting its quality standards.

The Fund bases its investment selection upon analysis of various factors, including outlook for the economy and anticipated changes in interest rates and inflation. If a security held by the Fund has its rating reduced below the Fund's quality standards or revoked, the Fund may continue to hold the security. The Adviser will, however, consider whether the Fund should continue to hold the security. These securities may be subject to greater credit risk and have greater price volatility than securities in the higher rating categories.

Risk Considerations

The principal risks of investing in the Fund are interest rate risk and credit risk. The Fund's investments in Baa/BBB rated securities may be subject to a greater degree of market fluctuation and credit risk than the Fund's investments in higher quality securities. Increases in interest rates may cause the value of the Fund's investments to decline. Interest rate risk is greater for the Fund's investments in mortgage-related securities because when interest rates rise, the maturities of these type of securities tend to lengthen and the value of the securities decreases more significantly. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns as the Fund must reinvest its assets in debt securities with lower interest rates.

 Investment Objectives, Strategies and Risk
[GRAPHIC]

                                    New York Tax-Free Bond Fund
         Ticker Symbol:    Class A MNYBX    Class B N/A    Class C N/A

Investment Objective, Policies and Strategy

The Fund's investment objective is a high a level of current income, exempt from regular Federal, New York State, and New York City income taxes, as is consistent with preservation of capital. The Fund normally invests at least 80% of its net assets in federally tax-exempt, interest paying municipal obligations that are not subject to Federal income tax and AMT. In addition, the Fund normally invests at least 65% of its total assets in bonds of New York issuers.

The Fund generally invests primarily in municipal bonds, notes, commercial paper and other debt instruments that are exempt from Federal, New York State, and New York City income tax in the opinion of bond counsel to the issuer. The Fund also may invest in securities that are subject to New York State and New York City income taxes. The Fund's investments have an average portfolio maturity ranging from three to 30 years.

The Fund invests in:
 . municipal bonds that are rated at least Baa by Moody's or BBB by S&P or of comparably quality;
 . municipal notes that are rated MIG-2 or better by Moody's or "SP-2" or better by S&P or of comparable quality; and . municipal commercial paper rated "Prime-2" or better by Moody's or "A-2" or better by S&P or of comparable quality.

The Adviser varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market conditions. The Adviser monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.

If a security held by the Fund has its rating reduced below the Fund's quality standards or revoked, the Fund may continue to hold the security. The Adviser will, however, consider whether the Fund should continue to hold the security. These securities may be subject to greater credit risk and have greater price volatility than securities in the higher rating categories.

The Fund may invest 25% or more of its total assets in municipal bonds, notes, commercial paper and other debt instruments that are related in other ways such that an economic, business or political development or change affecting one such obligation could also affect the other obligations; for example, municipal obligations, with interest that is paid from revenues of similar types of projects. In addition, from time to time, the Fund may invest 25% or more of its assets in industrial development bonds, which, although issued by industrial development authorities, may be backed only by those assets and revenues of non-governmental users.

Risk Considerations

The principal risks of investing in the Fund are interest rate risk, credit risk, and municipal market risk. Municipal market risk is the risk that special factors, such as political or legislative changes or uncertainties related to the tax status of municipal securities, may adversely affect the value of municipal securities and have a significant effect on the value of a Fund's investments.

 Investment Objectives, Strategies and Risk
[GRAPHIC]

Because the Fund invests in a particular state's municipal obligations, factors affecting New York State and its municipalities, including economic, political, or regulatory occurrences, may have a significant effect on the Fund's net asset value. In addition, the Fund may invest up to 25% of its total assets in a single issuer's securities. Factors affecting a single issuer in which the Fund invests could have a more significant effect on the Fund's net asset value.

Other Considerations--All Funds

Portfolio Turnover. The portfolio turnover rate for each Fund is included in the Financial Highlights section of this Prospectus. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders.

Temporary Defensive Positions. In order to meet liquidity needs or for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Sub-Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. Funds which have policies to invest 65% or 80% of their assets in specified investments will not invest more than 35% or 20% of their assets, respectively, in order to meet liquidity needs. To the extent the Funds are engaged in temporary or defensive investments, a Fund will not be pursuing its investment objective.

 Fund Management
[GRAPHIC]


The Investment Adviser

HSBC Asset Management (Americas) Inc. (HSBC or the "Adviser"), 140 Broadway, New York, NY 10005 is the adviser for the Funds. HSBC manages more than $6.1 billion of assets of individuals, pension plans, corporations and institutions. Through its portfolio management team, HSBC makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

For these advisory services, the Funds paid the Adviser at the rates shown below during their fiscal year ended December 31, 1999:

                               Percentage of
                             average net assets
                               as of 12/31/99
-----------------------------------------------
Growth and Income Fund              .55%
-----------------------------------------------
Fixed Income Fund                   .55%
-----------------------------------------------
New York Tax Free Bond Fund         .25%*
-----------------------------------------------

*HSBC waived a portion of its contractual fees with the New York Tax-Free Bond Fund for the most recent fiscal year. Contractual fees (without waivers) for this Fund are .45%.

Portfolio Managers

Mr. Fredric Lutcher III, Managing Director, U.S. Equities, is responsible for the day-to-day management of the Growth and Income Fund. Prior to joining the Adviser in late 1997, Mr. Lutcher worked as Vice President and Senior Mutual Fund Portfolio Manager at Merrill Lynch Asset Management for nine years.

Mr. Edward Merkle is responsible for the day-to-day management of the Fixed Income Fund's portfolio. Mr. Merkle joined the Adviser in 1984 and is responsible for managing institutional and retail fixed income portfolios.

Mr. Jerry Samet, Municipal Bond Portfolio Manager, Fixed Income Group of the Adviser, is responsible for the day-to-day management of the New York Tax Free Bond Fund. Before joining the Adviser in February 1996, Mr. Samet worked for Bankers Trust in the Private Clients Group for eight years. He was a portfolio manager/trader for six years, and before that, he was a trading assistant for two years.

The Distributor and Administrator

BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator. Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

 Fund Management
[GRAPHIC]

BISYS also serves as the distributor of each Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.



Code of Ethics

The Code of Ethics of the Adviser and the Funds prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. Both organizations maintain careful monitoring with the Code of Ethics. The Code of Ethics are on public file and are available from the SEC.

 Shareholder Information
[GRAPHIC]

                       Pricing of Fund Shares

---------------------
How NAV is
Calculated
                        Funds

The NAV is              Per share net asset value (NAV) is determined and its
calculated by adding    shares are priced at the close of regular trading on
the total value of a    the New York Stock Exchange, normally at 4:00 p.m.
Fund's investments      Eastern time on days the Exchange is open. Fund shares
and other assets,       will not be priced on days the New York Stock Exchange
subtracting its         is closed for trading.
liabilities and then
dividing that figure    Some of the Funds invest in securities that are
by the number of        primarily listed on foreign exchanges and trade on
outstanding shares      weekends or other days when the Fund does not price its
of the Fund:            shares. As a result, the Funds' NAVs may change on days
                        when shareholders will be unable to purchase or redeem
        NAV =           the Funds' shares.
    Total Assets-
     Liabilities        Your order for purchase, sale or exchange of shares is
   -------------        priced at the next NAV calculated after your order is
  Number of Shares      accepted by the Fund less any applicable sales charge
     Outstanding        as noted in the section on "Distribution
                        Arrangements/Sales Charges." This is what is known as
You can find the        the offering price.
Fund's NAV daily in
The Wall Street         The Funds' securities are generally valued at current
Journal and other       market prices. If market quotations are not available,
newspapers.             prices will be based on fair value as determined by the
---------------------   Funds' Trustees.
                       --------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding To Your Shares

You may purchase the
Funds through the                                          Minimum    Minimum
Distributor or                                             Initial   Subsequent
through banks,                 Account type               Investment Investment
brokers and other
investment                     Class A, B, or C
representatives, who           Regular                      $1,000      $50
may charge                     ------------------------------------------------
additional fees and            Automatic Investment Plan       $50      $50
may require higher             ------------------------------------------------
minimum investments
or impose other         All purchases must be in U.S. dollars. A fee will be
limitations on          charged for any checks that do not clear. Third-party
buying and selling      checks are not accepted.
shares. If you
purchase shares
through an
investment
representative, that
party is responsible
for transmitting
orders by close of
business and may
have an earlier cut-
off time for
purchase and sale
requests. Consult
your investment
representative or
institution for
specific
information.

--------------------------------------------------------------------------------

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

There are no minimum investment requirements with respect to investments effected through certain automatic purchase and redemption arrangements on behalf of customer accounts maintained at Service Organizations. The minimum investment requirements may be waived or lowered for investments effected on a group basis by certain other institutions and their employees, such as pursuant to a payroll deduction plan. All funds will be invested in full and fractional shares.

--------------------------------------------------------------------------------

Avoid 31% Tax Withholding

The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding To Your Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent to:

By Regular Mail:         By Express Mail:
HSBC Family of Funds     HSBC Family of Funds
PO Box 163850            3435 Stelzer Road
Columbus, OH 43216-3850  Columbus, OH 43219

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "HSBC Family of Funds."

3. Mail or deliver application and payment to the address above.

Subsequent Investments:

1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
 . Fund
 . Amount invested
 . Account name and number

2. Make check, bank draft or money order payable to "HSBC Family of Funds".

3. Mail or deliver investment slip and payment to the address above.

 Shareholder Information
[GRAPHIC]

                      Purchasing and Adding To Your Shares
Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-634-2536. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-634-2536 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

By Wire Transfer

Telephone the Transfer Agent at 1-800-634-2536 for instructions. Please note your bank will normally charge you a fee for handling this transaction.

You can add to your account by using the following convenient options. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

 Shareholder Information
[GRAPHIC]

                      Purchasing And Adding To Your Shares
Automatic Investment Plan                 Directed Dividend Option

You can make automatic investments in     By selecting the appropriate box in
the Funds from your bank account,         the Account Application, you can
through payroll deduction or from your    elect to receive your distributions
federal employment, Social Security or    in cash (check) or have
other regular government checks.          distributions (capital gains and
Automatic investments can be as little    dividends) reinvested in another
as $50, once you've invested the $1000    HSBC Fund without a sales charge.
minimum required to open the account.     You must maintain the minimum
                                          balance in each Fund into which you
To invest regularly from your bank        plan to reinvest dividends or the
account:                                  reinvestment will be suspended and
                                          your dividends paid to you. The Fund
 .  Complete the Automatic Investment     may modify or terminate this
    Plan portion on your Account          reinvestment option without notice.
    Application.                          You can change or terminate your
  Make sure you note:                     participation in the reinvestment
  - Your bank name, address and           option at any time.
    account number                        --------------------------------------
  - The amount you wish to invest
    automatically (minimum $50)
  - How often you want to invest
    (every month, 4 times a year,
    twice a year or once a year)
 .  Attach a voided personal check.

To invest regularly from your paycheck
or government check:
Call 1-800-634-2536 for an enrollment
form.


--------------------------------------------------------------------------------
Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B and C shares, because Class A shares have lower distribution expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
--------------------------------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

You may sell      Withdrawing Money From Your Fund Investment
your shares at
any time. Your    As a mutual fund shareholder, you are technically selling
sales price will  shares when you request a withdrawal in cash. This is also
be the next NAV   known as redeeming shares or a redemption of shares.
after your sell
order is          -------------------------------------------------------------
received by the   Contingent Deferred Sales Charge
Fund, its
transfer agent,   When you sell Class B or Class C shares, you will be charged
or your           a fee for any shares that have not been held for a
investment        sufficient length of time. These fees will be deducted from
representative.   the money paid to you. See the section on "Distribution
Normally you      Arrangements/Sales Charges" on page 31 for details.
will receive
your proceeds     -------------------------------------------------------------
within a week     Instructions For Selling Shares
after your
request is        If selling your shares through your financial adviser or
received.         broker, ask him or her for redemption procedures. Your
                  adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.


By                1. Call 1-800-634-2536 with instructions as to how you wish telephone(unless  to receive your funds (mail, wire, electronic transfer).
you have
declined
telephone sales
privileges on
your latest
application)
--------------------------------------------------------------------------------
By mail           1. Call 1-800-634-2536 to request redemption forms or write
(See "Selling     a letter of instruction indicating:
Your Shares--       . your Fund and account number
Redemptions in      . amount you wish to redeem
Writing             . address where your check should be sent
Required")          . account owner signature

                  2. Mail to:
                    HSBC Family of Funds
                    PO Box 163850
                    Columbus, OH 43216-3850
--------------------------------------------------------------------------------
By express        See instruction 1 above.
delivery service
(See "Selling     2. Send to
Your Shares--       HSBC Family of Funds
Redemptions in      co/BISYS Fund Services
Writing             Attn: T.A. Operations
Required")          3435 Stelzer Road
                    Columbus, OH 43219

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

Wire transfer     Call 1-800-634-2536 to request a wire transfer.

You must
indicate this     If you call in your redemption request of $1,000 or more by
option on your    4 p.m. Eastern time, your payment will normally be wired to
application.      your bank on the next business day.

Your financial
institution may
charge a wire
transfer fee.

--------------------------------------------------------------------------------

Electronic        Call 1-800-634-2536 to request an electronic redemption.
Redemptions

                  If you call by 4 p.m. Eastern time, the NAV of your shares
Your bank must    will normally be determined on the same day and the proceeds
participate in    credited within 7 days.
the Automated
Clearing House
(ACH) and must
be a U.S. bank.

Your bank may
charge for this
service.

--------------------------------------------------------------------------------

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

 . Make sure you've checked the appropriate box on the Account Application. Or call 1-800-634-2536.
 . Include a voided personal check.
 . Your account must have a value of $10,000 or more to start withdrawals.
 . If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares
Redemptions In Writing Required

You must request redemption in writing in the following situations:

1.Redemption requests requiring a signature guarantee which include each of the following:

 . Redemptions over $5,000
 . Your account registration or the name(s) in your account has changed within the last 30 days
 . The check is not being mailed to the address on your account
 . The check is not being made payable to the owner of the account
 . The redemption proceeds are being transferred to another Fund account with a different registration.

 A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone redemption privileges will be suspended for a 30-day period following a telephone address change.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, payment on redemption requests will be delayed until the Transfer Agent is reasonably satisfied that the check has cleared (which may require up to 15 days from purchase date). You can avoid this delay by purchasing shares with a certified check.

Refusal Of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

Redemption In Kind

The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing Of Small Accounts

If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be considered void. The check will be canceled and the money reinvested in the Fund.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

The Funds offer investors a choice among multiple classes of shares with different sales charges and expenses. In selecting which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your investment, (ii) the amount of any applicable sales charge imposed at the time of redemption and Rule 12b-1 fees, as noted below, (iii) whether you qualify for any reduction or waiver of any applicable sales charge,
(iv) the various exchange privileges among the different classes of shares and
(v) the fact that Class B shares automatically convert to Class A shares after six years. The Class A, Class B and Class C shares are offered in this Prospectus.

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges.

                                 Class A                Class B                Class C
---------------------------------------------------------------------------------------------
Sales Charge (Load)       Front-end sales        No front-end sales     No front-end sales
                          charge; reduced sales  charge. A contingent   charge. A contingent
                          charges available.     deferred sales charge  deferred sales charge
                                                 (CDSC) may be imposed  (CDSC) may be imposed
                                                 on shares redeemed     on shares redeemed
                                                 within four years      within one year after
                                                 after purchase;        purchase.
                                                 shares automatically
                                                 convert to Class A
                                                 shares after 6 years.
---------------------------------------------------------------------------------------------
Distribution (12b-1) Fee  Subject to annual      Subject to annual      Subject to annual
                          distribution fee of    distribution fee of    distribution fee of
                          up to .35% (Fixed      up to .75% of the      up to .75% of the
                          Income Fund, New York  Fund's net assets.     Fund's net assets.
                          Tax-Free Bond Fund)
                          or .50% (Growth and
                          Income Fund) of the
                          Fund's net assets.
---------------------------------------------------------------------------------------------
Service Organization Fee  Subject to annual fee  Subject to annual      Subject to annual
                          of up to .35% of the   Service Organization   Service Organization
                          Fund's net assets.*    fee of up to .50% of   fee of up to .50% of
                                                 the Fund's net         the Fund's net
                                                 assets.*               assets.*
---------------------------------------------------------------------------------------------
Fund Expenses             Lower annual expenses  Higher annual          Higher annual
                          than Class B or C      expenses than Class A  expenses than Class A
                          shares.                shares.                shares.
---------------------------------------------------------------------------------------------

* The Service Organization fee is being contractually waived for Class A shares and contractually limited to .25% for Class B and Class C shares through December 31, 2000.

 Shareholder Information
[GRAPHIC]

                       Distribution Arrangements/Sales Charges
Calculation Of Sales Charges

Class A Shares

This section describes the sales charges and fees you will pay as an investor in the Funds and ways to qualify for reduced sales charges.

Shares are sold at their public offering price. This price includes the net asset value plus the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

Growth And Income Fund

                            Sales Charge   Sales Charge
                             As A % Of       As A % Of
  Your Investment          Offering Price Your Investment
---------------------------------------------------------
  Up to $49,999                 5.00%          5.26%
---------------------------------------------------------
  $50,000 up to $99,999         4.50%          4.71%
---------------------------------------------------------
  $100,000 up to $249,999       3.75%          3.90%
---------------------------------------------------------
  $250,000 up to $499,999       2.50%          2.56%
---------------------------------------------------------
  $500,000 up to $999,999       2.00%          2.04%
---------------------------------------------------------
  $1,000,000 and above          1.00%          1.01%
---------------------------------------------------------

Fixed Income Fund

                            Sales Charge   Sales Charge
                             As A % Of       As A % Of
  Your Investment          Offering Price Your Investment
---------------------------------------------------------
  Up to $49,999                 4.75%          4.99%
---------------------------------------------------------
  $50,000 up to $99,999         4.25%          4.44%
---------------------------------------------------------
  $100,000 up to $249,999       3.50%          3.63%
---------------------------------------------------------
  $250,000 up to $499,999       2.50%          2.56%
---------------------------------------------------------
  $500,000 up to $999,999       2.00%          2.04%
---------------------------------------------------------
  $1,000,000 and above          1.00%          1.01%
---------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges
New York Tax Free Bond Fund

                              Sales Charge   Sales Charge
                               As A % Of       As A % Of
  Amount Of Purchase         Offering Price Your Investment
-----------------------------------------------------------
   Up to $49,999                  4.75%          4.99%
-----------------------------------------------------------
   $50,000 up to $99,999          4.25%          4.44%
-----------------------------------------------------------
   $100,000 up to $249,999        3.50%          3.63%
-----------------------------------------------------------
   $250,000 up to $499,999        2.50%          2.56%
-----------------------------------------------------------
   $500,000 up to $999,999        2.00%          2.04%
-----------------------------------------------------------
   $1,000,000 and above           1.00%          1.01%
-----------------------------------------------------------

Class B and Class C Shares

Class B and C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the fourth anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of redemption. If you sell your Class C shares before the first anniversary of purchase, you will pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

Class B Shares

                            CDSC as a % of Dollar
 Years Since Purchase      Amount Subject to Charge
---------------------------------------------------
   0-1                              4.00%
---------------------------------------------------
   1-2                              3.00%
---------------------------------------------------
   2-3                              2.00%
---------------------------------------------------
   3-4                              1.00%
---------------------------------------------------
   more than 4                       None
---------------------------------------------------

If you sell some but not all of your Class B or C shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

The Class B CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class B shares. Although Class B shares are sold without an initial sales charge, the Distributor normally pays a sales commission of the purchase price of Class B shares to the dealer from its own resources at the time of the sale. The Distributor and its agents may assign their right to receive any Class B CDSC, certain distribution and service organization fees, to an entity that provides funding for up-front sales commission payments.

Class C Shares

There is no sales charge imposed upon purchases of Class C shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. Unlike Class B shares, Class C shares do not convert to Class A shares.

Conversion Feature--Class B Shares

 . Class B shares automatically convert to Class A shares of the same Fund after six years from the end of the month of purchase.

 . After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

 . You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

 . If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Sales Charge Reductions

Class A Shares

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

 . By initially investing a minimum of $1,000 and informing the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge.

 . Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

Sales Charge Waivers

Class A Shares

The following qualify for waivers of sales charges:

 . Shares purchased by investment representatives through fee-based investment products or accounts.

 . Proceeds from redemptions from another mutual fund complex within 90 days after redemption, if you paid a front end sales charge for those shares.

 . Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any HSBC Fund.

 . Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

 . Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Class B Shares and Class C Shares

The CDSC will be waived under certain circumstances, including the following:

 . Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

 . Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

 . Returns of excess contributions to retirement plans.

 . Distributions of less than 12% of the annual account value under a Systematic Withdrawal Plan.

 . Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

Reinstatement Privilege

If you have sold shares and decide to reinvest in the Fund within a 60 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 60 days of the date your instructions to sell were processed.

Distribution (12b-1) Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. The 12b-1 fees vary by share class as follows:

 . Class A shares of the Fixed Income Fund and New York Tax-Free Bond Fund pay a 12b-1 fee of up to .35% of the average daily net assets of a Fund. Class A shares of the Growth and Income Fund pay a 12b-1 fee of up to .50% of the average daily net assets of the Fund.

 . Class B and Class C shares pay a 12b-1 fee of up to .75% of the average daily net assets of the applicable Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

 . The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

 . Long-term shareholders of Class B and Class C may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution fees.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Service Organizations

Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organizations") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds will pay the Service Organization a fee at an annual rate of up to .35% for Class A shares and up to .50% for Class B and Class C shares (with contractual waivers, the fees are zero for Class A and .25% for Class B and C) of the average daily net asset value of shares for which the Service Organization from time to time performs these services. The services provided include:

 . receiving and processing shareholder orders
 . performing the accounting for the customers' sub-accounts
 . maintaining retirement plan accounts
 . answering questions and handling correspondence for individual accounts . acting as the sole shareholder of record for its customers' accounts
 . issuing shareholder reports and transaction confirmations
 . performing daily "sweep" functions

Investors who purchase, sell or exchange shares for the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to shareholders sub-accounts.

 Shareholder Information
[GRAPHIC]

                       Exchanging Your Shares
                       Instructions For Exchanging Shares


You can exchange       Exchanges may be made by sending a written request to
your shares that       HSBC Family of Funds, PO Box 163850, Columbus OH 43216-
have been held for     3850, or by calling 1-800-634-2536. Please provide the
at least seven days    following information:
in a Fund for shares
of the same class of    . Your name and telephone number
another HSBC Fund,      . The exact name on your account and account number
usually without         . Taxpayer identification number (usually your Social
paying additional         Security number)
sales charges (see
"Notes on
Exchanges"). No
transaction fees are
charged for
exchanges.
                        . Dollar value or number of shares to be exchanged
You must meet the       . The name of the Fund from which the exchange is to
minimum investment        be made
requirements for the    . The name of the Fund into which the exchange is
Fund into which you       being made.
are exchanging.
Exchanges from one     See "Selling your Shares" for important information
Fund to another are    about telephone transactions.
taxable. You should
review the             The Funds reserve the right to modify or terminate the
prospectus of the      exchange privilege upon 60 days written notice.
HSBC Fund before
making an exchange.

 Shareholder Information
[GRAPHIC]

                       Exchanging Your Shares

Automatic Exchanges    Notes On Exchanges


                       When exchanging from a Fund that has no sales charge or
You can use the        a lower sales charge to a Fund with a higher sales
Funds' Automatic       charge, you will pay the difference.
Exchange feature to
purchase shares of
the Funds at regular
intervals through
regular, automatic
redemptions from the
Money Market Fund.
To participate in
the Automatic
Exchange:

                       The registration and tax identification numbers of the two accounts must be identical.

                       The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

                       Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

 . Complete the
   appropriate
   section of the
   Account
   Application.
 . Keep a minimum of
   $10,000 in the
   Money Market Fund
   and $1,000 in the
   Fund whose shares
   you are buying.

To change the
Automatic Exchange
instructions or to
discontinue the
feature, you must
send a written
request to HSBC
Family of Funds,
P.O. Box 163850,
Columbus, Ohio
43216-3850.

 Shareholder Information
[GRAPHIC]

                       Dividends, Distributions and Taxes

Any income a Fund receives in the form of interest or dividends is paid out, less expenses, to its shareholders as dividends. Income dividends on the Growth and Income Fund are usually paid semi-annually. Dividends on all other Funds are paid monthly. Capital gains for all Funds are distributed at least annually.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income as are dividends paid by the New York Tax-Free Bond Fund that are derived from taxable investments. Taxes on capital gains by the Funds will vary with the length of time the Fund has held the security--not how long you have invested in the Fund.

During normal market conditions, the New York Tax-Free Bond Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes. The Fund may invest in certain securities with interest that may be a preference item for the purposes of the alternative minimum tax or a factor in determining whether Social Security benefits are taxable. In such event, a portion of the Fund's dividends would not be exempt from federal income taxes.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 Financial Highlights
[GRAPHIC]

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report and incorporated by reference in the SAI, which is available upon request.

Growth and Income Fund

                                                                           Class B***     Class C***
                                                                          ------------   ------------
                                                                          Period ended   Period ended
                              For the Year Ended December 31,             December 31,   December 31,
                         -----------------------------------------------  ------------   ------------
                           1999      1998     1997       1996     1995        1999           1999
                         --------  --------  -------   --------  -------  ------------   ------------
Net Asset Value,
 Beginning of Period.... $  13.86  $  12.36  $ 16.28   $  14.77  $ 11.93     $15.32         $15.32
                         --------  --------  -------   --------  -------     ------         ------
Investment Activities
 Net investment income..     0.02      0.07     0.18       0.18     0.30      (0.03)         (0.06)
 Net realized and
  unrealized gains from
  investment
  transactions..........     2.47      3.23     4.28**     2.46     3.64       0.98           1.01
                         --------  --------  -------   --------  -------     ------         ------
 Total from Investment
  Activities............     2.49      3.30     4.46       2.64     3.94       0.95           0.95
                         --------  --------  -------   --------  -------     ------         ------
Distributions
 From net investment
  income................    (0.02)    (0.08)   (0.19)     (0.18)   (0.30)        --             --
 From net realized
  gains.................    (1.41)    (1.72)   (8.19)     (0.95)   (0.80)     (1.41)         (1.41)
                         --------  --------  -------   --------  -------     ------         ------
 Total Distributions....    (1.43)    (1.80)   (8.38)     (1.13)   (1.10)     (1.41)         (1.41)
                         --------  --------  -------   --------  -------     ------         ------
Net Asset Value, End of
 Period................. $  14.92  $  13.86  $ 12.36   $  16.28  $ 14.77     $14.86         $14.86
                         ========  ========  =======   ========  =======     ======         ======
Total Return (excludes
 sales or redemption
 charges)...............    18.48%    26.97%   27.42%     17.90%   33.11%      6.68%(a)       6.68%(a)
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000).......... $117,542  $106,267  $55,195   $140,688  $66,062     $3,459         $   23
 Ratio of expenses to
  average net assets....     0.88%     0.89%    0.83%      0.85%    0.94%      1.77%(b)       1.77%(b)
 Ratio of net investment
  income to average net
  assets................     0.14%     0.58%    0.95%      1.43%    2.06%     (0.87)%(b)     (0.81)%(b)
 Ratio of expenses to
  average net assets*...     1.00%     1.01%    0.95%      0.96%    0.97%      2.13%(b)       2.07%(b)
 Portfolio Turnover
  Rate..................    94.36%    82.19%   69.07%     61.68%   52.77%     94.36%         94.36%

------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** In addition to the net realized and unrealized gains from investment transactions, this amount includes a decrease in net asset value per share resulting from the timing of issuances and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

*** Class B and C commenced offering on July 1, 1999.

(a) Not annualized.

(b) Annualized.

 Financial Highlights
[GRAPHIC]

Fixed Income Fund

                                     For the Year Ended December 31,
                                 ---------------------------------------------
                                  1999      1998     1997      1996     1995
                                 -------   -------  -------  --------  -------
Net Asset Value, Beginning of
 Year........................... $ 10.37   $ 10.12  $  9.89  $  10.28  $  9.35
                                 -------   -------  -------  --------  -------
Investment Activities
 Net investment income..........    0.57      0.57     0.59      0.59     0.59
 Net realized and unrealized
  gains (losses) from
  investments...................   (0.76)     0.25     0.23     (0.39)    0.93
                                 -------   -------  -------  --------  -------
 Total from Investment
  Activities....................   (0.19)     0.82     0.82      0.20     1.52
                                 -------   -------  -------  --------  -------
Distributions
 From net investment income.....   (0.57)    (0.57)   (0.59)    (0.59)   (0.59)
                                 -------   -------  -------  --------  -------
 Total Distributions............   (0.57)    (0.57)   (0.59)    (0.59)   (0.59)
                                 -------   -------  -------  --------  -------
Net Asset Value, End of Year.... $  9.61   $ 10.37  $ 10.12  $   9.89  $ 10.28
                                 =======   =======  =======  ========  =======
Total Return (excludes sales or
 redemption charges)............   (1.86%)    8.33%    8.62%     2.11%   16.73%
Ratios/Supplemental Data:
 Net Assets at end of
  period (000).................. $42,353   $53,834  $61,402  $104,875  $99,942
 Ratio of expenses to average
  net assets....................    0.92%     0.89%    0.88%     0.88%    0.93%
 Ratio of net investment income
  to average net assets.........    5.70%     5.59%    6.00%     5.94%    6.03%
 Ratio of expenses to average
  net assets*...................    1.04%     1.01%    1.00%     0.98%    0.96%
 Portfolio Turnover Rate........   75.75%    71.05%   60.98%   156.05%   41.58%

------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 Financial Highlights
[GRAPHIC]

New York Tax-Free Bond Fund

                            For the Year Ended December 31,            Class B**
                         -------------------------------------------  ------------
                                                                      Period Ended
                                                                        Dec. 31,
                          1999     1998     1997     1996     1995        1999
                         ------   -------  -------  -------  -------  ------------
Net Asset Value,
 Beginning of Year...... $11.64   $ 11.48  $ 11.05  $ 11.17  $ 10.20     $11.21
                         ------   -------  -------  -------  -------     ------
Investment Activities
 Net investment income..   0.51      0.51     0.53     0.55     0.54       0.19
 Net realized and
  unrealized gains
  (losses) from
  investments...........  (0.91)     0.16     0.43    (0.12)    0.97      (0.49)
                         ------   -------  -------  -------  -------     ------
 Total from Investment
  Activities............  (0.40)     0.67     0.96     0.43     1.51      (0.30)
                         ------   -------  -------  -------  -------     ------
Distributions
 From net investment
  income................  (0.51)    (0.51)   (0.53)   (0.55)   (0.54)     (0.19)
                         ------   -------  -------  -------  -------     ------
 Total Distributions....  (0.51)    (0.51)   (0.53)   (0.55)   (0.54)     (0.19)
                         ------   -------  -------  -------  -------     ------
Net Asset Value, End of
 Year................... $10.73   $ 11.64  $ 11.48  $ 11.05  $ 11.17     $10.72
                         ======   =======  =======  =======  =======     ======
Total Return (excludes
 sales or redemption
 charges)...............  (3.58)%    5.99%    8.97%    3.99%   15.17%     (2.71)%(a)
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000).......... 28,075   $33,668  $37,524  $41,975  $50,677     $  392
 Ratio of expenses to
  average net assets....   1.08%     0.96%    0.92%    0.91%    0.99%      2.01%(b)
 Ratio of net investment
  income to average net
  assets................   4.40%     4.47%    4.79%    5.02%    5.07%      3.37%(b)
 Ratio of expenses to
  average net assets*...   1.31%     1.28%    1.24%    1.21%    1.20%      2.35%(b)
 Portfolio Turnover
  Rate..................  11.85%    56.81%   35.64%   87.40%   24.43%     11.85%

------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Class B commenced operations on July 1, 1999.

(a) Not Annualized

(b) Annualized

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other Funds in the HSBC Family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:


                  HSBC Family of Funds
                  3435 Stelzer Road, Columbus, Ohio 43219
                  Telephone: 1-800-634-2536
                  ----------------------------

You can review and copy the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

 . For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

 . Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-06057.

                                              HSBC Mutual Funds Trust Prospectus

                                              HSBC Asset Management [LOGO]



--------------------------------------------------------------------------------

                        HSBC International Equity Fund
               Managed by HSBC Asset Management (Americas) Inc.

                                April 28, 2000

--------------------------------------------------------------------------------


  The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is criminal offense.

 An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        Questions?
Call 1-800-634-2536 or your
Investment Representative.

HSBC3P0400

      HSBC Mutual Funds Trust Prospectus   Table of Contents


[GRAPHIC]

                    Risk/Return Summary and Fund Expenses
---------------------------------------------------------
Carefully
review this           3
important
section, which
summarizes the
Fund's
investments,
risks, past
performance,
and fees.

[GRAPHIC]
                    Investment Objectives, Strategies and
                    Risk
---------------------------------------------------------
Review this           8
section for
information on
investment
strategies and
risks.

[GRAPHIC]
                    Fund Management
---------------------------------------------------------
Review this          11 The Investment Adviser
section for          11 The Sub-Adviser
details on the       11 Portfolio Manager
people and           11 The Distributor and Administrator
organizations
who oversee
the Fund.

[GRAPHIC]
                    Shareholder Information
---------------------------------------------------------
Review this          13 Pricing of Fund Shares
section for          14 Purchasing and Adding to Your
details on how          Shares
shares are           18 Selling Your Shares
valued, how to       22 Distribution Arrangements/Sales
purchase, sell          Charges
and exchange         28 Exchanging Your Shares
shares,              29 Dividends, Distributions and
related                 Taxes
charges and
payments of
dividends and
distributions.

[GRAPHIC]
                    Financial Highlights
---------------------------------------------------------
                     30

[GRAPHIC]
                    Back Cover
---------------------------------------------------------
                        Where to learn more about this
                        Fund

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

The following is a summary of certain key information about the HSBC International Equity Fund. You will find additional information about the Fund, including a detailed description of the risks of an investment in the Fund, after this summary. Please be sure to read the more complete descriptions of the Fund following this summary BEFORE you invest. The Fund is managed by HSBC Asset Management (Americas) Inc. (the "Adviser") which has retained Delaware International Advisers Ltd. as sub-adviser ("Delaware International" or the "Sub-Adviser").

The Fund offers four different classes of shares; Class A (formerly known as Service Class), Class B, Class C and Institutional Class. All classes of shares are offered in this prospectus.

Investment        The Fund's investment objective is long-term capital
Objective         appreciation.

Principal         The Fund normally invests at least 65% of its total assets
Investment        in equity securities (including American, European and
Strategies        Global Depositary Receipts) issued by companies based
                  outside of the United States. The Fund's equity investments may include, but are not limited to common stocks, preferred stocks, convertible securities, depositary receipts and warrants. A substantial portion of the Fund's assets will be denominated in foreign currencies. Generally, the Fund will enter into forward currency contracts only as a hedge against foreign currency exposure affecting the Fund. The purpose of hedging a portfolio is to attempt to protect the value of the Fund's investments or, to guarantee the price of a security the Fund has agreed to purchase or sell. The
                  Fund may invest the balance of its assets in equity and debt securities of companies and governmental issuers based in the United States and outside of the United States, including bonds and money market instruments.

                  The Fund's Sub-Adviser, Delaware International, employs a value-oriented approach to international stock selection. In selecting stocks for the Fund, Delaware International will identify those stocks that it believes will provide a high total return over a market cycle, taking into consideration movements in the price of the individual security and the impact of currency fluctuation on a United States domiciled, dollar-based investor. Delaware International conducts fundamental research on a global basis in order to identify securities that may have the potential for long-term total return.

Principal         Because the value of the Fund's investments will fluctuate
Investment        with market conditions, so will the value of your investment
Risks             in the Fund. You could lose money on your investment in the
                  Fund, or the Fund could underperform other investments.

                  The principal risks that apply to the Fund are:
                    . Market Risk. This is the risk that the value of a fund's investments will fluctuate as the stock market fluctuates and that stock prices overall will decline over short or longer-term periods.

 Risk/Return Summary and Fund Expenses
[LOGO]

                    . Foreign Risk. This is the risk of investments in issuers located in foreign countries, which may have greater price volatility and less liquidity. Investments in foreign securities also are subject to political, regulatory, and diplomatic risks.
                    . Emerging Market Risk. This is the risk of investments in issuers of emerging market nations. Emerging markets are subject to even greater price volatility than investments in foreign securities because there is a greater risk of political or social upheaval in emerging markets.
                    . Currency Risk. This is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of a fund's investments.
                    . Interest Rate Risk. This is the risk that changes in
                      interest rates will affect the value of a fund's investments in income-producing or fixed-income or debt securities. Increases in interest rates may cause the value of a fund's investments to decline.
                    . Credit Risk. This is the risk that the issuer of a
                      security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

Who may
want to invest?   Consider investing in the Fund if you are:
                    . seeking a long-term goal such as retirement
                    . looking to add an international component to your
                      portfolio
                    . willing to accept higher risks of investing in foreign
                      countries

                  This Fund will not be appropriate for anyone:
                    . seeking monthly income
                    . pursuing a short-term goal or investing emergency
                      reserves
                    . seeking safety of principal

                    . adverse to investing in international securities

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

Performance
Information
                                                   Bar Chart

The chart and table on this          Year-by-Year Total Returns as of 12/31
page show how the                             for Class A Shares
International Equity Fund
has performed and how its               1995   1996    1997    1998    1999
performance has varied from             ----   ----    ----    ----    ----
year to year. The bar chart             4.40%  6.32%  -2.05%   11.32%  19.87%
shows changes in the Fund's
yearly performance over the
past five years to
demonstrate that the Fund's
value varied at different
times. The table below
compares the Fund's
performance over time to
that of the MSCI-EAFE
(Morgan Stanley Capital
International) Index which
is a widely recognized,
unmanaged index of over 900
securities listed on the
Stock Exchanges of Europe,
Australia and the Far East.
Both the chart and table
include reinvestment of
dividends and distributions.
The Adviser has managed the
Fund since its inception and
Delaware International
assumed its role as
subadviser in October 1998.     ---------------------------
                                 The bar chart above does
                                 not reflect the impact of
                                 any applicable sales
The returns for Class B,         charges which would reduce
Class C and the                  returns. The chart,
Institutional Class will         however, does include
differ from the Class A          management fees and
returns shown in the bar         operating expenses. Of
chart because of differences     course, past performance
in expenses of each class.       does not indicate how the
                                 Fund will perform in the
If fee waivers or expense        future.
reimbursements had not been
reflected in both the chart
and the table, the Fund's        The Fund's returns will
performance would have been      fluctuate over long and
lower.                           short periods. For
                                 example, during the period
                                 shown in the bar chart,
                                 the Fund's:

                              Best quarter:           Q1 1998                  16.52%
                              Worst quarter:          Q3 1998                 -13.74%


                                         --------------------------------------

                               Performance Table

  Average Annual Total Returns (for the periods ending December 31, 1999)

                            Class Inception Past Year Past 5 Years Since Inception
                     -------------------------------------------------------------
  Class A Shares (includes      4/25/94       13.86%      6.63%         4.94%
  maximum 5% sales charge)
                     -------------------------------------------------------------
  Institutional Class           3/1/95        19.87%      N/A           9.81%
                     -------------------------------------------------------------
  MSCI-EAFE Index*                N/A         27.30%      8.06%         10.80%

--------------------------------------------------------------------------------

* The MSCI EAFE Index is a widely recognized unmanaged index of developed stock markets in Europe, Australia and Far East.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

Fees and Expenses

               Shareholder Transaction
               Expenses (fees Paid by                                    Institutional
               you directly)                  Class A  Class B  Class C     Shares

As an investor in
the International
Equity Fund, you
will pay the
following fees
and expenses.
               Maximum sales charge (load)
               on purchases                   5.00%/1/   None     None       None
                   -------------------------------------------------------------------
               Maximum deferred sales charge
               (load)                           None   4.00%/2/ 1.00%/3/     None
                   -------------------------------------------------------------------

Shareholder
transaction fees
are paid from
your account.
Annual Fund
operating
expenses are paid
out of Fund
assets, and are
reflected in the
share price.


Contingent
Deferred
Sales Charge
               Annual Fund Operating
               Expenses (fees paid from
               Fund assets)

Some Fund share
classes impose a
back end sales
charge (load) if
you sell your
shares before a
certain period of
time has lapsed.
this is called a
Contingent
Deferred Sales
Charge.
               Management fee/4/                 .90%     .90%     .90%       .90%
                   -------------------------------------------------------------------
               Administrative services
               fee/5/                            .15%     .15%     .15%       .15%
                   -------------------------------------------------------------------
               Distribution (12b-1) fee/6/       .35%     .75%     .75%      None
                   -------------------------------------------------------------------
               Service Organization fee/7/       .35%     .50%     .50%      None
                   -------------------------------------------------------------------
               Other expenses                    .35%     .35%     .35%       .35%
                   -------------------------------------------------------------------
               Total fund operating expenses    2.10%    2.65%    2.65%      1.40%
                   -------------------------------------------------------------------
               Fee waivers and expense
               reimbursements/4/,/5/,/6/,/7/     .85%     .65%     .65%       .40%
                   -------------------------------------------------------------------
               Net expense/8/                   1.25%    2.00%    2.00%      1.00%
                   -------------------------------------------------------------------

------

/1/Lower sales charges are available depending upon the amount invested.

/2/A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1% and 0%.

/3/A CDSC of 1% applies on redemptions of Class C shares within the first year.

/4/The Adviser is contractually limiting its Management fee to .55% for each class of shares.

/5/The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares.

/6/The Distributor is contractually waiving .10% of its Distribution fee for Class A shares.

/7/The Service Organization fee is being contractually waived in its entirety for Class A shares and contractually limited to .25% for Class B and Class C shares.

/8/The contractual expense limitations and reimbursements are in effect through December 31, 2000.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

Expense Example

                                           1 Year 3 Years 5 Years 10 Years
                  Class A
                   Assuming redemption      $621  $1,047  $1,498   $2,746
                       ---------------------------------------------------
                  Class B
                   Assuming redemption      $603    $962  $1,347   $2,680
                   Assuming no redemption   $203    $762  $1,347   $2,630
                       ---------------------------------------------------
                  Class C
                   Assuming redemption      $303    $762  $1,347   $2,935
                   Assuming no redemption   $203    $762  $1,347   $2,935
                       ---------------------------------------------------
                  Institutional Class
                   Assuming redemption      $ 92    $394    $718   $1,636
                       ---------------------------------------------------

Use the table to
compare fees and
expenses with those
of other funds.
It illustrates the
amount of fees and
expenses you would
pay, assuming
the following:

 . $10,000
   investment
 . 5% annual return
 . no changes in the
   Fund's operating
   expenses except
   the expiration of
   the current
   contractual fee
   waiver on
   December 31,
   2000.

Because this example
is hypothetical and
for comparison only,
your actual costs
will be different.

 Investment Objectives, Strategies and Risk
[GRAPHIC]


 Ticker Symbol:  Class A HIEIX  Class B N/A   Class C N/A  Institutional Class
                                      N/A
This section of the Prospectus provides a more complete description of the principal investment objectives and policies of the Fund. Of course, there can be no assurance that the Fund will achieve its investment objective. Additional descriptions of the Fund's risks, strategies, and investments, as well as other non-principal strategies and investments not described below, may be found in the Fund's Statement of Additional Information or SAI.

Investment Objective, Policies and Strategy

The Fund's investment objective is long-term capital appreciation. The Fund normally invests at least 65% of its total assets in equity securities (including American, European and Global Depositary Receipts) issued by companies based outside of the United States. The Fund may invest the balance of its assets in equity and debt securities of companies based in, and debt securities of governments and other issuers issued in, the United States and outside of the United States, including bonds and money market instruments.

The Fund seeks to achieve its investment objective primarily by investing in a diversified portfolio of equity investments in a variety of non-U.S. markets, focusing on the potential price appreciation, dividend yields and currency values. The Fund primarily invests in marketable companies located outside the U.S., including but not limited to companies in Japan, the United Kingdom, Germany, France, Switzerland, the Netherlands, Sweden, Australia, Hong Kong and Singapore. The Fund also may invest up to 20% of its total assets in "emerging markets," including Mexico, Hong Kong, Indonesia, Malaysia, Thailand, South Africa and Peru. Emerging market debt carries significant risks of principal loss. This is due to the low quality of the bonds' issuers which increases the risk of default, the volatile nature of many of these countries' economies and markets, and the relatively small number of investors buying these securities which increases price volatility. A substantial portion of the Fund's assets will be denominated in foreign currencies. The Fund may selectively hedge its portfolio foreign currency exposure primarily by entering into forward foreign currency exchange contracts. The purpose of hedging the portfolio in this way is to attempt to protect the value of the Fund's investments or to "lock in" the price of a security the Fund has agreed to purchase or sell.

Delaware International's approach in selecting investments is primarily oriented to individual stock selection and is value driven. Delaware International also analyzes markets and the value of foreign currencies. In selecting stocks for the Fund, Delaware International:
 . Places emphasis on identifying well-managed companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential.
 . Considers whether the future dividends on a stock are expected to increase faster than, slower than, or in-line with the level of inflation, and discounts the value of future anticipated dividends back to what they would be worth if they were being paid today in order to compare the value of different investments.
 . Attempts to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued, and when the dollar buys more, the foreign currency may be considered to be undervalued. Securities in an undervalued currency may offer greater potential return, and may be an attractive investment for the Fund.

 Investment Objectives, Strategies and Risk
[GRAPHIC]

 . Considers such factors as the economic and political conditions in different areas of the world, the growth potential of various non-U.S. securities markets, and the availability of attractively priced securities within the respective foreign securities markets.

The Fund may hold some investments in debt obligations issued by non-U.S. issuers, including foreign companies and foreign governments and their national, regional and local agencies and instrumentalities, generally denominated in foreign currencies. The Fund invests primarily in high grade debt obligations (those rated in the top three credit rating categories of a nationally recognized statistical rating organization or, if unrated, judged by Delaware International to be of comparable quality). As a general matter, the Fund only invests in debt securities when Delaware International believes, considering the risks, that such investments offer better long-term potential returns with less risk than investments in foreign equity securities.

Portfolio Turnover. The portfolio turnover rate for the Fund is included in the Financial Highlights section of this Prospectus. The Fund is actively managed and, in some cases in response to market conditions, the Fund's portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders.

Temporary Defensive Positions. For temporary defensive purposes, the Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Sub-Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. The Fund may invest up to 35% of its assets in these conservative securities in order to meet liquidity needs. To the extent the fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objective.

 Investment Objectives, Strategies and Risk
[GRAPHIC]


Risk Factors

Because the Fund invests in foreign securities, its returns may vary, sometimes significantly, from those of the U.S. stock market. The Fund's investments in foreign securities have additional risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes changes in currency rates, nationalization, political changes, and diplomatic developments that could adversely affect the Fund's investments.

In connection with its purchases and sales of foreign securities, other than securities denominated in U.S. Dollars, the Fund considers the returns on the currencies in which the securities are denominated. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities held by the Fund. In a period when the U.S. Dollar generally rises against foreign currencies, the value of foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. Dollar generally declines, the value of foreign securities will be enhanced.

Investments in emerging market countries have higher risk than those of other foreign issuers. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales of foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and fluctuations in inflation rates have had and may continue to have a negative effect on the economies and securities markets of emerging market countries.

 Fund Management
[GRAPHIC]

The Investment Adviser

HSBC Asset Management (Americas) Inc. ("HSBC" or the "Adviser"), 140 Broadway, New York, NY 10005 is the adviser for the Funds. HSBC manages more than $6.1 billion of assets of individuals, pension plans, corporations and institutions.

For the advisory services provided and the expenses assumed pursuant to its investment agreement with the Fund, the Adviser received a fee of .51% of the Fund's average net assets for the year ended December 31, 1999 but paid the entire fee to sub-advisers.*

Portfolio Manager

Mr. Frederic Lutcher III, Managing Director, is responsible for the investment management oversight of the International Equity Fund for HSBC in its role as adviser.

Sub-Adviser

The Adviser has retained Delaware International, Third Floor, 80 Cheapside, London, England EC2V 6EE to serve as the investment sub-adviser for the International Equity Fund. Delaware International provides investment services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. Delaware International manages approximately $15.9 billion, with over $12.1 billion in international/global equity. Delaware International makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment programs.

Portfolio Manager

Mr. Clive A. Gillmore, Senior Portfolio Manager and Director of Delaware International, is primarily responsible for daily management of the portfolio. Mr. Gillmore, a graduate of the Warwick University, England, and the London Business School Investment Program has been with the Sub-Adviser since 1990. Prior to joining Delaware International, he had eight years of investment experience. Delaware International and Mr. Gillmore assumed responsibility for the Fund in October 1998.

The Distributor and Administrator

BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

BISYS also serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

* HSBC waived a portion of its contractual fees with the Fund for the most recent fiscal year. Contractual fees (without waivers) are .90%.

 Fund Management
[GRAPHIC]

Code of Ethics

The Code of Ethics of the Advisor and the Funds prohibits all affiliated persons from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. Both organizations maintain careful monitoring with the Code of Ethics. The Code of Ethics are on public file and are available from the SEC.

 Shareholder Information
[GRAPHIC]

                       Pricing of Fund Shares
---------------------
How NAV is              Per share net asset value (NAV) is determined and its
Calculated              shares are priced at the close of regular trading on
                        the New York Stock Exchange, normally at 4:15 p.m.
The NAV is              Eastern time on days the Fund's custodian is open. Fund
calculated by adding    shares will not be priced on days the New York Stock
the total value of      Exchange is closed for trading.
the Fund's
investments and
other assets,
subtracting its         The Fund invests in Securities that are primarily
liabilities and then    listed on foreign exchanges and trade on weekends or
dividing that figure    other days when the Fund does not price its shares. As
by the number of        a result, the Fund's NAV may change on days when
outstanding shares      shareholders will be unable to purchase or redeem the
of the Fund:            Fund's shares.

        NAV =           Your order for purchase, sale or exchange of shares is
   Total Assets -       priced at the next NAV calculated after your order is
     Liabilities        accepted by the Fund less any applicable sales charge
   -------------        as noted in the section on "Distribution
  Number of Shares      Arrangements/Sales Charges." This is what is known as
     Outstanding        the offering price.

You can find the        The Fund's securities are generally valued at current
Fund's NAV daily in     market prices. If market quotations are not available,
The Wall Street         prices will be based on fair value as determined by the
Journal and other       Fund's Trustees.
newspapers.
---------------------   Foreign securities are valued based on quotations from
                        the primary market in which they are traded and are
                        translated from the local currency into U.S. dollars
                        using current exchange rates. After the value of a
                        foreign security is established and an event occurs
                        which is likely to cause that value to change, the
                        security will be valued at fair value as determined by
                        the Board of Trustees.
                       --------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding to Your Shares

You may purchase
shares through the                                         Minimum    Minimum
Distributor or                                             Initial   Subsequent
through banks,                 Account Type               Investment Investment
brokers, service
organizations and              Regular                      $1,000      $50
other investment               ------------------------------------------------
representatives,               Automatic Investment Plan    $   50      $50
which may charge               ------------------------------------------------
additional fees and
may require higher
minimum investments     All purchases must be in U.S. dollars. A fee will be
or impose other         charged for any checks that do not clear. Third-party
limitations on          checks are not accepted.
buying and selling
shares. If you
purchase shares
through an
investment
representative, that
party is responsible
for transmitting
orders by close of
business and may
have an earlier cut-
off time for
purchase and sale
requests. Consult
your investment
representative or
institution for
specific
information.


--------------------------------------------------------------------------------

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.


There are no minimum investment requirements with respect to investments effected through certain automatic purchase and redemption arrangements on behalf of customer accounts maintained at Participating Organizations. The minimum investment requirements may be waived or lowered for investments effected on a group basis by certain other institutions and their employees, such as pursuant to a payroll deduction plan. All funds will be invested in full and fractional shares.

--------------------------------------------------------------------------------

Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding To Your Shares
By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent to:

By Regular Mail:         By Express Mail:
HSBC Family of Funds     HSBC Family of Funds
PO Box 163850            3435 Stelzer Road
Columbus, OH 43216-3850  Columbus, OH 43219

For Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "HSBC Family of Funds"

3. Mail or deliver application and payment to the address above.

For Subsequent Investments:

1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
 . Fund
 . Amount invested
 . Account name and number

2. Make check, bank draft or money order payable to "HSBC Family of Funds"

3. Mail or deliver investment slip and payment to the address above.

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding To Your Shares

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-634-2536. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-634-2536 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to 7 days to clear. There is generally no fee for ACH transactions.

By Wire Transfer

Telephone the Transfer Agent at 1-800-634-2536 for instructions. Please note your bank will normally charge you a fee for handling this transaction.

You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

 Shareholder Information
[GRAPHIC]

                      Purchasing and Adding To Your Shares

Automatic Investment Plan                 Directed Dividend Option

You can make automatic investments in     By selecting the appropriate box in
the Fund from your bank account,          the Account Application, you can
through payroll deduction or from your    elect to receive your distributions
federal employment, Social Security or    in cash (check) or have
other regular government checks.          distributions (capital gains and
Automatic investments can be as little    dividends) reinvested in another
as $50, once you've invested the $1,000   HSBC Fund without a sales charge.
minimum required to open the account.     You must maintain the minimum
                                          balance in each Fund into which you
To invest regularly from your bank        plan to reinvest dividends or the
account:                                  reinvestment will be suspended and
                                          your dividends paid to you. The Fund
 . Complete the Automatic Investment      may modify or terminate this
   Plan portion on your Account           reinvestment option without notice.
   Application.                           You can change or terminate your
  Make sure you note:                     participation in the reinvestment
  - Your bank name, address and           option at any time.
    account number                        --------------------------------------
  - The amount you wish to invest
    automatically (minimum $50)

  - How often you want to invest
    (every month, 4 times a year,
    twice a year or once a year)
 . Attach a voided personal check.

To invest regularly from your paycheck
or government check:
Call 1-800-634-2536 for an enrollment
form.

--------------------------------------------------------------------------------
Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for the Institutional Class than for Class A, Class B and Class C shares, because the Institutional Class has lower distribution expenses. Class A shares have higher distribution expenses than the Institutional Class, but lower distribution expenses than Class B and Class C shares, therefore dividends for Class A shares are higher than those of Class B and Class C. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
--------------------------------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

You may sell      Withdrawing Money From Your Fund Investment
your shares at
any time. Your    As a mutual fund shareholder, you are technically selling
sales price will  shares when you request a withdrawal in cash. This is also
be the next NAV   known as redeeming shares or a redemption of shares.
after your sell
order is          -------------------------------------------------------------
received by the
Fund, its         Contingent Deferred Sales Charge
transfer agent,
or your           When you sell Class B or Class C shares, you will be charged
investment        a fee for any shares that have not been held for a
representative.   sufficient length of time. These fees will be deducted from
Normally you      the money paid to you. See the section on "Distribution
will receive      Arrangements/Sales Charges" on page 22 for details.
your proceeds
within a week     -------------------------------------------------------------
after your
request is        Instructions for Selling Shares
received.
                  If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone      1. Call 1-800-634-2536 with instructions as to how you wish
(unless you have  to receive your funds (mail, wire, electronic transfer).
declined
telephone sales
privileges)
--------------------------------------------------------------------------------
By mail           1. Call 1-800-634-2536 to request redemption forms or write
(See "Selling     a letter of instruction indicating:
Your Shares--       .your Fund and account number
Redemptions in      .amount you wish to redeem
Writing             .address where your check should be sent
Required")          .account owner signature

                  2. Mail to:
                    HSBC Family of Funds
                    PO Box 163850
                    Columbus, OH 43216-3850

--------------------------------------------------------------------------------
By express        See instruction 1 above.
delivery service
(See "Selling     2. Send to
Your Shares--       HSBC Family of Funds
Redemptions in      3435 Stelzer Road
Writing             Columbus, OH 43219
Required")
--------------------------------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

Wire transfer     Call 1-800-634-2536 to request a wire transfer.

You must          If you call in your redemption request of $1,000 or more by
indicate this     12:00 noon Eastern time, your payment will normally be wired
option on your    to your bank on the same business day.
application.

Your financial
institution may
charge a wire
transfer fee.

--------------------------------------------------------------------------------

Electronic        Call 1-800-634-2536 to request an electronic redemption.
Redemptions

                  If you call by 4 p.m. Eastern time, the NAV of your shares
Your bank must    will normally be determined on the same day and the proceeds
participate in    credited within 8 days.
the Automated
Clearing House
(ACH) and must
be a U.S. bank.

Your bank may
charge for this
service.

--------------------------------------------------------------------------------

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

 . Make sure you've checked the appropriate box on the Account Application. Or call 1-800-634-2536.
 . Include a voided personal check.
 . Your account must have a value of $10,000 or more to start withdrawals.
 . If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

Redemptions In Writing Required

You must request redemption in writing in the following situations:

1.Redemption requests requiring a signature guarantee which include each of the following.

 . Redemptions over $5,000
 . Your account registration or the name(s) in your account has changed within the last 30 days
 . The check is not being mailed to the address on your account
 . The check is not being made payable to the owner of the account
 . The redemption proceeds are being transferred to another Fund account with a different registration.

 A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone redemption privileges will be suspended for a 30-day period following a telephone address change.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days from purchase date). You can avoid this delay by purchasing shares with a certified check.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

Closing of Small Accounts

If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be considered void. The check will be canceled and the money reinvested in the Fund.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

The Fund offers investors a choice among multiple classes of shares with different sales charges and expenses. In selecting which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your investment, (ii) the amount of any applicable sales charge imposed at the time of redemption and Rule 12b-1 fees, as noted below, (iii) whether you qualify for any reduction or waiver of any applicable sales charge,
(iv) the various exchange privileges among the different classes of shares and
(v) the fact that Class B shares automatically convert to Class A shares after six years. The Class A, Class B, Class C and Institutional Class shares are offered in this Prospectus.

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges.

                                                                             Institutional
                              Class A          Class B          Class C          Class
-------------------------------------------------------------------------------------------
Sales Charge (Load)       Front-end sales  No front-end     No front-end     None
                          charge 5.00%     sales charge. A  sales charge. A
                          reduced sales    contingent       contingent
                          charges          deferred sales   deferred sales
                          available.       charge (CDSC)    charge (CDSC)
                                           may be imposed   may be imposed
                                           on shares        on shares
                                           redeemed within  redeemed within
                                           four years       one year after
                                           after purchase;  purchase.
                                           shares
                                           automatically
                                           convert to
                                           Class A shares
                                           after 6 years.
-------------------------------------------------------------------------------------------
Distribution (12b-1) Fee  Subject to       Subject to       Subject to       None
                          annual           annual           annual
                          distribution     distribution     distribution
                          and shareholder  fee of up to     fees of up to
                          servicing fees   .75% of the      .75% of the
                          of up to .35%    Fund's net       Fund's net
                          of the Fund's    assets.          assets.
                          net assets.
-------------------------------------------------------------------------------------------
Service Organization Fee  Subject to       Subject to       Subject to       None
                          annual Service   annual Service   annual Service
                          Organization     Organization     Organization
                          fee of up to     fee of up to     fee of up to
                          .35% of the      .50% of the      .50% of the
                          Fund's net       Fund's net       Fund's net
                          assets.*         assets.*         assets.*
-------------------------------------------------------------------------------------------
Fund Expenses             Higher annual    Higher annual    Higher annual    Lower annual
                          expenses than    expenses than    expenses than    expenses than
                          Institutional    Class A shares   Class A shares   Class A, Class
                          Class shares.    and              and              B and Class C
                                           Institutional    Institutional    shares.
                                           shares.          shares.
-------------------------------------------------------------------------------------------

* The Service Organization Fee is being contractually waived for Class A shares and contractually limited to .25% for Class B and Class C shares.

 Shareholder Information
[GRPAHIC]

                       Distribution Arrangements/Sales Charges

Calculation of Sales Charges

Class A Shares

Class A shares (formerly Service Class) are sold at their public offering price. This price includes the net asset value plus the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

International Equity Fund (Class A Only)

                            Sales Charge   Sales Charge
                             as a % of       as a % of
  Your Investment          Offering Price Your Investment
---------------------------------------------------------
  Up to $49,999                5.00%           5.26%
---------------------------------------------------------
  $50,000 up to $99,999        4.50%           4.71%
---------------------------------------------------------
  $100,000 up to $249,999      3.75%           3.90%
---------------------------------------------------------
  $250,000 up to $499,999      2.50%           2.56%
---------------------------------------------------------
  $500,000 up to $999,999      2.00%           2.04%
---------------------------------------------------------
  $1,000,000 and above         1.00%           1.01%

--------------------------------------------------------------------------------

Class B and C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the fourth anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of redemption. If you sell your Class C shares before the first anniversary of purchase, you will pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

Class B Shares

    Years Since    CDSC as a % of Dollar
      Purchase    Amount Subject to Charge
------------------------------------------
  0-1                      4.00%
------------------------------------------
  1-2                      3.00%
------------------------------------------
  2-3                      2.00%
------------------------------------------
  3-4                      1.00%
------------------------------------------
  more than 4               None
------------------------------------------

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

If you sell some but not all of your Class B or C shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

The Class B CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class B shares. Although Class B shares are sold without an initial sales charge, the Distributor normally pays a sales commission of the purchase price of Class B shares to the dealer from its own resources at the time of the sale. The Distributor and its agents may assign their right to receive any Class B CDSC, certain distribution and service organization fees, to an entity that provides funding for up-front sales commission payments.

Class C Shares

There is no sales charge imposed upon purchases of Class C shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. Unlike Class B shares, Class C shares do not convert to Class A shares.

Conversion Feature--Class B Shares

 . Class B shares automatically convert to Class A shares of the same Fund after six years from the end of the month of purchase.

 . After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

 . You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

 . If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Sales Charge Reductions

Class A Shares

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

 . By initially investing a minimum of $1,000 and informing the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge.

 . Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

Sales Charge Waivers

Class A Shares

The following qualify for waivers of sales charges:

 . Shares purchased by investment representatives through fee-based investment products or accounts.

 . Proceeds from redemptions from another mutual fund complex within 90 days after redemption, if you paid a front end sales charge for those shares.

 . Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any HSBC Fund.

 . Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

 . Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Class B Shares and Class C Shares

The CDSC will be waived under certain circumstances, including the following:

 . Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

 . Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

 . Returns of excess contributions to retirement plans.

 . Distributions of less than 12% of the annual account value under a Systematic Withdrawal Plan.

 . Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

Reinstatement Privilege

If you have sold shares and decide to reinvest in the Fund within a 60 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 60 days of the date your instructions to sell were processed.

Distribution (12b-1) Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. The 12b-1 fees vary by share class as follows:

 . Class A shares pay a 12b-1 fee of up to .35% of the average daily net assets of the Fund.

 . Class B and Class C shares pay a 12b-1 fee of up to .75% of the average daily net assets of the Fund.

 . The higher 12b-1 fee on Class B and Class C shares, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge. In particular, those fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

 . Institutional Class shares do not pay a 12b-1 fee. This will cause expenses for Class A, Class B and Class C shares to be higher and dividends to be lower than for Institutional Class shares.

Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution fees.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Service Organizations

Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organizations") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Fund will pay the Service Organization a fee at an annual rate of up to .35% for Class A shares and up to
 .50% for Class B and Class C shares (with contractual waivers, the fees are zero and .25%, respectively) of the average daily net asset value of shares for which the Service Organization from time to time performs these services, which include:

 . receiving and processing shareholder orders

 . performing the accounting for the customers' sub-accounts

 . maintaining retirement plan accounts

 . answering questions and handling correspondence for individual accounts

 . acting as the sole shareholder of record for its customers' accounts

 . issuing shareholder reports and transaction confirmations

 . performing daily "sweep" functions

Investors who purchase, sell or exchange shares for the Fund through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Funds but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to shareholders sub-accounts.

Questions?
Call 1-800-634-2536 or your investment representative.

 Shareholder Information
[GRAPHIC]

                       Exchanging Your Shares

You can exchange       Instructions for Exchanging Shares
your shares that
have been held for     Exchanges may be made by sending a written request to
at least seven days    HSBC Family of Funds, PO Box 163850, Columbus OH 43216-
in the Fund for        3850, or by calling 1-800-634-2536. Please provide the
shares of the same     following information:
class of another
HSBC Fund, usually      . Your name and telephone number
without paying
additional sales        . The exact name on your account and account number
charges (see "Notes     . Taxpayer identification number (usually your Social
on Exchanges"). No        Security number)
transaction fees are
charged for
exchanges.
                        . Dollar value or number of shares to be exchanged
You must meet the       . The name of the Fund from which the exchange is to
minimum investment        be made
requirements for the    . The name of the Fund into which the exchange is
Fund into which you       being made.
are exchanging.
Exchanges from the     See "Selling your Shares" for important information
Fund to another are    about telephone transactions. The Fund reserves the
taxable. You should    right to modify or terminate the exchange privilege
review the             upon 60 days written notice.
prospectus of the
HSBC Fund before       To prevent disruption in the management of the Fund,
making an exchange.    due to market timing strategies, exchange activity may
                       be limited to 4 exchanges within a 12 month period.

                       You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the Money Market Fund. To participate in the Automatic Exchange:

                        . Complete the appropriate section of the Account
                          Application.

                        . Keep a minimum of $10,000 in the Money Market Fund
                          and $1,000 in the Fund whose shares you are buying.

To change the
Automatic Exchange     Notes on Exchanges
instructions or to
discontinue the        When exchanging from a Fund that has no sales charge or
feature, you must      a lower sales charge to a Fund with a higher sales
send a written         charge, you will pay the difference.
request to HSBC
Family of Funds,       The registration and tax identification numbers of the
P.O. Box 163850,       two accounts must be identical.
Columbus, Ohio
43216-3850.            The Exchange Privilege (including automatic exchanges)
                       may be changed or eliminated at any time upon a 60-day notice to shareholders.

                       Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

 Shareholder Information
[GRAPHIC]

                       Dividends, Distributions and Taxes
Any income the Fund receives in the form of interest or dividends is paid out, less expenses, to its shareholders as dividends. The Fund pays dividends and distributes capital gains at least annually.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Taxes on capital gains by the Fund will vary with the length of time the Fund has held the security--not how long you have invested in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 Financial Highlights
[GRAPHIC]

The financial highlights table is intended to help you understand the Fund's financial performance for the last 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are incorporated by reference in the SAI or annual report, which is available upon request.

HSBC International Equity Fund

                                    Class A Shares (formerly Service
                                              Class Shares)
                                  ---------------------------------------------
                                  For the Year ended December 31,
                                  ---------------------------------------
                                   1999    1998    1997     1996    1995
                                  ------  ------  ------   ------   -----
Net Asset Value, Beginning of
 Period.......................... $11.38  $10.35  $10.60   $ 9.97   $9.55
                                  ------  ------  ------   ------   -----
Investment Activities
 Net investment income (loss)....   0.22    0.08    0.06**  (0.02)  (0.07)
 Net realized and unrealized
  gains (losses) from
  investment and foreign currency
  transactions...................   2.01    1.09   (0.28)    0.65    0.49
                                  ------  ------  ------   ------   -----
 Total from Investment
  Activities.....................   2.23    1.17   (0.22)    0.63    0.42
                                  ------  ------  ------   ------   -----
Distributions
 From net investment income......  (0.20)  (0.10)  (0.03)      --      --
 In excess of net investment
  income.........................  (0.06)     --      --       --      --
 From net realized gains.........  (0.79)  (0.04)     --       --      --
                                  ------  ------  ------   ------   -----
 Total Distributions.............  (1.05)  (0.14)  (0.03)      --      --
                                  ------  ------  ------   ------   -----
Net Asset Value, End of Period... $12.56  $11.38  $10.35   $10.60   $9.97
                                  ======  ======  ======   ======   =====
Total Return (excludes sales or
 redemption charges).............  19.87%  11.32%  (2.06)%   6.32 %  4.40 %
Ratios/Supplemental Data:
 Net Assets at end of period
  (000).......................... $  249  $  259  $  309   $  409   $ 658
 Ratio of expenses to average net
  assets.........................   1.01%   1.12%   1.17 %   2.10 %  1.98 %
 Ratio of net investment income
  (loss) to average net assets...   1.84%   0.81%   0.54 %  (0.19)% (1.01)%
 Ratio of expenses to average net
  assets*........................   1.63%   1.94%   2.19 %   2.94 %  3.66 %
 Portfolio turnover rate***......  22.60% 163.90% 112.54 %  77.91 % 90.31 %

------

  * During the period, certain fees were contractually and/or voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** Based on average shares outstanding.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 (a) Not annualized
 (b) Annualized

 (c) Commencement of offering.

 Financial Highlights
[GRAPHIC]


HSBC International Equity Fund

                                     Institutional Class Shares
                         ---------------------------------------------------------
                               For the Year ended
                                  December 31,                   For the Period
                         -----------------------------------   March 1, 1995(c) to
                          1999     1998     1997      1996      December 31, 1995
                         -------  -------  -------   -------   -------------------
Net Asset Value,
 Beginning of Period.... $ 11.38  $ 10.35  $ 10.61   $  9.98         $  8.81
                         -------  -------  -------   -------         -------
Investment Activities
 Net investment income
  (loss)................    0.22     0.08     0.04**   (0.01)          (0.03)
 Net realized and
  unrealized gains
  (losses) from
  investment and foreign
  currency
  transactions..........    2.01     1.09    (0.27)     0.64            1.20
                         -------  -------  -------   -------         -------
 Total from Investment
  Activities............    2.23     1.17    (0.23)     0.63            1.17
                         -------  -------  -------   -------         -------
Distributions
 From net investment
  income................   (0.20)   (0.08)   (0.02)       --              --
 In excess of net
  investment income.....   (0.06)   (0.02)   (0.01)       --              --
 From net realized
  gains.................   (0.79)   (0.04)      --        --              --
                         -------  -------  -------   -------         -------
 Total Distributions....   (1.05)   (0.14)    (.03)       --              --
                         -------  -------  -------   -------         -------
Net Asset Value, End of
 Period................. $ 12.56  $ 11.38  $ 10.35   $ 10.61         $  9.98
                         =======  =======  =======   =======         =======
Total Return (excludes
 sales or redemption
 charges)...............   19.87%   11.32%   (2.15)%    6.31 %         13.28 %(a)
Ratios/Supplemental
 Data:
 Net Assets at end of
  period (000).......... $70,060  $65,139  $67,458   $21,110         $15,253
 Ratio of expenses to
  average net assets....    1.00%    1.14%    1.12 %    2.04 %          2.62 %(b)
 Ratio of net investment
  income (loss) to
  average net assets....    1.83%    0.81%    0.35 %   (0.10)%         (0.34)%(b)
 Ratio of expenses to
  average net assets*...    1.47%    1.61%    1.91 %    2.89 %          3.12 %(b)
 Portfolio turnover
  rate***...............   22.60%  163.90%  112.54 %   77.91 %         90.31 %(a)

------

  * During the period, certain fees were contractually and/or voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** Based on average shares outstanding.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 (a) Not annualized
 (b) Annualized

 (c) Commencement of offering.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other Funds in the HSBC Family, or request other information and discuss your questions about the International Equity Fund by contacting a broker or bank that sells the Fund or contact the Fund at:


                  HSBC Family of Funds
                  3435 Stelzer Road, Columbus, Ohio 43219
                  Telephone: 1-800-634-2536
                  ----------------------------

You can review and copy the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

 .For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

 .Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-06057.

                            HSBC MUTUAL FUNDS TRUST

                             Growth and Income Fund
                           International Equity Fund
                               Fixed Income Fund
                          New York Tax-Free Bond Fund

                               3435 Stelzer Road
                             Columbus, Ohio 43219


Information: (800) 634-2536


                      STATEMENT OF ADDITIONAL INFORMATION

     HSBC Mutual Funds Trust (the "Trust") is an open-end, diversified management investment company organized in Massachusetts on November 1, 1989, with multiple investment portfolios including the Growth and Income Fund, the International Equity Fund (the "International Fund"), the Fixed Income Fund, and the New York Tax-Free Bond Fund (the "New York Fund") herein referred to individually as a "Fund" and collectively as the "Funds".

     Each Fund offers Class A, Class B and Class C shares. The International Fund also offers Institutional Class shares. Class A shares are subject to a front-end sales load. Class B shares and Class C shares are not subject to a front-end sales load but may be subject to contingent deferred sales charge. Class A, Class B, and Class C shares are all subject to shareholder servicing and Rule 12b-1 fees. The Institutional Class shares are available to customers of financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit sharing or benefit plan for such customers or employees. The Institutional Class shares are not subject to a sales load and do not impose any shareholder servicing or Rule 12b-1 fees. See "Shares of Beneficial Interest" herein.

     Shares of the Funds are primarily offered for sale by BISYS Funds Services, the Distributor, as an investment vehicle for institutions, corporations, fiduciaries and individuals. Certain banks, financial institutions and corporations ("Participating Organizations") have agreed to act as shareholder servicing agents for investors who maintain accounts at the Participating Organizations and to perform certain services for the Funds. This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds' Prospectuses dated April 28, 2000. This Statement of Additional Information ("SAI") contains additional and more detailed information than that set forth in the Funds' Prospectuses and should be read in conjunction with the Funds' Prospectuses, additional copies of which may be obtained without charge from the Trust. Information regarding the investment performance of each Fund is contained in the respective Fund's Annual Report dated December 31, 1999 which may be obtained, without charge, from the Trust.

                               TABLE OF CONTENTS

                                                                Page No.
                                                                --------
INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS.....................  3

INVESTMENT RESTRICTIONS.............................................. 47

MANAGEMENT........................................................... 49

COMPENSATION TABLE................................................... 50

SERVICE ORGANIZATIONS................................................ 56

CALCULATION OF YIELDS AND PERFORMANCE INFORMATION.................... 58

DETERMINATION OF NET ASSET VALUE..................................... 61

PORTFOLIO TRANSACTIONS............................................... 62

PORTFOLIO TURNOVER................................................... 63

EXCHANGE PRIVILEGE................................................... 64

PURCHASE OF SHARES................................................... 64

REDEMPTIONS.......................................................... 66

INCOME TAXES......................................................... 67

SHARES OF BENEFICIAL INTEREST........................................ 72

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT.................. 75

INDEPENDENT AUDITORS................................................. 76

COUNSEL.............................................................. 76

FINANCIAL STATEMENTS................................................. 76

                INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

     The investment objective of the Growth and Income Fund is to provide investors with long-term growth of capital and current income. The Fund seeks to achieve its objective by investing, under ordinary market conditions, primarily in common stocks, preferred stocks and securities convertible into or with rights to purchase common stocks ("equity securities"). As a matter of fundamental policy, during normal market conditions, at least 65% of the value of the Fund's total assets will be invested in equity securities. The balance of the Fund's assets may be invested in various types of fixed income securities and in money market instruments. Most of the Fund's investments will be securities listed on the New York or American Stock Exchanges or on NASDAQ and may also consist of American Depository Receipts ("ADRs") and investment company securities (see "Other Investment Practices of the Funds" in this Prospectus for further information on these investments). The Adviser expects that the Fund's investments will consist of companies which will be of various sizes and in various industries and may in many cases be leaders in their fields. In addition, the Fund may, within certain limitations as set forth below, lend portfolio securities, enter into repurchase agreements, invest in when-issued and delayed delivery securities and write covered call options. The Fund may use stock index futures, related options and options on stock indices for the sole purpose of hedging the portfolio. The Growth and Income Fund's investments in fixed income securities will primarily consist of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and investment grade debt obligations issued or guaranteed by domestic corporations or commercial banks. From time to time, the Fund may also invest up to 5% of its total assets in the debt obligations of foreign issuers. The types of debt obligations in which the Growth and Income Fund will invest include, among others, bonds, notes, debentures, commercial paper, variable and floating rate demand and master demand notes, zero coupon securities and asset-backed and mortgage-related securities.

     The Fund intends to stay invested in the equity securities described above to the extent practicable in light of its investment objective and long-term investment perspective. Under ordinary market conditions, therefore, no more than 35% of the Fund's total assets will be invested in fixed income securities and money market instruments for purposes of meeting the Fund's investment objective of current income. However, for temporary defensive purposes, e.g., during periods in which adverse market changes or other adverse economic conditions warrant as determined by the Adviser, the Fund may invest up to 100% of its total assets in money market instruments as described below.

     The investment objective of the International Fund is to seek to provide investors with long-term capital appreciation. The Fund seeks to achieve its objective by investing, under ordinary market conditions, at least 65% of its total assets in equity securities (including American, Global and European Depositary Receipts) issued by companies based outside of the United States. The balance of the Fund's assets will generally be invested in equity securities of companies based in and debt securities of companies and governments issued in the United States and outside the United States including bonds and money market instruments. The Fund may, for temporary defensive purposes, invest up to 100% of its assets in these instruments.

     The investment objective of the Fixed Income Fund is generation of high current income consistent with appreciation of capital. The Fund seeks to achieve its objective by investing, under ordinary market conditions, in a variety of fixed-income securities. Under normal conditions, at least 65% of its total assets will be invested in fixed income securities rated at least Baa by Moody's Investors Services or BBB by Standard & Poor's Corporation or which is comparably rated by another rating agency or, if unrated, is determined by the Adviser to be of comparable quality. The balance of the Fund's investments may be invested in variable and floating rate debt securities which meet the issuer and quality standard described above as well as taxable municipal securities and money market securities. The Fixed Income Fund will base its investment selection upon analysis of prevailing market and economic conditions. Although the Fund has no present intention of doing so, the Fund may utilize options on securities, interest rate futures contracts and options thereon to reduce certain risks to its investments and to attempt to enhance income, but not for speculation.

     The investment objective of the New York Fund is to provide as high a level of current income exempt from Federal, New York State and New York City income taxes as is consistent with relative stability of capital. As a matter of fundamental policy, the Fund will maintain 80% of net assets in tax-exempt municipal obligations that are not subject to the Federal alternative minimum tax. The Fund may elect to invest 20% of total assets in securities subject to the Federal alternative minimum tax. Generally at least 65% of the Fund's total assets will be invested in bonds of New York issuers. The balance of the Fund may be invested in other New York obligations or other securities that are not New York obligations and therefore subject to New York State and New York City income taxes.

     Short-Term Trading. Although the Funds will not make a practice of short-term trading, purchases and sales of securities will be made whenever necessary or desirable in the management's view to achieve the investment objective of the Funds. Management does not expect that in pursuing each Fund's investment objective unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with such investment objective. The management believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing the Funds' investment objectives than would otherwise be the case. A higher incidence of portfolio turnover will result in greater transaction costs to the Funds.

     Depository Receipts. (Growth and Income Fund and International Fund) The International Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other depositary receipts. The Growth and Income Fund may invest in ADRs only. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. GDRs are issued globally and evidence a similar ownership arrangements. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe and GDRs are designed for trading in non-U.S. securities markets. The International Equity Fund may invest in ADRS, EDRs, CDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to holders of such receipts in respect of the deposited securities. The Growth and Income Fund intends to invest less than 20% of the Fund's total net assets in ADRs.

     There are certain risks associated with investments in unsponsored depositary programs. Because the non-U.S. company does not actively participate in the creation of the depositary program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the depositary receipts pays nothing to establish the unsponsored facility, as fees for depositary receipt issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

     In an unsponsored depositary program, there also may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

     In addition, with respect to all depositary receipts, there is always the risk of loss due to currency fluctuations.

     Foreign Securities. (International Fund and Growth and Income Fund) Investment in securities of foreign issuers may subject the Fund to risks of foreign political, economic and legal conditions and developments that an investor would not encounter investing in equity securities issued by U.S. domestic companies. Such conditions or developments might include favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets of companies in which the Fund invests, nationalization of such companies, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against a foreign issuer. Also, foreign securities may not be as liquid as, and may be more volatile than, comparable domestic common stocks. In addition, foreign securities markets are generally not as developed or efficient as those in the United States. There is generally less government supervision and regulation of foreign securities exchanges, brokers and companies than in the United States. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The Fund, in connection with its purchases and sales of foreign securities, other than securities denominated in United States Dollars, is influenced by the returns on the currencies in which the securities are denominated. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities held by the Fund. In a period when the U.S. Dollar generally rises against foreign currencies, the value of foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. Dollar generally declines, the value of foreign securities will be enhanced. Further, brokerage costs in purchasing and selling securities in foreign securities markets generally are higher than such costs in comparable transactions in domestic securities markets, and foreign custodial costs relating to the Fund's portfolio securities are higher than domestic custodial costs.

     Investment in emerging market countries presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales of foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have a negative effect on the economies and securities markets of certain emerging market countries.

     Securities of Foreign Governments and Supranational Organizations. (International Fund and Fixed Income Fund) The Funds may invest in U.S. dollar-denominated debt securities issued by foreign governments, their political subdivisions, governmental authorities, agencies and instrumentalities and supranational organizations. The International Fund can also invest in such obligations denominated in foreign currencies. A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational organizations include, among others, the International Bank for Reconstruction and Development (World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-American Development Bank, the Asian Development Bank, and the African Development Bank. The Funds may also invest in "quasi-government securities" which are debt obligations issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction which are not backed by its full faith and credit and general taxing powers.

     Investing in foreign government and quasi-government securities involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. Government. The values of foreign investments are affected by changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. In addition, investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and lack of uniform accounting and auditing standards.

     Writing Covered Calls. (Growth and Income Fund and International Fund) The Funds may seek to earn premiums by writing covered call options against some of the securities in its portfolio provided the options are listed on a national securities exchange. A call option is "covered" if a Fund owns the underlying securities covered by the call. The purchaser of the call option obtains the right to acquire these securities at a fixed price (which may be less than, the same as, or greater than the current market price of such securities) during a specified period of time. The Fund, as the writer of the option, forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit.

     Each Fund retains the risk of loss should the price of the underlying security decline below the purchase price of the underlying security minus the premium. The aggregate value of the securities subject to options written by a Fund may not exceed 25% of the value of the Fund's net assets.

     To the extent permitted below, the Funds may engage in transactions for the purchase and sale of stock index options, stock index futures contracts and options on stock index futures.

     Options on Securities. (International Fund and Fixed Income Fund) Each Fund may write (sell) covered put and call options and purchase put and call options with a value of up to 25% of its total assets. The Funds will engage in options trading principally for hedging purposes. The Funds may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. Each Fund may purchase call options, but only to effect a "closing transaction"--i.e., to offset an obligation pursuant to a previously written call option to prevent an underlying security from being called, or to permit the sale of the underlying security or the writing of a new option on the security prior to the outstanding option's expiration. Each Fund may also purchase securities with put options, sometimes referred to as stand-by commitments, which are otherwise eligible for investment in amounts not exceeding 10% of its total assets, when a Fund anticipates a decline in the market value of securities in the Fund's portfolio. The Fund will incur costs, in the form of premiums, on options it purchases and may incur transaction costs on options that it exercises. A Fund will ordinarily realize a gain from a put option it has purchased if the value of the securities subject to the option decreases sufficiently below the exercise price to cover both the premium and the transaction costs.

     Stock Index Options. (Growth and Income Fund and International Fund) The Funds may purchase and write put and call options on stock indexes listed on national securities exchanges for the purpose of hedging their portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the American Stock Exchange Oil & Gas Index or the Computer and Business Equipment Index.

     Options on stock indexes are similar to options on stock, except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the difference between the closing level of the stock index upon which the option is based and the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     Investment in Bond Options. (Fixed Income Fund) The Fund may purchase put and call options and write covered put and call options on securities in which the Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

     The Fund may write put and call options on bonds only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, or other liquid assets with a value equal to the exercise price in a segregated account with its custodian.

     The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, the Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

     Stock Index Futures Contracts.  (Growth and Income Fund and International
Fund) The Funds may enter into stock index futures contracts in order to protect the value of their common stock investments. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. As the aggregate market value of the stocks in the index changes, the value of the index also will change. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller will recognize a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser will realize a loss in that amount. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract. The Funds will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets.

     When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

     Each Fund intends to utilize stock index futures contracts only for the purpose of attempting to protect the value of its common stock portfolio in the event of a decline in stock prices and, therefore, usually will be the seller of stock index futures contracts. This risk management strategy is an alternative to selling securities in a portfolio and investing in money market instruments. Also, stock index futures contracts may be purchased to protect the Fund against an increase in prices of stocks which the Fund intends to purchase. If a Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, the Fund could purchase a stock index futures contract which may be used to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If the Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, the Fund will realize a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchases. The Funds also may buy or sell stock index futures contracts to close out existing futures positions.

     Options on Stock Index Futures. (Growth and Income Fund and International
Fund) The Funds may purchase and write call and put options on stock index futures contracts which are traded on a United States or foreign exchange or board of trade. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the option period. Upon exercise of the option, the writer of the option is obligated to convey the appropriate futures position to the holder of the option. If an option is exercised on the last trading day before the expiration date of the option, a cash settlement will be made in an amount equal to the difference between the closing price of the futures contract and the exercise price of the option.

     The Funds may use options on stock index futures contracts solely for bona fide hedging or other appropriate risk management purposes. If a Fund purchases a call (put) option on a futures contract, it benefits from any increase (decrease) in the value of the futures contract, but is subject to the risk of decrease (increase) in value of the futures contract. The benefits received are reduced by the amount of the premium and transaction costs paid by the Fund for the option. If market conditions do not favor the exercise of the option, the Fund's loss is limited to the amount of such premium and transaction costs paid by the Fund for the option.

     If a Fund writes a call (put) option on a stock index futures contract, the Fund receives a premium but assumes the risk of a rise (decline) in value in the underlying futures contract. If the option is not exercised, the Fund gains the amount of the premium, which may partially offset unfavorable changes due to interest rate or currency exchange rate fluctuations in the value of the securities held or to be acquired for the Fund's portfolio. If the option is exercised, the Fund will incur a loss, which will be reduced by the amount of the premium it receives. However, depending on the degree of correlation between changes in the value of its portfolio securities (or the currency in which they are denominated) and changes in the value of futures positions, the Fund's losses from writing options on futures may be partially offset by favorable changes in the value of portfolio securities or in the cost of securities to be acquired.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Funds' ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market. The Funds will sell options on futures and on stock indices only to close out existing hedge positions.

     Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. Over-the- counter ("OTC") options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that a Fund will succeed in negotiating a closing out of a particular OTC option at any particular time. If the Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     The staff of the United States Securities and Exchange Commission (the "SEC") has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in- the-money. Pending resolution of the issue, the Fund will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to the Fund's limitation on investments in securities that are not readily marketable.

     Each Fund's successful use of stock index futures contracts, options on such contracts and options on indices depends upon the Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of a Fund's portfolio diverges from the composition of the relevant index. Such imperfect correlation may prevent a Fund from achieving the intended hedge or may expose a Fund to risk of loss. In addition, if a Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, a Fund might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, a Fund's ability to establish and maintain positions will depend on market liquidity. The successful utilization of hedging and risk management transactions requires skills different form those needed in the selection of the Fund's portfolio securities. The Funds believe that the Adviser possesses the skills necessary for the successful utilization of hedging and risk management transactions.

     Positions in options, futures and options on futures may be closed out only on an exchange which provides a secondary market for such purposes. There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or related option at any specific time. Thus, it may not be possible to close such an option or futures position which could have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market for such options or futures.

     Pursuant to undertakings with the Commodity Futures Trading Commission ("CFTC"), (i) each Fund has agreed to restrict the use of futures and related options only for the purpose of hedging, as such term is defined in the CFTC's rules and regulations; (ii) the Funds will not enter into futures and related transactions if, immediately thereafter, the sum of the margin deposits on a Fund's existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of such Fund's total assets after taking into account unrealized profits and unrealized losses on any such contract; (iii) the Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in commodity futures and related options; and (iv) the Funds will segregate assets to cover the futures and options.

     Interest Rate Futures Contracts and Options Thereon. (International Fund and Fixed Income Fund) The Funds may use interest rate futures contracts ("futures contracts") principally as a hedge against the effects of interest rate changes. A futures contract is an agreement to purchase or sell a specified amount of designated debt securities for a set price at a specified future time. At the time it enters into a futures transaction, the Fund is required to make a performance deposit (initial margin) of cash or liquid securities with its custodian in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures which is continually "marked to market."

     The Fund is permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of the Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Fund will not market, and is not marketing, itself as a commodity pool or otherwise as a vehicle for trading in futures and related options. The Fund will segregate assets to cover the futures and options. If the market moves favorably after the Fund enters into an interest rate futures contract as a hedge against anticipated adverse market movements, the benefits from such favorable market movements on the value of the securities so hedged will be offset in whole or in part, by a loss on the futures contract.

     The Fund may engage in futures contract sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, the Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities it holds.

     Options on Interest Rate Futures Contracts. (International Equity Fund and Fixed Income Fund) Each Fund may purchase put and call options on interest rate futures contracts. Each Fund may also write (sell) put and call options on such futures contracts. As with futures contracts, the Funds will purchase or sell options on interest rate futures contracts solely for bona fide hedging purposes and not as a means of speculative trading. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial performance deposit and are subject to calls for variation margin.

     Forward Foreign Exchange Contracts. (International Fund) The Fund may conduct its foreign currency exchange transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market or by entering into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and its customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

     The Fund may enter into forward foreign exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, a Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when management of the Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund's foreign assets.

     The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund's custodian will place cash or readily marketable securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign exchange contracts requiring the Fund to purchase foreign currencies or forward contracts entered into for non-hedging purposes. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

     The Fund generally will not enter into forward contracts with a term of greater than one year. Using forward contracts to protect the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Fund can achieve at some future point in time.

     While the Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks and, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving a complete hedge or may expose the Fund to risk of foreign exchange loss.

     Options on Currencies. (International Fund) The Fund will purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Fund's exposure to changes in dollar exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

     Risks Involving Futures Transactions. Transactions by the Funds in futures contracts and options thereon involve certain risks. One risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in a Fund's portfolio (the portfolio securities will not be identical to the securities underlying the futures contracts). In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract and option prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures and option positions in certain cases. Inability to liquidate positions in a timely manner could result in the Fund incurring larger losses than would otherwise be the case.

     Option Premiums. (Growth and Income Fund and International Fund) In order to comply with certain state securities regulations, the Funds have agreed to limit maximum premiums paid on put and call options on other than futures contracts to less than 2% of each Fund's net assets at any one time.

     U.S. Government Securities. (Growth and Income Fund and Fixed Income Fund) The Funds may invest in all types of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less) U.S. Treasury notes (generally maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and obligations issued or guaranteed by U.S. Government agencies or which are supported by the full faith and credit pledge of the U.S. Government. In the case of U.S. Government obligations which are not backed by the full faith and credit pledge of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States in the event the agency or instrumentality is unable to meet its commitments. Such securities may also include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and participations in loans made to foreign governments or their agencies that are substantially guaranteed by the U.S. Government (such as Government Trust Certificates). See "Mortgage-Related Securities" and "Asset-Backed Securities" below.

     Mortgage-related Securities. (Growth and Income Fund and Fixed Income Fund) Each Fund may, consistent with its investment objective and policies, invest in mortgage-related securities.

     Mortgage-related securities, for purposes of the Funds' Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. Similarly, because the average life of mortgage related securities may lengthen with increases in interest rates, the portfolio weighted average life of the mortgage-related securities in which the Fund invests may at times lengthen due to this effect. Under these circumstances, the Adviser may, but is not required to, sell securities in order to maintain an appropriate portfolio average life.

     Regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the yield and total return a Fund will receive when these amounts are reinvested.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities, and among the securities that they issue. Mortgage-related securities created by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due based on its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     In addition to GNMA, FNMA or FHLMC certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, the Funds also may invest in mortgage pass-through securities, where all interest payments go to one class of holders ("Interest Only Securities" or "IOs") and all principal payments go to a second class of holders ("Principal Only Securities" or "POs"). These securities are commonly referred to as mortgage-backed security strips or

MBS strips. The yields to maturity on IOs and POs are particularly sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the return on POs could be adversely affected. Each Fund will treat IOs and POs as illiquid securities except for IOs and POs issued by U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by the Adviser subject to the supervision of the Board of Trustees.

     The Funds may also invest in certain Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Interest and prepaid principal on a CMO or REMIC are paid monthly or semi-annually. CMOs and REMICs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs and REMICs are structured into multiple classes, with each class bearing a different expected maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes generally receive principal only after the earlier classes have been retired. To the extent a particular CMO or REMIC is issued by an investment company, the Fund's ability to invest in such CMOs or REMICs will be limited. The Funds will not invest in the residual interests of REMICs.

     The Adviser expects that new types of mortgage-related securities may be developed and offered to investors. The Adviser will, consistent with each Funds' investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The yield characteristics of mortgage-related securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

     Like other bond investments, the value of mortgage-backed securities will tend to rise when interest rates fall and to fall when interest rates rise. Their value may also be affected by changes in the market's perception of the creditworthiness of the entity issuing or guaranteeing them or by changes in government regulations and tax policies. The magnitude of these fluctuations generally will be greater when the average maturity of a Fund's portfolio securities is longer.

     Assumptions generally accepted by the industry concerning the probability of early payment may be used in the calculation of maturities for debt securities that contain put or call provisions, sometimes resulting in a calculated maturity different than the stated maturity of the security.

     Asset-backed Securities. (Growth and Income Fund and Fixed Income Fund) Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the collateralized mortgage structure. Consistent with the Fund's investment objectives, policies and quality standards, each Fund may invest in these and other types of asset-backed securities which may be developed in the future.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements as a letter of credit from a bank, excess collateral or a third-party guarantee.

     Zero Coupon Securities. (Growth and Income Fund and Fixed Income Fund) The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

     The Funds may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently. Under the STRIPS (Separate Trading of Registered Interest and Principal of Securities) program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

     Current Federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.

     Variable and Floating Rate Demand and Master Demand Notes. (Growth and Income Fund and Fixed Income Fund) Each Fund may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. Each Fund's investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments which are not readily marketable, will be limited to an aggregate total of 15% of the Fund's net assets.

     Each Fund may also buy variable rate master demand notes. The terms of the obligations permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, each Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria set forth in this Prospectus for investment in money market instruments.

     Loans of Portfolio Securities. (All Funds) Each Fund may, subject to the restrictions set forth under "Investment Restrictions," make loans of portfolio securities to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, equal to at least 102% of the current market value of the securities loaned (including accrued dividends and interest thereon) plus the interest payable with respect to the loan is maintained by the borrower with the lending Fund in a segregated account. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution and whether the income to be earned from the loan justifies the attendant risks. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities which a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof which is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund an amount equal to any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.

     The Funds will not loan securities having an aggregate value which exceeds 33-1/3% of the current value of the Fund's total assets. Loans of securities will be subject to termination at the lender's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Fund, its investment adviser or subadviser.

     Repurchase Agreements. (All Funds) Each Fund may invest in securities pursuant to repurchase agreements, whereby the seller agrees to repurchase such securities at the Fund's cost plus interest within a specified time (generally one day). While repurchase agreements involve certain risks not associated with direct investments in the underlying securities, the Funds will follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks and registered broker-dealers having creditworthiness determined by the Adviser to be substantially equivalent to that of issuers of debt securities rated investment grade. In addition, the Funds' repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and that the Fund's custodian will take possession of such collateral. In the event of a default or bankruptcy by the seller, the Fund will seek to liquidate such collateral. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price plus accrued interest. However, the exercise of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the 1940 Act. It is the current policy of the Funds (except the International
Fund) not to enter into repurchase agreements exceeding in the aggregate 10% (15% in the case of the Fixed Income Fund) of the market value of the Fund's total assets.

     Repurchase agreements may involve certain risks. If the seller in the transaction becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code, recent amendments to the Bankruptcy Code permit the Funds to exercise a contractual right to liquidate the underlying securities. However, if the seller is a stockbroker or other entity not afforded protection under the Bankruptcy Code, an agency having jurisdiction over the insolvent entity may determine that a Fund does not have the immediate right to liquidate the underlying securities. If the seller defaults, a Fund might incur a loss if the value of the underlying securities declines. A Fund may also incur disposition costs in connection with the liquidation of the securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through selection criteria established by the Board of Trustees and monitoring procedures.

     Illiquid Securities. (All Funds) A Fund will not invest in illiquid securities if immediately after such investment more than 15% of such Fund's net assets (taken at market value) would be invested in such securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

     The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the "NASD"). Consequently, it is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

     The Adviser will monitor the liquidity of restricted securities in each Fund's portfolio under the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors:
(1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 15% of the respective Fund's average daily net assets. Rule 144A securities which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 9.

     Investment Company Securities. (All Funds) Each Fund may invest up to 10% of its total assets in securities issued by other investment companies. Such securities will be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"), which include a prohibition against a Fund investing more than 10% of the value of its total assets in such securities. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative services fees. Each Fund may not invest more than 5% of its total assets in the securities of any one investment company.

     Long-term and Short-term Corporate Debt Obligations. (International Fund, Growth and Income Fund and Fixed Income Funds) The Funds may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. The bank obligations in which each Fund may invest are certificates of deposit, bankers' acceptances, and fixed time deposits. The Adviser, in choosing corporate debt securities on behalf of the Fund will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations the Adviser deems appropriate. Except for temporary defensive purposes, the International Fund is limited to 20% of its total assets in these types of securities and the Growth and Income Fund is limited to 5% of its total assets.

     The Funds will not purchase corporate debt securities rated below Baa by Moody's Investors Service ("Moody's") or BBB by Standard & Poor's Corporation ("S&P") or to the extent certain U.S. or foreign debt obligations are unrated or rated by other rating agencies, result in comparable quality. While "Baa"/"BBB" and comparable unrated securities may produce a higher return than higher rated securities, they are subject to a greater degree of market fluctuation and credit risk than the higher quality securities in which the Fund may invest and may be regarded as having speculative characteristics as well.

     After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Adviser will consider such event in its determination of whether the Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk of principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories. To the extent the ratings given by a rating agency may change as a result of changes in such organization or its rating systems, the Fixed Income Fund will attempt to conform its ratings systems to such changes as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

     Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions.

     Convertible Securities. (Growth and Income Fund and International Fund) The Fund may invest in convertible securities which have characteristics similar to both fixed income and equity securities. Convertible securities pay a stated rate of interest and generally are convertible into the issuer's common stock at a stated conversion price prior to call or redemption. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

     When-issued and Delayed-delivery Securities. (All Funds) The Funds may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The New York Fund will only make commitments to purchase municipal obligations on a when-issued basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. The when-issued securities are subject to market fluctuation and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself in which case there could be an unrealized loss at the time of delivery.

     Each Fund will maintain liquid assets in segregated accounts with its custodian in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments. It is the current policy of the International Equity Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

     Investments in Municipal Securities (the Fixed Income Fund). The Fixed Income Fund may, when deemed appropriate by the Adviser and consistent with the investment objective of the Fund, invest in obligations of state and local governmental issuers which carry taxable yields that are comparable to yields of other fixed-income instruments of comparable quality or, which the Adviser believes possess the possibility of capital appreciation. Municipal obligations may include bonds which may be categorized as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source, but not by the general taxing power.

     The Fund may also invest in municipal notes rated at least MIG-1 by Moody's or SP-1 by S&P. Municipal notes will consist of tax anticipation notes, bond anticipation notes, revenue anticipation notes and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     The Fund may also invest in municipal commercial paper, provided such commercial paper is rated at least "Prime-1" by Moody's or "A-1" by S&P or, if unrated, is of comparable investment quality as determined by the Adviser.

     Money Market Securities. (Fixed Income Fund and International Fund) Under normal market conditions, the Fund may invest up to 20% of its total assets in various money market instruments such as bank obligations, commercial paper, variable rate master demand notes, shares of money market mutual funds, bills, notes and other obligations issued by a U.S. company, the U.S. Government, a foreign company or a foreign government, its agencies or instrumentalities denominated in U.S. dollars. For temporary defensive purposes, each Fund may invest 100% of its total assets in such money market instruments subject to certain restrictions. All money market instruments will be limited to those which carry a rating of MIG-1 or P-1 by Moody's or SP-1 or A-1 by S&P, or which are comparably rated by another rating agency or, if unrated, are of comparable quality as determined by the Adviser pursuant to guidelines established and regularly reviewed by the Board of Trustees. During times when the Fund is maintaining a temporary defensive posture, it may be unable to achieve fully its investment objective.

(Growth and Income Fund) The Fund's investments in money market instruments will consist of (i) short-term obligations of the U.S. Government, its agencies and instrumentalities; (ii) other short-term debt securities rated A or higher by Moody's or S&P or, if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper, including master demand notes; (iv) bank obligations, including certificates of deposit, bankers' acceptances and time deposits; and (v) repurchase agreements. At the time the Growth and Income Fund invests for temporary defensive purposes in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or S&P, or the issuer's parent corporation must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Adviser. During times when the Fund is maintaining a temporary defensive posture, it may be unable to achieve fully its investment objective.

     Municipal Obligations. (New York Fund) To attempt to attain its investment objective, the Fund invests in a broad range of Municipal Obligations which meet the rating standards described in the Prospectus. The tax-exempt status of a Municipal Obligation is determined by the issuer's bond counsel at the time of the issuance of the security. Municipal Obligations, which pay interest that is excludable from gross income for Federal income tax purposes and which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, include:

     Municipal Bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of schools, highways and other public facilities, for general operating expenses and for making loans to other public institutions. Industrial development and pollution control bonds are municipal bonds which are issued by or on behalf of public authorities to provide funding for the construction, equipment, repair and improvement of various privately operated facilities.

     Municipal bonds may be categorized as "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and general taxing power for the payment of principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source, but not by the general taxing power. Industrial development and pollution control bonds (now generally referred to as "private activity bonds") are, in most cases, revenue bonds and do not generally carry the pledge of the credit of the issuing municipality or public authority.

     Municipal Notes. Municipal notes include, but are not limited to, tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and project notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the United States Government. Investments in municipal notes are limited to notes which are rated at the date of purchase "MIG-2" or better ("VMIG-2" or better in the case of variable rate notes) by Moody's or "SP-2" or better by S&P or comparably rated by other NRSROs, or, if not rated, are in the opinion of the New York Fund's investment adviser, of comparable investment quality. (See Appendix for description of ratings.)

     Municipal Commercial Paper. Municipal commercial paper is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. It is paid from the general revenues of the issuer or refinanced with additional issuances of commercial paper or long-term debt. Investments in municipal commercial paper are limited to issues rated "Prime-2" or better by Moody's or "A-2" or better by S&P or comparably rated by other NRSROs, or, if not rated, are in the opinion of the Fund's Adviser of comparable investment quality.

     After purchase by the New York Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Adviser will consider such event in its determination of whether the New York Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the New York Fund will attempt to conform its rating systems to such changes as standards for investments in accordance with the investment policies contained in this Prospectus and in the Statement of Additional Information.

     Although an investment in the New York Fund is not insured, certain of the municipal obligations purchased by the New York Fund may be insured as to principal and interest by companies that provide insurance for municipal obligations. These obligations are identified as such in the New York Fund's financial statements.

     For purposes of diversification under the Investment Company Act of 1940, (the "1940 Act") the identification of the issuer of New York Municipal Obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of an industrial development bond or pollution control bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

New York Obligations

     The New York Fund's assets will be invested primarily in municipal obligations that are exempt from Federal, New York State and New York City income tax in the opinion of bond counsel to the issuer and in participation certificates in such obligations purchased from banks, insurance companies and other financial institutions. Dividends paid by the New York Fund which are attributable to interest income on tax-exempt obligations of the State of New York and its political subdivisions, and of Puerto Rico, other U.S. territories or possessions and their political subdivisions will be exempt from Federal, New York State and New York City personal and corporate income taxes. The New York Fund may purchase municipal obligations issued by other states, their agencies and instrumentalities, the interest income on which will be exempt from Federal income tax but will be subject to New York State and New York City personal and corporate income taxes. As a matter of fundamental policy, the New York Fund will invest no less than 80% of its net assets in New York obligations.

     Opinions relating to the validity of municipal obligations (including New York Obligations) and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Trust nor the Adviser will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

     The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by the Fund.

The New York Fund's Investment in Taxable Securities. As described in the Prospectus, the Fund may, with certain limitations, elect to invest in certain taxable securities and repurchase agreements with respect to those securities. The New York Fund may elect to invest up to 20% of the current value of its total assets in securities subject to the Federal alternative minimum tax. In addition, the Fund may invest up to 100% of its total assets in these and other taxable securities to maintain a temporary "defensive" posture when, in the opinion of the Fund's investment adviser, it is advisable to do so. During times when the Fund is maintaining a temporary defensive posture, it may be unable to fully achieve its investment objective.

     The types of taxable securities (in addition to "alternative minimum tax" securities) in which the Fund may invest are limited to the following money market instruments which have remaining maturities not exceeding one year: (i) obligations of the United States Government, its agencies or instrumentalities;
(ii) negotiable certificates of deposit and bankers' acceptances of United States banks which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit

Insurance Corporation; (iii) domestic commercial paper rated "P-1" by Moody's or "A-1" or "A-1+" by S&P or comparably rated by another nationally recognized statistical rating organization; and (iv) repurchase agreements. The Fund also has the right to hold cash equivalents of up to 100% of its total assets when the Fund's investment adviser deems it necessary for temporary defensive purposes.

     Securities with Put Rights. (New York Fund) When the Fund purchases municipal obligations it may obtain the right to resell them, or "put" them, to the seller at an agreed upon price within a specific period prior to their maturity date. These transactions are also known as "stand-by commitments."

     The amount payable to the Fund by the seller upon its exercise of a put will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Absent unusual circumstances, the Fund values the underlying securities at their amortized cost. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.

     The Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. The Fund expects that puts will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities).

     The Fund may enter into put transactions only with broker-dealers and banks which, in the opinion of the Fund's Adviser, present minimal credit risks. The Fund's ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer or bank should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

     The Fund intends to enter into put transactions solely to maintain portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a put will not affect the valuation of the underlying security which will continue to be valued in accordance with the amortized cost method. The actual put will be valued at zero in determining net asset value. Where the Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put.

     Floating Rate Instruments. Certain municipal obligations which the New York Tax Free Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. Such obligations may carry a demand or "put" feature which would permit the holder to tender them back to the issuer (or to a third party) at par value prior to maturity. The Fund's investment adviser will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuers of such obligations, and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due, which may affect the ability of the issuer of the instrument to make payment when due.

Risk Factors for the New York Fund

     The following information as to certain New York risk factors is given to investors in view of the New York Fund's policy of concentrating its investments in New York Municipal Obligation issuers. The factors affecting the financial conditions of the State of New York (the "State") are complex, and the following description constitutes only a brief summary; it does not purport to be a complete description and is based on information from official statements relating to general obligation bonds issued by the State of New York. The accuracy and completeness of the information contained in such offering statements has not been independently verified.

     Since the New York Fund invests primarily in obligations of New York issuers, the marketability and market value of these obligations may be affected by long-term economic problems which face New York City and New York State. In particular, the ability of the State and the City to finance independently has been adversely affected in the past by their inability to achieve or maintain favorable credit ratings. There can also be an effect on the market price of securities of other New York issuers if the City receives less favorable credit ratings and if certain of its economic problems continue. If these problems are not resolved, or if new ones develop, they could adversely affect the various New York issuers' ability to meet their financial obligations. There can be no assurance that New York City or the local entities, or the State, will not face budget gaps in future years. The ability of the New York Fund to meet its objective is affected by the ability of issuers to meet their payment obligations. A default by an issuer of an obligation held by the New York Fund could result in a substantial loss of principal with respect to that obligation and a potential decline in the New York Fund's net asset value.

     The New York Fund is permitted to invest up to 25% of the value of its total assets in the securities of any one issuer without adhering to the 5% issuer limitation described under "Investment Restrictions". To the extent that the New York Fund invests up to 25% of its total assets in the securities of any one issuer, there may be an increased risk of loss to the New York Fund.

     The State's fiscal year begins on April 1st and ends on March 31st. On March 31, 1999, the State adopted the debt service portion of the State budget for the 1999-2000 fiscal year; four months later, on August 4, 1999, it enacted the remainder of the budget. The Governor approved the budget as passed by the legislature. Prior to passing the budget in its entirety for the 1999-2000 fiscal year, the State enacted appropriations that permitted the State to continue its operations.

      Following enactment of the 1999-2000 budget, the State prepared a Financial Plan for the 1999-2000 fiscal year (the "1999-2000 Financial Plan") that sets forth projected receipts and disbursements based on the actions taken by the Legislature. For fiscal year 1999-2000, General Fund disbursements, including transfers to support capital projects, debt service and other funds, are estimated at $37.36 billion, an increase of $868 million or 2.38 % over 1998-99. Projected spending under the 1999-2000 enacted budget is $215 million above the Governor's Executive Budget recommendations. The increase in General Fund spending is comprised of $1.1 billion in legislative additions to the Executive Budget (primarily in education), offset by various actions, including reestimates of required spending based on year-to-date results and the identification of certain other resources that offset spending, such as $250million from commencing the process of privatizing the Medical Malpractice Insurance Association (MMIA), $250 million from the retention of the Debt Reduction Reserve Fund within the General Fund and about $100 million in excess fund balances. The MMIA was established in 1983 to provide excess liability insurance to doctors and medical providers. Legislation enacted with the 1999-2000 budget initiates the process of MMIA privatization and transfers excess fund balances to the State.

     The 1999-2000 enacted budget provides for $831 million in new funding for public schools, the largest year-to-year increase in State history. The budget also enacts several new tax cuts valued at $375 million when fully phased in by 2003-04. None of the $1.82 billion cash surplus from 1998-99 is assumed to support spending in 1999-2000, but instead is reserved to help offset the costs of previously enacted tax cuts that take effect after 1999-2000.

     The 1999-2000 Financial Plan projects a closing balance of $2.85 billion in the General Fund. The balance is comprised of the $1.82 billion surplus from 1998-99 that has been set aside to finance already-enacted tax cuts, $473 million in the Tax Stabilization Reserve Fund (TSRF), $250 million in the Debt Reduction Reserve Fund (DRRF), $107 million in the Contingency Reserve Fund
(CRF), and $200 million in the Community Projects Fund (CPF), which finances legislative initiatives. The State expects to close fiscal year 1999-2000 with cash balances in these funds at their highest levels ever.

     Many complex political, social and economic forces influence the State's economy and finances, which in turn may affect the State Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan also is based upon forecasts of national and State economic activity. Economic forecasts frequently have failed to predict accurately the timing and magnitude of changes in the national and State economies. The Division of Budget (DOB) believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth below, and those projections may be changed materially and adversely from time to time. 1999-2000

State Financial Plan

     Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds. The State's fund structure adheres to the accounting standards of the Governmental Accounting Standards Board.

General Fund

     The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1999-2000 fiscal year, the General Fund (exclusive of transfers) is expected to account for approximately 47.1 % of All Governmental Funds disbursements and 69.3 % of total State Funds disbursements. General Fund moneys also are transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

     Total receipts and transfers from other funds are projected to be $39.31 billion in 1999-2000, an increase of $2.57 billion over 1998-99. Total General Fund disbursements and transfers to other funds are projected to be $37.36 billion, an increase of $868 million over 1998-99.

     Projected General Fund Receipts - Total General Fund receipts and transfers in 1999-2000 are projected to be $39.31 billion, an increase of $2.57 billion from the $36.74 billion recorded in 1998-99. This total includes $35.93 billion in tax receipts, $1.36 billion in miscellaneous receipts, and $2.02 billion in transfers from other funds. The transfer of the $1.82 billion surplus recorded in 1998-99 to the 1999-2000 fiscal period has the effect of exaggerating the growth in State receipts from year to year by depressing reported 1998-99 figures and inflating 1999-2000 projections.

     The Personal Income Tax is imposed on the income of individuals, estates and trusts and is based, with certain modifications, on federal definitions of income and deductions. Net General Fund personal income tax collections are projected to reach $22.95 billion in 1999-2000, well over half of all General Fund receipts and nearly $2.87 billion above the reported 1998-99 collection total. Much of this growth is associated with the $1.82 billion net impact of the transfer of the surplus from 1998-99 to the current year as partially offset by the diversion of an additional $661 million in income tax receipts to the School Tax Relief (STAR) fund. The STAR program was created in 1997 as a State-funded local property tax relief program funded through the use of personal income tax receipts. Adjusted for these transactions, the growth in net income tax receipts is roughly $1.8 billion, an increase of almost 9 %.

     This growth is largely a function of two factors: (i) the 8 % growth in income tax liability projected for 1999; and (ii) the impact of the 1998 tax year settlement recorded early in the 1999-2000 fiscal year.

     The most significant statutory change made this year provides for an increase, phased-in over two years, in the earned income tax credit from 20% to 25% of the federal credit.

     User taxes and fees are comprised of three-quarters of the State's 4% sales and use tax, cigarette, alcoholic beverage, container, and auto rental taxes, and a portion of the motor fuel excise levies. This category also includes receipts from the motor vehicle registration fees and alcoholic beverage license fees. Dedicated transportation funds outside of the General Fund receive a portion of motor fuel tax and motor vehicle registration fees and all of the highway use taxes.

     Receipts from user taxes and fees are projected to total $7.35 billion, an increase of $105 million from reported collections in the prior year. The sales tax component of this category accounts for virtually all of the 1999-2000 growth. Growth in base sales tax yield, after adjusting for tax law and other changes, is projected at 5.6%. Modest increases in motor fuel and auto rental tax receipts over 1998-99 levels are also expected. However, receipts from other user taxes and fees are estimated to decline by $177 million.

      The yield of other excise taxes in this category, particularly the cigarette and alcoholic beverage taxes, show long-term declining trends. General Fund declines in 1999-2000 motor vehicle fee receipts, in contrast, reflect statutory fee reductions and an increased amount of collections earmarked to the Dedicated Highway and Bridge Trust Fund.

     Significant statutory changes made in this category during the 1999-2000 legislative session include: delaying until March 1, 2000 the implementation of the exemption from State sales tax of clothing and footwear priced under $110; providing week-long sales tax exemptions in September 1999 and January 2000 for clothing and footwear priced under $500; enactment of a variety of small sales tax exemptions including certain equipment used in providing telecommunications service for sale, property and services used in theatrical productions, computer hardware used to design Internet web sites, and building materials used in farming; a reduction in the beer tax rate; and an expanded exemption from the alcoholic beverage tax for small brewers.

     Business taxes include franchise taxes based generally on net income of general business, bank and insurance corporations, as well as gross-receipts-based taxes on utilities and gallonage-based petroleum business taxes. Beginning in 1994, a 15% surcharge on these levies began to be phased out and, for most taxpayers, there is no surcharge liability for taxable period sending in 1997 and thereafter.

     Total business tax collections in 1999-2000 are now projected to be $4.63 billion, $230 million below results for the prior fiscal year. The year-over-year decline in projected receipts in this category is largely attributable to statutory changes. These include the first year of a scheduled corporation franchise tax rate reduction, the alternative minimum tax rate reduction, the fixed dollar minimum rate reduction, and the expansion of the investment tax credit to financial service companies. Ongoing tax reductions include the second year of the "Power for Jobs" utility tax credit program, the gross receipts tax rate reduction, and scheduled additional diversion of General Fund petroleum business and utility tax receipts to dedicated transportation funds.

     Legislation enacted this year affecting receipts in this category includes: a phased reduction in the net income tax rate applicable to bank and insurance companies from 9% to 7.5%; reforms to the corporation franchise subsidiary capital tax; a further reduction in the alternative minimum tax rate from 3% to 2.5%; doubling the economic development zone and zone equivalent area wage tax credits; and providing further reforms to the apportionment of income for the airline industry.

     Other taxes include the estate and gift tax, the real property gains tax and pari-mutuel taxes. Taxes in this category are now projected to total $1 billion, $137 million below last year's amount. The primary factors accounting for most of the expected decline include: an adverse tax tribunal decision resulting in significant refunds of the now repealed real property gains tax; pari-mutuel tax reductions enacted with the 1999-2000 budget; and the effects of the already enacted reductions in the estate and gift taxes.

     Significant legislation passed with the 1999-2000 enacted budget affecting these sources include both the extension of and an increase in certain temporary tax reductions at the State's race tracks and conformity with new federal estate tax provisions. Miscellaneous receipts include investment income, abandoned property receipts, medical provider assessments, minor federal grants, receipts from public authorities, and certain other license and fee revenues.

     Miscellaneous receipts are expected to total $1.36 billion, down $142 million from the prior year amount. This reflects the loss of non-recurring receipts received in 1998-99 and the growing effects of the phase-out of the medical provider assessments.

     Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements, including the 1% sales tax used to support payments to Local Government Assistance Corporation (LGAC). Transfers from other funds are expected to total $2.02 billion, or $99 million more than total receipts from this category during 1998-99. Total transfers of sales taxes in excess of LGAC debt service requirements are expected to increase by approximately $93 million, while transfers from all other funds are expected to increase by $6 million.

Projected General Fund Disbursements - General Fund disbursements, including transfers to support capital projects, debt service and other funds, are estimated at $37.36 billion in 1999-2000, an increase of $868 million or 2.38% over 1998-99.

     Following the pattern of the last two fiscal years, education programs receive the largest share of new funding contained in the 1999-2000 Financial Plan. School aid is expected to grow by $831 million or 8.58% over 1998-99 levels (on a State fiscal year basis). Outside of education, the largest growth in spending is for State Operations ($207 million, including $100 million reserved for possible collective bargaining costs); Debt Service ($183 million);and mental hygiene programs, including funding for a cost of living increase for care providers ($114 million). These increases were offset, in part, by spending reductions or actions in health and social welfare ($280 million), and in general State charges ($222 million).

     Grants to Local Governments is the largest category of General Fund disbursements and includes financial assistance to local governments and not-for-profit corporations, as well as entitlement benefits to individuals. The largest areas of spending in this category are for aid to elementary and secondary schools (41%) and for the State's share of Medicaid payments to providers (22%). Grants to Local Governments are projected at $25.60 billion in 1999-2000, an increase of $910 million or 3.68% over 1998-99.

     Under the 1999-2000 enacted budget, General Fund spending on school aid is projected at $10.52 billion on a State fiscal year basis, an increase of $831 million from the prior year. The budget provides additional funding for operating aid, building aid, and several other targeted aid programs. It also funds the balance of aid payable for the 1998-99 school year that is due primarily in the first quarter of the 1999-2000 fiscal year. For all other educational programs, disbursements are projected to grow by $78 million to $2.99 billion.

     Spending for Medicaid in 1999-2000 is projected to total $5.54 billion, essentially unchanged from 1998-99, due in part to the use of $145 million in other available funds that lowers disbursements in this area. Disbursements for all other health and social welfare programs are projected to total $2.70 billion, a decrease of $252 million. Lower welfare spending, driven by State and federal reforms and a robust economy, accounts for most of the decline.

     The remaining disbursements primarily support community-based mental hygiene programs, local transportation programs, and revenue sharing payments to local governments. Revenue sharing and other general purpose aid to local governments is projected at $825 million.

     State operations pays for the costs of operating the Executive, Legislature, and Judicial branches of government, including the prison system, mental hygiene institutions, and the State University system (SUNY). Personal service costs account for approximately 73% of spending in this category.

     Spending in State operations is projected to increase by $207 million or 3.1% over the prior year. The growth reflects $100 million in projected spending for new collective bargaining agreements that the State expects to be ratified in the current year. Funding for this expense will come from the Collective Bargaining Reserve. The annualized costs of current collective bargaining agreements, growth in the Legislative and Judiciary budgets, and staffing costs for the State's Year 2000 compliance programs also contribute to the year-to-year growth in spending. The State's overall workforce is expected to remain stable at around 191,300 employees.

     General State charges account for the costs of providing fringe benefits to State employees and retirees of the Executive, Legislature, and Judiciary. These payments, many of which are mandated by statute and collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation, and unemployment insurance. General State charges also cover State payments-in-lieu-of-taxes to local governments for certain State-owned lands, and the costs of defending lawsuits against the State and its public officers. Disbursements in this category are estimated at $2.04 billion, a decrease of $222 million from the prior year. The change primarily reflects projected growth of $27 million in a variety of programs offset by the use of proceeds from the privatization of the MMIA, which is expected to offset certain General Fund fringe benefit costs over the next two fiscal years by approximately $250 million annually.

     This category accounts for debt service on short-term obligations of the State, i.e., the interest costs of the State's commercial paper program. The commercial paper program is expected to have an average of approximately $185 million outstanding during 1999-2000. The majority of the State's debt service is for long-term bonds, and is shown in the Financial Plan as a transfer to the general Debt Service Fund.

     Transfers to other funds from the General Fund are made primarily to finance certain portions of State capital projects spending and debt service on long-term bonds where these costs are not funded from other sources. Long-term debt service transfers are projected at $2.27 billion in 1999-2000, an increase of $183 million from 1998-99. The increase reflects debt service costs from prior-year bond sales (net of refunding savings), and certain sales planned to occur during the 1999-2000 fiscal year.

     Transfers for capital projects provide General Fund support for projects that are not financed with bond proceeds, dedicated taxes, other revenues, or federal grants. Transfers in this category are projected to total $168 million in 1999-2000. The decline of $78 million from the prior year is due primarily to the delay of the receipt of payment of certain reimbursements in 1998-99.

     Receipts of $50 million transferred to DRRF in 1998-99 will be used in the Capital Projects Fund in 1999-2000 to provide pay-as-you-go funding for five capital programs that were previously funded with bond proceeds. The 1999-2000 enacted budget also reserves $250 million in new resources for DRRF. All other transfers (excluding DRRF), which reflect the remaining transfers from the General Fund to other funds, are estimated to total $385 million in 1999-2000, a decline of $84 million from 1998-99, primarily because of certain non-recurring transfers that occurred last year.

Non-Recurring Resources

     The DOB estimates that the 1999-2000 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $500 million, or 1.3% of General Fund resources, the largest of which is the first phase of the privatization of MMIA. To the greatest extent possible, one-time resources are expected to be utilized to finance one-time costs, including Year 2000 compliance costs and certain capital spending.

Outyear Projections of Receipt and Disbursements

     State law requires the Governor to propose a balanced budget each year. Preliminary analysis by DOB indicates that the State will have a 2000-01 budget gap of approximately $1.9 billion, or about $300 million above the 1999-2000 Executive Budget estimate (after adjusting for the projected costs of collective bargaining). This estimate includes an assumption for the projected costs of new collective bargaining agreements, $500 million in assumed operating efficiencies, as well as the planned application of approximately $615 million of the $1.82 billion tax reduction reserve. In recent years, the State has closed projected budget gaps which DOB estimates at $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1 billion (1998-
99).DOB will formally update its projections of receipts and disbursements for future years as part of the Governor's 2000-01 Executive Budget submission. The revised expectations for these years will reflect the cumulative impact of tax reductions and spending commitments enacted over the last several years as well as new 2000-01 Executive Budget recommendations.

     The State and the United University Professionals (UUP) union have reached a tentative agreement on a new four-year labor contract. The State is continuing negotiations with other unions representing State employees, the largest of which is the Civil Service Employees Association (CSEA). CSEA previously failed to ratify a tentative agreement on a new four-year contract earlier in 1999. The 1999-2000 Financial Plan has reserved $100 million for possible collective bargaining agreements, and reserves are contained in the preliminary outyear projection for 2000-01 to cover the recurring costs of any new agreements. To the extent these reserves are inadequate to finance such agreements, the costs of new labor contracts could increase the size of future budget gaps.

     Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. The State assumes that the 2000-01 Financial Plan will achieve $500 million in savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to help bring projected disbursements and receipts into balance. The projections do not assume any gap-closing benefit from the potential settlement of State claims against the tobacco industry.

Other Governmental Funds

      In addition to the General Fund, the State Financial Plan includes Special Revenue Funds, Capital Projects Funds and Debt Service Funds which are discussed below. Amounts below do not include other sources and uses of funds transferred to or from other fund types.

      Special Revenue Funds Total disbursements for programs supported by Special Revenue Funds are projected at $30.94 billion, an increase of $1.29 billion or 4.35% over the prior year. Special Revenue Funds include federal grants and State special revenue funds.

      Federal grants are projected to comprise 72% of all Special Revenue Funds spending in 1999-2000, comparable to prior years. Disbursements from federal funds are estimated at $22.17 billion, an increase of $741 million or 3.46%.Medicaid is the largest program within federal funds, accounting for 56% of total spending in this category. In 1999-2000, Medicaid spending is projected at $14.32 billion, an increase of $711 million over 1998-99. The remaining growth in federal funds is primarily for the Child Health Plus program, which is estimated at $117 million in 1999-2000. This growth is offset by decreased spending in certain social services programs resulting from more recent spending reestimates.

      State special revenue spending is projected to be $8.77 billion, an increase of $550 million or 6.69% from the last fiscal year. The spending growth is primarily due to $661 million for the next phase of the STAR program and $250 million in additional general State charges funded by proceeds from the MMIA transaction, offset by a decrease of $185 million in projected educational spending as a result of lower projected Lottery proceeds and a decline of $112 million in transportation disbursements. The remainder reflects the net impact of spending reestimates.

     Capital Projects Funds - Spending from Capital Projects Funds in 1999-2000 is projected at $4.18 billion, an increase of $114 million or 2.80% from last fiscal year. Transportation, environmental, education and mental hygiene programs are the major sources of year-to-year spending growth in this category.

     Debt Service Funds - Spending from Debt Service Funds are estimated at $3.64 billion in 1999-2000, up $370 million or 11.31% from 1998-99.
Transportation purposes, including debt service on bonds issued for State and local highway and bridge programs financed through the New York State Thruway Authority and supported by the Dedicated Highway and Bridge Trust Fund, account for $124 million of the year-to-year growth. Debt service for educational purposes, including State and City University programs financed through the Dormitory Authority, will increase by $80 million. The remaining growth is for a variety of programs in mental health and corrections, and for general obligation financings.

Special Considerations

     General - Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The Financial Plan also is necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.

     The State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of national and State economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, the condition of the financial sector, federal, fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

      Projections of total State receipts in the Financial Plan are based on the state tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important. The projection of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source caused by economic and other factors, rather than by estimating the total yield of such tax or revenue source from its estimated tax base. The forecasting methodology, however, ensures that State fiscal year collection estimates for taxes that are based on a computation of annual liability, such as the business and personal income taxes, are consistent with estimates of total liability under such taxes.

     Projections of total State disbursements are based on assumptions relating to economic and demographic factors, potential collective bargaining agreements, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government, collective bargaining negotiations and changes in the demand for and use of State services.

     An additional risk to the State Financial Plan arises from the potential impact of certain litigation and of federal disallowances now pending against the State, which could adversely affect the State's projections of receipts and disbursements. The State Financial Plan assumes no significant litigation or federal disallowance or other federal actions that could affect State finances, but has significant reserves in the event of such an action.

     Additional risks to the Financial Plan arise out of potential actions at the federal level. Potential changes to federal tax law currently under discussion as part of the federal government's efforts to enact a multi-year tax reduction package could alter the federal definitions of income on which certain State taxes rely. Certain proposals, if enacted, could have a significant impact on State revenues in the future.

     The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 created a new Temporary Assistance to Needy Families program (TANF) partially funded with a fixed federal block grant to states. This law also imposes (with certain exceptions) a five-year durational limit on TANF recipients, requires that virtually all recipients be engaged in work or community service activities within two years of receiving benefits, and limits assistance provided to certain immigrants and other classes of individuals. States are required to meet work activity participation targets for their TANF caseload and conform with certain other federal standards or face potential sanctions in the form of a reduced federal block grant and increased State/local funding requirements. Any future reduction could have an adverse impact on the State's Financial Plan. However, the State has been able to demonstrate compliance with TANF work requirements to date and does not now expect to be subject to associated federal fiscal penalties.

     The Division of the Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from projections. In the past, the State has taken management actions to address potential Financial Plan shortfalls, and may take similar actions should adverse variances occur in its projections for the current fiscal year.

     Despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the state and regional economy, and actions by the federal government could impact projected budget gaps for the State. These gaps would result from a disparity between recurring revenues and the costs of increasing the level of support for State programs. For example, the fiscal effects of tax reductions adopted in the last several fiscal years are projected to grow more substantially in the forecast period, continuing to restrain receipts levels and placing pressure on future spending levels. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and, under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years. To help guard against these risks, the State has projected reserves of $2.4 billion in 1999-2000.

Cash-Basis Results for Prior Fiscal Years

     General Fund 1996-97 Through 1998-99 - New York State's financial operations have improved during recent fiscal years. During its last seven fiscal years, the State has recorded balanced budgets on a cash basis, with positive year-end fund balances. A description of cash-basis results in the General Fund for the prior three fiscal years is presented below.

     1998-99 Fiscal Year - The State ended its 1998-99 fiscal year on March 31, 1999 in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries.

     The State reported a General Fund closing cash balance of $892 million, an increase of $254 million from the prior fiscal year. The balance is held in three accounts within the General Fund: the Tax Stabilization Reserve Fund
(TSRF), the Contingency Reserve Fund (CRF) and the Community Projects Fund
(CPF). The TSRF closing balance was $473 million, following an additional deposit of $73 million in 1998-99. The CRF closing balance was $107 million, following a deposit of $39 million in 1998-99. The CPF, which finances legislative initiatives, closed the fiscal year with a balance of $312 million.

     The closing fund balance excludes $2.31 billion that the State deposited into the tax refund reserve account at the close of 1998-99 to pay for tax refunds in 1999-2000 of which $521 million was made available as a result of the Local Government Assistance Corporation (LGAC) financing program and was required to be on deposit as of March 31, 1999. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1998-99, while increasing reported receipts in 1999-2000. General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1998-99 fiscal year totaled $36.74 billion, an increase of 6.34% from 1997-98 levels. General Fund disbursements and transfers to other funds totaled $36.49 billion for the 1998-99 fiscal year, an increase of 6.23% from 1997-98 levels.

     1997-98 Fiscal Year - The State ended its 1997-98 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $2.04 billion. The cash surplus was derived primarily from higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

     The General Fund had a closing balance of $638 million, an increase of $205 million from the prior fiscal year. The TSRF closing balance was $400 million, following a required deposit of $15 million (repaying a transfer made in 1991-
92) and an additional deposit of $68 million made from the 1997-98 surplus. The CRF closing balance was $68 million, following a $27 million deposit from the surplus. The CPF closed the fiscal year with a balance of $170 million. The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit on March 31, 1998.

      General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1997-98 fiscal year totaled $34.55 billion, an annual increase of 4.57% over 1996-97. General Fund disbursements and transfers to other funds were $34.35 billion, an annual increase of 4.41%.

     1996-97 Fiscal Year - The State ended its 1996-97 fiscal year on March 31, 1997 in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $1.42 billion. The cash surplus was derived primarily from higher-than-expected receipts and lower-than-expected spending for social services programs.

     The General Fund closing balance was $433 million, an increase of $146 million from the 1995-96 fiscal year. The balance included $317 million in the TSRF, after a required deposit of $15 million (repaying a transfer made in 1991-
92) and an additional deposit of $65 million in 1996-97. In addition, $41 million remained on deposit in the CRF. The remaining $75 million reflected amounts then on deposit in the CPF. The General Fund closing balance did not include $1.86 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1997. General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1996-97 fiscal year totaled $33.04 billion, an increase of 0.7% from the previous fiscal year. General Fund disbursements and transfers to other funds totaled $32.90 billion for the 1996-97 fiscal year, an increase of 0.7% from the 1995-96 fiscal year.

Other Governmental Funds (1996-97 Through 1998-99)

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      Activity in the three other governmental funds has remained relatively stable over the last three fiscal years, with federally-funded programs comprising approximately two-thirds of these funds. The most significant change in the structure of these funds has been the redirection of a portion of transportation-related revenues from the General Fund to two dedicated funds in the Special Revenue and Capital Projects fund types. These revenues are used to support the capital programs of the Department of Transportation, the metropolitan Transportation Authority (MTA) and other transit entities.

     In the Special Revenue Funds, disbursements increased from $26.02 billion to $29.65 billion over the last three years, primarily as a result of increased costs for the federal share of Medicaid and the initial costs of the STAR program. Other activity reflected dedication of taxes for mass transportation purposes, new lottery games, and new fees for criminal justice programs. Disbursements in the Capital Projects Funds increased over the three-year period from $3.54 billion to $4.06 billion, primarily for education, environment, public protection and transportation programs. The composition of this fund type's receipts also has changed as dedicated taxes, federal grants and reimbursements from public authority bonds increased, while general obligation bond proceeds declined.

     Activity in the Debt Service Funds reflected increased use of bonds during the three-year period for improvements to the State's capital facilities and the ongoing costs of the LGAC fiscal reform program. The increases were moderated by the refunding savings achieved by the State over the last several years using strict present value savings criteria. Disbursements in this fund type increased from $2.53 billion to $3.27 billion over the three-year period.

     The State Financial Plan is based upon a June 1999 projection by DOB of national and State economic activity. The information in this section summarizes the national and State economic situation and outlook upon which projections of receipts and certain disbursements were made for the 1999-2000 Financial Plan.

     The national economy has maintained a robust rate of growth during the past six quarters as the expansion, which is well into its ninth year, continues. The national expansion, if it continues through February 2000, will be the longest on record. Since early 1992, approximately 19 million jobs have been added nationally. Output growth has averaged 3.2% over this period, essentially the same as the 3.3% average annual growth during the post-World War II period. The State economy also has continued to expand, with over 600,000 jobs added since late 1992. Employment growth has been slower than in the nation during this period, although the State's relative performance has improved in the last two years. Growth in average wages in New York has generally outperformed the nation, while growth in personal income per capita has kept pace with the nation.

     DOB expects that national economic growth will be quite robust throughout calendar year 1999. Growth in real Gross Domestic Product for 1999 is projected to be 4.0%, with a decline in net exports overwhelmed by continued strong consumer spending. The projected overall growth rate of the national economy for calendar year 1999 is nearly identical to the consensus forecast of a widely followed survey of national economic forecasters. Inflation, as measured by the Consumer Price Index, is projected to be about 2.1%, a modest increase despite strong economic growth. Personal income and wages are projected to increase by 5.1% and 6.3% respectively.

     The forecast of the State's economy shows continued expansion during The 1999 calendar year, with employment growth gradually slowing as the year progresses. The financial and business service sectors are expected to continue to do well, while employment in the manufacturing sector is expected to post a modest decline. On an average annual basis, the employment growth rate in the state is expected to be somewhat lower than in 1998 and the unemployment rate is expected to drop further to 5.1%. Personal income is expected to record moderate gains in 1999. Wage growth in 1999 is expected to be slower than in the previous year as the recent robust growth in bonus payments moderates. The forecast for continued growth, and any resultant impact on the State's 1999-2000 Financial Plan, contains some uncertainties. Stronger-than-expected gains in employment and wages or in stock market prices could lead to unanticipated strong growth in consumer spending. Inventory investment due to Y2K may be significantly

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stronger than expected towards the end of this year possibly followed by significant weakness early next year. Also, improvements in foreign economies may be weaker than expected and therefore, may have unanticipated effects on the domestic economy. The inflation rate may differ significantly from expectations due to the conflicting impacts of a tight labor market and improved productivity growth as well as to the future direction and magnitude of fluctuations of oil prices. In addition, the State economic forecast could over- or underestimate the level of future bonus payments, financial sector profits or inflation growth, resulting in unexpected economic impacts. Similarly, the State forecast could fail to correctly estimate the amount of employment change in the banking, financial and other business service sectors as well as the direction of employment change that is likely to accompany telecommunications and energy deregulation.

The New York Economy

      New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

      Services: The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every 10 nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation.

      Manufacturing: Manufacturing employment continues to decline in importance in New York, as in most other states, and New York's economy is less reliant on this sector than is the nation. The principal manufacturing industries in recent years produced printing and publishing materials, instruments and related products, machinery, apparel and finished fabric products, electronic and other electric equipment, food and related products, chemicals and allied products, and fabricated metal products.

      Trade: Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.

      Finance, Insurance and Real Estate: New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes about one-fifth of all nonfarm labor and proprietors' income.

      Agriculture: Farming is an important part of the economy of large regions of the State, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, apples and other fruits, and fresh vegetables. New York ranks among the nation's leaders in the production of these commodities.

      Government: Federal, State and local government together are the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

Economic and Demographic Trends

      In the calendar years 1987 through 1998, the State's rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the

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nation as a whole and has been slower to recover. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher. According to data published by the US Bureau of Economic Analysis, personal income in the State has risen more slowly since 1988 than personal income for the nation as a whole, although preliminary data suggests that, in 1998, the State personal income rose more rapidly. Total State nonagricultural employment has declined as a share of national nonagricultural employment. State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

Public Authorities

     Fiscal stability of the State is related in part to the fiscal stability of its public authorities. For the purposes of this summary, public authorities refer to public benefit corporations, created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations. As of December 31, 1998, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $94 billion, only a portion of which constitutes State-supported or State-related debt.

      The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for public authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs. As described below, the MTA receives the bulk of this money in order to provide transit and commuter services.

     Beginning in 1998, the Long Island Power Authority (LIPA) assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queen Counties, as part of an estimated $7 billion financing plan. As of the date of this AIS, LIPA has issued over $5 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.

     Metropolitan Transportation Authority - The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the TA). The MTA operates certain commuter rail and bus services in the New York metropolitan area through the MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company, and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (TBTA), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans,

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

grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

      Since 1980, the State has enacted several taxes--including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1% regional sales and use tax--that provide revenues for mass transit purposes, including assistance to the MTA. Since 1987, State law also has required that the proceeds of a one-quarter of 1% mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. The 1999-2000 enacted budget provides State assistance to the MTA totaling approximately $1.4 billion, an increase of $55 million over the 1998-99 fiscal year.

     State legislation accompanying the 1996-97 adopted State budget authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of the $12.17 billion MTA capital plan for the 1995 through 1999 calendar years (the 1995-99 Capital Program). In July 1997, the Capital Program Review Board (CPRB) approved the 1995-99 Capital Program and subsequently amended it in August 1997 and in March 1999. The MTA plan now totals $12.55 billion. The 1995-99 Capital Program was the fourth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets and bringing the MTA system into a state of good repair. The 1995-99 Capital Program assumed the issuance of an estimated $5.2 billion in bonds under this $6.5 billion aggregate bonding authority. The remainder of the plan was projected to be financed with assistance from the federal government, the State, the City of New York, and from various other revenues generated from actions taken by the MTA.

There can be no assurance that the MTA's capital plan for 2000 through 2004 will be adequate to finance the MTA's capital needs over the plan period, or that funding sources identified in the approved plan will not be reduced or eliminated.

     There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 2000-04 Capital Program or parts thereof will not be delayed or reduced. Should funding levels fall below current projections, the MTA would have to revise its 2000-04 Capital Program accordingly. If the 2000-04 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional assistance.

The City of New York

     The fiscal health of the State also may be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and meet its cash requirements. The State also may be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.

Fiscal Oversight

     In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (NYCMAC) to provide financing assistance to the City; the New York State Financial Control Board (the Control Board) to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York
(OSDC) to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the

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occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

     Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City's Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

     To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. The City issues securities to finance, refinance and rehabilitate infrastructure and other capital needs, as well as for seasonal financing needs. In City fiscal year 1997-98, the State constitutional debt limit would have prevented the City from entering into new capital contracts. Therefore, in 1997, the State created the New York City Transitional Finance Authority (TFA) in order to finance a portion of the City's capital program. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City's current fiscal year 1999-2000. To continue its capital plan without interruption, the City is proposing an amendment to the State Constitution to change the methodology used to calculate the debt limit. Since an amendment to the Constitution to raise the debt limit could not take effect until City fiscal year 2001-02 at the earliest, the City has decided to securitize a portion of its share of the proceeds from the settlement with the nation's tobacco companies. However, a number of potential developments may affect both the availability and level of funding that the City will receive from the tobacco settlement. City officials have indicated that, should their efforts to securitize a portion of City tobacco settlement proceeds fail or not be accomplished in a timely manner, the City will request that the State increase the borrowing authority of the TFA.

Monitoring Agencies - The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's Financial Plans. The reports analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as evaluate compliance by the City and its Covered Organizations with its Financial Plan. According to staff reports, while economic growth in New York City has been slower than in other regions of the country, a surge in Wall Street profitability resulted in increased tax revenues and produced a substantial surplus for the City in City fiscal year 1997-98. Recent staff reports also indicate that the City projects a surplus for City fiscal year 1998-99. Although several sectors of the City's economy have expanded over the last several years, especially tourism and business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the performance of the national economy. In addition, the size of recent tax reductions has increased to over $2 billion in City fiscal year 1999-2000 through the expiration of a personal income tax surcharge, the repeal of the non-resident earnings tax and the elimination of the sales tax on clothing items costing less than $110. Staff reports have indicated that recent City budgets have been balanced in part through the use of nonrecurring resources and that the City's Financial Plan relies in part on actions outside its direct control. These reports also have indicated that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth and that the City is likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues. In addition to these monitoring agencies, the Independent Budget Office (IBO) has been established pursuant to the City Charter to provide analysis to elected officials and the public on relevant fiscal and budgetary issues affecting the city.

     Other Localities- Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial

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assistance is not included in the projections of the State's receipts and disbursements for the State's 1999-2000 fiscal year.

     The State has provided extraordinary financial assistance to select municipalities, primarily cities, since the 1996-97 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year. Such funding in 1999-2000 totals $113.9 million. In 1997-98, the State increased General Purpose State Aid for local governments by $27 million to $550 million, and has continued funding at this new level since that date.

     While the distribution of General Purpose State Aid for local governments was originally based on a statutory formula, in recent years both the total amount appropriated and the shares appropriated to specific localities have been determined by the Legislature. A State commission established to study the distribution and amounts of general purpose local government aid failed to agree on any recommendations for a new formula.

     Counties, cities, towns, villages and school districts have engaged insubstantial short-term and long-term borrowings. In 1997, the total indebtedness of all localities in the State, other than New York City, was approximately$21.0 billion. A small portion (approximately $80 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-two localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1997.

     Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities also may face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, also may adversely affect localities and necessitate State assistance.

Litigation

General

     The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 1999-2000 fiscal year or thereafter.

     As of August 24, 1999, except as described below, no current litigation involves the State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when due, or affects the State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

     The State is party to other claims and litigation which its legal counsel has advised are not probable of adverse court decisions or are not deemed adverse and material. Although the amounts of potential losses resulting from this litigation, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material and adverse effect on the State's financial position in the 1999-2000 fiscal year or thereafter. The General Purpose Financial Statements for the 1998-99 fiscal year report estimated probable awarded and anticipated unfavorable judgments of $895 million, of which $132 million is expected to be paid during the 1999-2000 fiscal year. Adverse developments in the proceedings described below, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1999-2000 Financial Plan. The State believes that the 1999-2000 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 1999-2000 fiscal year. These reserves include (but are not limited to) amounts appropriated for court of claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 1999-2000 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 1999-2000 Financial Plan.

Tax Law

     In New York Association of Convenience Stores, et al. v. Urbach, et al., petitioners, New York Association of Convenience Stores, National Association of Convenience Stores, M.W.S. Enterprises, Inc. and Sugarcreek Stores, Inc. are seeking to compel respondents, the Commissioner of Taxation and Finance and the Department of Taxation and Finance, to enforce sales and excise taxes imposed, pursuant to Tax Law Articles 12-A, 20 and 28, on tobacco products and motor fuel sold to non-Indian consumers on Indian reservations. In orders dated August
13, 1996 and August 24, 1996, the Supreme Court, Albany County, ordered, inter alia, that there be equal implementation and enforcement of said taxes for sales to non-Indian consumers on and off Indian reservations, and further ordered that, if respondents failed to comply within 120 days, no tobacco products or motor fuel could be introduced onto Indian reservations other than for Indian consumption or, alternately, the collection and enforcement of such taxes would be suspended statewide. Respondents appealed to the Appellate Division, Third Department, and invoked CPLR 5519(a)(1), which provides that the taking of the appeal stayed all proceedings to enforce the orders pending the appeal. Petitioners' motion to vacate the stay was denied. In a decision entered May
8, 1997, the Third Department modified the orders by deleting the portion thereof that provided for the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco products. The Third Department held, inter alia, that petitioners had not sought such relief in their petition and that it was an error for the Supreme Court to have awarded such undemanded relief without adequate notice of its intent to do so. On May 22, 1997, respondents appealed to the Court of Appeals on other grounds, and again invoked the statutory stay. On October 23, 1997, the Court of Appeals granted petitioners' motion for leave to cross appeal from the portion of the Third Department's decision that deleted the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco. On July 9, 1998, the New York Court of Appeals reversed the order of the Appellate Division, Third Department, and remanded the matter to the Supreme court, Albany County, for further proceedings. The Court held that the petitioners had standing to assert an equal protection claim, but that their claim did not implicate racial discrimination. The Court remanded the case to Supreme Court, Albany County, for resolution of the question of whether there was a rational basis for the Tax Department's policy of non-enforcement of the sales and excise taxes on reservation sales of cigarettes and motor fuel to non-Indians. In a footnote, the Court stated that, in view of its disposition of the case, petitioners' cross-appeal regarding the statewide suspension of the taxes is "academic." By decision and judgment dated July 9, 1999, the Supreme court, Albany County, granted judgment dismissing the petition. The time in which to appeal the July 9, 1999 decision and judgment has not yet expired.

Line Item Veto

     In an action commenced in June 1998 by the Speaker of the Assembly of the State of New York against the Governor of the State of New York (Silver v.Pataki, Supreme Court, New York County), the Speaker challenges the Governor's application of his constitutional line item veto authority to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998. On July 10, 1998, the State filed a motion to dismiss this action. By order entered January 7,

1999, the Court denied the State's motion to dismiss. On January 27, 1999, the State appealed that order. On April 27, 1999, the Appellate Division, First Department, held that the state's automatic stay of litigation pending the resolution of the appeal would-be vacated unless the State perfected its appeal for the Court's September 1999 appellate term. The State perfected its appeal on July 12, 1999.

Medicaid

      Several cases challenge provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology on and after April
1, 1995. Included are New York State Health Facilities Association, et al.
v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono et al. (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and federal law.

     In a consolidated action commenced in 1992, Medicaid recipients and home health care providers and organizations challenge promulgation by the State Department of Social Services (DSS) in June 1992 of a home assessment resource review instrument (HARRI), which is to be used by DSS to determine eligibility for and the nature of home care services for Medicaid recipients, and challenge the policy of DSS of limiting reimbursable hours of service until a patient is assessed using the HARRI (Dowd, et al. v. Bane, Supreme Court, New York
County). In a related case, Rodriguez v. DeBuono, on April 19, 1999, the United States district Court for the Southern District of New York enjoined the State's use oft ask based assessment, which is similar to the HARRI, unless the State assesses safety monitoring as a separate task based assessment, on the grounds that its use without such additional assessment violated federal Medicaid law and the Americans with Disabilities Act. The State appealed from the April 19, 1999 order and on July 12, 1999 argued the appeal before the Second Circuit.

     In several cases, plaintiffs seek retroactive claims for reimbursement for services provided to Medicaid recipients who were also eligible for Medicare during the period January 1, 1987 to June 2, 1992. Included are Matter of New York State Radiological Society v. Wing, Appel v. Wing, E.F.S. Medical Supplies
v. Dowling, Kellogg v. Wing, Lifshitz v. Wing, New York State Podiatric Medical Association v. Wing and New York State Psychiatric Association v. Wing. These cases were commenced after the State's reimbursement methodology was held invalid in New York City Health and Hospital Corp. v. Perales. The State contends that these claims are time-barred. In a judgment dated September
5, 1996, the Supreme Court, Albany County, dismissed Matter of New York State Radiological Society v. Wing as time-barred. By order dated November 26, 1997, the Appellate Division, Third Department, affirmed that judgment. By decision dated June 9, 1998, the Court of Appeals denied leave to appeal. In a decision entered December 15, 1998, the Appellate Division, First Department, dismissed the remaining cases in accordance with the result in Matter of New York State Radiological Society v. Wing. By decision dated July 8, 1999, the Court of Appeals denied leave to appeal.

     Several cases, including Port Jefferson Health Care Facility, et al. v. Wing (Supreme Court, Suffolk County), challenge the constitutionality of Public Health Law ss.2807-d, which imposes a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services. Plaintiffs allege that the tax assessments were not uniformly applied, in violation of federal regulations. In a decision dated June 30, 1997, the Court held that the 1.2% and 3.8% assessments on gross receipts imposed pursuant to Public Health Law ss.ss. 2807-d(2)(b)(ii) and 2807-d(2)(b)(iii), respectively, are unconstitutional. An order entered August 27, 1997 enforced the terms of the decision. The State appealed that order. By decision and order dated August
31, 1998, the Appellate Division, Second Department, affirmed that order. On September 30, 1998, the State moved for re-argument or, in the alternative, fora certified question for the Court of Appeals to review. By order dated January 7, 1999, the motion was denied. A final order was entered in Supreme Court on January 26, 1999. On February 23, 1999, the State appealed that order to the Court of Appeals. The case is scheduled to be argued on October 20, 1999. In Dental Society, et al. v. Pataki, et al. (United States District Court, Northern District of New York, commenced February 2, 1999), plaintiffs challenge the State's reimbursement rates for dental care provided under the State's dental Medicaid program. Plaintiffs claim that the State's Medicaid fee schedule violates Title XIX of the Social Security Act (42 U.S.C. ss. 1396a et seq.) and the federal and State Constitutions. On June 25, 1999, the State filed its answer.

Shelter Allowance

      In an action commenced in March 1987 against State and New York City officials (Jiggetts, et al. v. Bane, et al., Supreme Court, New York County),plaintiffs allege that the shelter allowance granted to recipients of public assistance is not adequate for proper housing. In a decision dated April 16, 1997, the Court held that the shelter allowance promulgated by the Legislature and enforced through the State Department of Social Services regulations is not reasonably related to the cost of rental housing in New York City and results in homelessness to families in New York City. A judgment was entered on July 25, 1997, directing, inter alia, that the State (i) submit a proposed schedule of shelter allowances (for the Aid to Dependent Children program and any successor program) that bears a reasonable relation to the cost of housing in New York City; and (ii) compel the New York City Department of Social Services to pay plaintiffs a monthly shelter allowance in the full amount of their contract rents, provided they continue to meet the eligibility requirements for public assistance, until such time as a lawful shelter allowance is implemented, and provide interim relief to other eligible recipients of Aid to Dependent Children under the interim relief system established in this case. The State appealed to the Appellate Division, First Department from each and every provision of this judgment except that portion directing the continued provision of interim relief. By decision and order dated May 6, 1999, the Appellate Division, First Department, affirmed the July 25, 1997 judgment. By order dated July 8, 1999, the Appellate Division denied the State's motion for leave to appeal to the Court of Appeals from the May 6, 1999 decision and order. The State's motion for leave to appeal to the Court of Appeals is pending in that court.

Real Property Claims

     On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida Counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

     In 1998, the United States filed a complaint in intervention in Oneida Indian Nation of New York. In December 1998, both the United States and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, to add the State as a defendant, and to certify a class made up of all individuals who currently purport to hold title within said 250,000 acre area. These motions were argued March 29, 1999 and are still awaiting determination. The District Court has not yet rendered a decision. By order dated February 24, 1999, the District Court appointed a federal settlement master. A conference scheduled by the District Court for May 26, 1999 to address the administration of this case has been adjourned indefinitely.

     Several other actions involving Indian claims to land in upstate New York are also pending. Included are Cayuga Indian Nation of New York v. Cuomo, et al., and Canadian St. Regis Band of Mohawk Indians, et al. v. State of New York, et al., both in the United States District Court for the Northern District of New York. The Supreme Court's holding in Oneida Indian Nation of New York may impair or eliminate certain of the State's defenses to these actions, but may enhance others. In the Cayuga Indian Nation of New York case, by order dated March 29, 1999, the United States District Court for the Northern District of New York appointed a federal settlement master. In June 1999, the federal government moved to have the State held jointly and severally liable for any damages owed to the plaintiffs. This motion was argued before the District Court on July 8, 1999. The damages phase of the trial of this case is scheduled to begin on December 1, 1999. In the Canadian St. Regis Band of Mohawk Indians case, the

United States District Court for the Northern District of New York has directed the parties to rebrief outstanding motions to dismiss brought by the defendants. The State filed its brief on July 1, 1999. The motions are scheduled for argument on September 21, 1999.

Civil Rights Claims

      In an action commenced in 1980 (United States, et al. v. Yonkers Board of Education, et al.), the United States District Court for the Southern District of New York found, in 1985, that Yonkers and its public schools were intentionally segregated. In 1986, the District Court ordered Yonkers to develop and comply with a remedial educational improvement plan (EIP I). On January
19, 1989, the District Court granted motions by Yonkers and the NAACP to add the State Education Department, the Yonkers Board of Education, and the State Urban Development Corporation as defendants, based on allegations that they had participated in the perpetuation of the segregated school system. On August 30, 1993, the District Court found that vestiges of a dual school system continued to exist in Yonkers. On March 27, 1995, the District Court made factual findings regarding the role of the State and the other State defendants (the State) in connection with the creation and maintenance of the dual school system, but found no legal basis for imposing liability. On September 3, 1996, the United States Court of Appeals for the Second Circuit, based on the District Court's factual findings, held the State defendants liable under 42 USC ss.1983 and the Equal Educational Opportunity Act, 20 U.S.C. ss.ss.1701, et seq., for the unlawful dual school system, because the State, inter alia, had taken no action to force the school district to desegregate despite its actual or constructive knowledge of de jure segregation. By order dated October 8, 1997, the District Court held that vestiges of the prior segregated school system continued to exist and that, based on the State's conduct in creating and maintaining that system, the State is liable for eliminating segregation and its vestiges in Yonkers and must fund a remedy to accomplish that goal. Yonkers presented a proposed educational improvement plan (EIP II) to eradicate these vestiges of segregation. The October 8, 1997 order of the District Court ordered that EIP II be implemented and directed that, within 10 days of the entry of the order, the State make available to Yonkers $450,000 to support planning activities to prepare the EIPII budget for 1998-99 and the accompanying capital facilities plan. A final judgment to implement EIP II was entered on October 14, 1997. On November 7, 1997, the State appealed that judgment to the Second Circuit. The appeal is pending. Additionally, the Court adopted a requirement that the State pay to Yonkers approximately $9.85 million as its pro rata share of the funding of EIPI for the 1996-97 school year. The requirement for State funding of EIP I was reduced to an order on December 2, 1997 and reduced to a judgment on February 10, 1998. The State appealed that order to the Second Circuit on December 31, 1997 and amended the notice of appeal after entry of the judgment. By decision dated June 22, 1999, as discussed below, the Second Circuit affirmed the District Court's order requiring the State to pay one-half of the cost of EIP I for the 1996-97 school year and remanded the case to the District Court for further proceedings consistent with its decision.

     On June 15, 1998, the District Court issued an opinion setting forth the formula for the allocation of the costs of EIP I and EIP II between the State and the City for the school years 1997-98 through 2005-06. That opinion was reduced to an order on July 27, 1998. The order directed the State to pay $37.5 million by August 1, 1998 for estimated EIP costs for the 1997-98 school year. The State made this payment, as directed. On August 24, 1998, the State appealed that order to the Second Circuit. The city of Yonkers and the Yonkers Board of Education cross appealed to the Second Circuit from that order. By stipulation of the parties approved by the Second Circuit on November 19, 1998, the appeals from the July 27, 1998 order were withdrawn without prejudice to reinstatement upon determination of the State's appeal of the October 14, 1997 judgment discussed above.

     On April 15, 1999, the District Court issued two additional orders. The first order directed the State to pay to Yonkers an additional $11.3 million by May 1, 1999, as the State's remaining share of EIP costs for the 1997-98 school year. The second order directed the State to pay to Yonkers $69.1 million as its share of the estimated EIP costs for the 1998-99 school year. The State made both payments on April 30, 1999.

     In a decision dated June 22, 1999, the Second Circuit found no basis for the District Court's findings that vestiges of a dual system continued to exist in Yonkers and reversed the order directing the implementation of EIP II. The Second Circuit also affirmed the District Court's order requiring the State to pay one-half of the cost of EIP I for the 1996-97 school year and remanded the case to the District Court for further proceedings consistent with its decision. On July 2, 1999 the NAACP filed a petition for rehearing of the June 22, 1999 decision before the Second Circuit, en banc. The State has joined in the City of Yonker's motion to stay further implementation of EIP II pending the decision on the petition for rehearing. By order dated August 5, 1999, the Second Circuit granted the motion staying further implementation of EIP II pending appeal.

     On July 27, 1999, the City of Yonkers moved in the District Court to modify the July 27, 1998 order to require the State to make payments for EIP expenses each month from July 1999 through April 2000 of $9.22 million per month instead of paying $92.2 million by May 1, 2000. By memorandum and order dated July 29, 1999, the District Court denied this motion.

     Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

                            INVESTMENT RESTRICTIONS

     The Funds observe the following fundamental investment restrictions which can be changed only when permitted by law and approved by a majority of a Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxies or (ii) more than 50% of the outstanding shares.

     Except as otherwise noted, each Fund may not:

     (1) purchase securities on margin or purchase real estate or interests therein, commodities or commodity contracts (except that the International Fund, Growth and Income and Fixed Income Funds may purchase and make margin payments in connection with financial futures contracts and related options);

     (2) with respect to 75% of its total assets (taken at market value), purchase a security if as a result (1) more than 5% of its total assets (taken at market value) would be invested in the securities (including securities subject to repurchase agreements), of any one issuer, other than obligations which are issued or guaranteed by the United States Government, its agencies or instrumentalities or (2) the Fund would own more than 10% of the outstanding voting securities of such issuer.

     (3) engage in the underwriting of securities of other issuers, except to the extent that each Fund may be deemed to be an underwriter in selling, as part of an offering registered under the Securities Act of 1933, as amended, securities which it has acquired;

     (4) effect a short sale of any security (other than index options or hedging strategies to the extent otherwise permitted), or issue senior securities except as permitted in paragraph (5). For purposes of this restriction, the purchase and sale of financial futures contracts and related options does not constitute the issuance of a senior security;

     (5) borrow money, except that each Fund may borrow from banks where such borrowings would not exceed 33-1/3% of its total assets (including the amount borrowed) taken at market value; or pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by this paragraph and then only if such pledging, mortgaging or hypothecating does not exceed 33-1/3% of each Fund's total assets taken at market value;

     (6) invest for the purpose of exercising control over management of any company;

     (7) invest more than 10% of its total assets in the securities of other investment companies;

     (8) invest in any security, including repurchase agreements maturing in over seven days or other illiquid investments which are subject to legal or contractual delays on resale or which are not readily marketable, if as a result more than 15% of the market value of the respective Fund's total assets would be so invested;

     (9) purchase interests in oil, gas, or other mineral exploration programs of real estate and real estate mortgage loans except as provided in the Prospectus of the Funds; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, other minerals or companies which purchase or sell real estate or real estate mortgage loans;

     (10) have dealings on behalf of the Funds with Officers and Trustees of the Funds, except for the purchase or sale of securities on an agency or commission basis, or make loans to any officers, directors or employees of the Funds;

     (11) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of each Fund's investments in that industry would exceed 25% of the current value of a Fund's total assets, provided that (a) there is no limitation with respect to investments in obligations of the United States Government, its agencies or instrumentalities and in the case of the New York Fund, investments in Municipal Obligations (for the purpose of this restriction, industrial development and pollution control bonds shall not be deemed Municipal Obligations if the payment of principal and interest on such bonds is the ultimate responsibility of nongovernmental users); (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

     (12) make loans, except that each Fund may make loans or lend its portfolio securities if, as a result, the aggregate of such loans does not exceed 33-1/3% of the value of a Fund's total assets.

     In addition, the Fixed Income Fund and New York Fund may not:

     (13) purchase equity securities or other securities convertible into equity securities.

     In addition, the New York Fund may not

     (14) invest less than 80% of its net assets in New York Obligations except when, in the opinion of the Fund's investment adviser, it is advisable for the Fund to invest temporarily up to 100% of its total assets in taxable securities to maintain a "defensive" posture because of unusual market conditions. For instance, a "defensive" posture is warranted when the Fund's assets exceed the available amount of municipal obligations that meet the Fund's investment objective and policies.

     It is the intention of the Funds, unless otherwise indicated, that with respect to the Fund's policies that are the result of the application of law, the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

     There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in the market value of an investment, in the net or total assets of the Funds, in the securities rating of the investment, or any other later change.


                                   MANAGEMENT

TRUSTEES AND OFFICERS
---------------------

     The property affairs and business of the Fund are managed by the Board of Trustees. The Trustees elect officers who are charged with the responsibility for the day-to-day operations of the Funds and the execution of policies formulated by the Trustees.

     The principal occupations of the Trustees and executive officers of the Funds for the past five years are listed below. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219. Trustees deemed to be "interested persons" of the Funds for purposes of the Investment Company Act of 1940, as amended, are indicated by an asterisk.

     HARALD PAUMGARTEN, Chairman of the Board of Trustees - age 61, 405
                        ---------------------------------
     Lexington Avenue, New York, NY 10017; Managing Director, Adirondack Capital Group since 1997; President, Paumgarten and Company 1991 to 1997; Advisory Managing Director, Lepercq de Neuflize & Co. Incorporated 1993 to 1995; Director, Price Waterhouse AG 1992 to 1993; Chairman of the Board of Trustees, HSBC Funds Trust.

     ROBERT A. ROBINSON, Trustee - age 74, 251 Laurel Road, New Canaan,
                         -------
     Connecticut 06840. Trustee, Henrietta and E. Frederick H. Bugher Foundation; Trustee, U.S.T. Master Funds, Inc. and U.S.T. Master Tax-Exempt Funds, Inc. (mutual funds); Trustee, HSBC Funds Trust.

     JOHN P. PFANN, Trustee - age 69, 43 Captains Walk, Marina Cove, Palm
                    -------
     Coast, Florida 32137. Chairman and President, JPP Equities, Inc. 1982 to 1995; Trustee, HSBC Funds Trust.

     JEFFREY HASS, Trustee - age 37, 155 East 38th Street, New York, NY 10016;
                   -------
     Associate Professor of Law, New York Law School, 1996-Present; Partner, Hass & Hass 1993-1996.

     RICHARD J. LOOS, Trustee,- age 65, 97 Southport Wood Drive, Southport,
                      -------
     CT 06490. Retired; President, Aspen Capital Management 1995-1996; Managing Director, HSBC Asset Management Americas Inc. 1972-1994.

     CLIFTON MALONEY, Trustee, - age 62, 49 East 92nd Street, New York, NY
                      --------
     10028; President, C.H.W. Maloney & Co. Inc., 1981-Present.

     JOHN MEDITZ, Trustee, - age 51, 21 Hamilton Avenue, Weehawken, N.J. 07087;
                  --------
     Portfolio Manager/Vice Chairman, Horizon Asset Management 1994-Present.

     WALLY GRIMM, President - Executive Vice President, Fund Services Division
                  ------------------------------------
     of BISYS Fund Services, Inc., June 1992 to present.

     ERIC F. ALMQUIST, Senior Vice President - Senior Marketing Strategist, Fund
                       ---------------------
     Services Division, BISYS Fund Services, Inc., August, 1996 to present; Director of Process Management, Coopers & Lybrand L.L.P. from 1994 to 1996; Vice President, The Dreyfus Service Corporation from 1988 to 1994.

     CHARLES BOOTH, Vice President - Chief Compliance Officer and Vice
                    --------------
     President of Fund Administration, Fund Services Division of BISYS Fund Services, Inc., 1988 to present.

     ANTHONY J. FISCHER, Vice President, - Client Services, Fund Services
                         ---------------
     Division of BISYS Fund Services Inc. 1998 - Present; SEI 1997-1998.

     NADEEM YOUSAF, Treasurer - Director, Fund Services Division of BISYS Fund
                    ---------
     Services, Inc. August 1999 - Present. Director of Canadian Operations with Investors Bank and Trust 1997 - 1999.

     STEVEN R. HOWARD, Secretary - 1285 Avenue of the Americas, New York, New
                       ---------
     York 10019. Partner, Paul, Weiss, Rifkind, Wharton & Garrison since April, 1998; Partner, Baker & McKenzie 1991 to 1996; Partner, Gaston & Snow from 1988 to 1991; Secretary, HSBC Funds Trust since 1987.

     ALAINA V. METZ, Assistant Secretary - Chief Administrator, Administration
                     -------------------
     and Regulatory Services of BISYS Fund Services, Inc., June 1995 to Present; Supervisor of Mutual Fund Legal Department, Alliance Capital Management, May 1989 to June 1995.


                               COMPENSATION TABLE


                                    Total
                                    Aggregate           Pension or Retirement      Estimated Annual        Compensation
                                    Compensation from   Benefits Accrued as Part   Benefits Upon           from the Fund
                                    the Funds           of Fund Expenses           Retirement              Complex*
Wolfe J. Frankl, Trustee**                   $8,300             0                     N/A                    $26,500

Richard J. Loos,Trustee                      $7,700             0                     N/A                    $24,500

Harald Paumgarten, Chairman                  $9,700             0                     N/A                    $31,000

John Meditz, Trustee                         $5,700             0                     N/A                    $18,000

Clifton H.W. Maloney, Trustee                $5,700             0                     N/A                    $18,000

Jeffrey Hass, Trustee                        $4,400             0                     N/A                    $14,000

John P. Pfann, Trustee                       $8,300             0                     N/A                    $26,500

Robert A. Robinson, Trustee                  $8,300             0                     N/A                    $26,500


     * Represents the total compensation paid to such persons during the calendar year ended December 31, 1999.

     ** Wolfe Frankl resigned as a Trustee effective December 31, 1999.

          Trustees of the Funds receive from the Funds an annual fee and a fee for attending each meeting of the Trustees and each committee meeting and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

          As of the date of this Statement of Additional Information the Trustees and officers of the Funds as a group owned less than 1% of the outstanding shares of the Trust.

          Investment Adviser. The Funds retain HSBC Asset Management (Americas) Inc. ("Adviser") to act as the adviser for each Fund. The Adviser is the North American investment affiliate of HSBC Holdings plc

(Hong Kong and Shanghai Banking Corporation) and HSBC Bank USA and is located at 140 Broadway, New York, New York 10005.

     The Advisory Contracts for the Funds provide that the Adviser will manage the portfolio of each Fund and will furnish to each Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of each Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of each Fund. The Adviser has also agreed in the Advisory Contract to provide administrative assistance in connection with the operation of each Fund. Administrative services provided by the Adviser include, among other things, (i) data processing, clerical and bookkeeping services required in connection with maintaining the financial accounts and records for the Funds, (ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Funds' officers and Trustees, (iii) handling general shareholder relations with Fund investors, such as advice as to the status of their accounts, the current yield and dividends declared to date and assistance with other questions related to their accounts, and (iv) compiling information required in connection with the Funds' filings with the Securities and Exchange Commission.

Sub-Adviser

     The Advisor retains Delaware International Advisers LTD. to act as sub-adviser ("the Sub-Adviser") to the International Fund. The Sub-Adviser's principal offices are located at Third Floor, 80 Cheapside, London, England EC2V 6EE.

     Delaware International is an indirect wholly-owned subsidiary of Delaware Management Holdings, Inc., a Delaware corporation ("DMH"), with principal offices at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103. DMH and its subsidiaries (collectively, "Delaware Investments") trace their origins to an investment counseling firm founded in 1929. The Sub-Adviser was formed in 1990 and provides investment advisory services primarily to institutional accounts and mutual funds in the global and international equity and fixed income markets. As of December 31, 1999, Delaware International managed approximately $12.1 billion in global and foreign stock and bond portfolios for separate account and investment company clients. As of that date, advisory affiliated within Delaware Investments had total assets under management of approximately $15.9 billion, including assets managed by Delaware International.

     DMH is an indirect, wholly-owned subsidiary of Lincoln National Corporation ("Lincoln National"). Lincoln National, a publicly held company with headquarters in Fort Wayne, Indiana is a financial services holding company. Its wealth accumulation and protection businesses provide annuities, life insurance, 401(k) plans, life-health reinsurance, institutional investment management and mutual funds.

     Under its Sub-Advisory contract with the Adviser, Delaware International provides at its own expense the personnel and equipment necessary to carry out its duties. Delaware International will provide the Fund with quarterly reports with respect to securities the Fund holds or markets in which the Fund has invested.

     Administrator. BISYS Fund Services, Limited Partnership d/b/a BISYS Fund Services serves as Administrator of the Funds pursuant to the terms of a Management and Administration Agreement (the "Administrative Services Agreement"). Pursuant to the Administrative Services Agreement, BISYS Fund
Services: (i) provides administrative services reasonably necessary for the operation of the Funds, (other than those services which are provided by the Adviser pursuant to the Advisory Contract); (ii) provides the Funds with office space and office facilities reasonably necessary for the operation of the Funds; and (iii) employs or associates with itself such persons as it believes appropriate to assist it in performing its obligations under the Administrative Services Agreement.

     As compensation for its administrative services under the Administrative Services Agreement, BISYS Fund Services is paid a monthly fee at the following annual rates: 0.15% of a Fund's first $200 million of average daily net assets; 0.125% of a Fund's second $200 million of average daily net assets; 0.10% of a Fund's third $200 million of average daily net assets; and 0.08% of a Fund's average daily net assets in excess of $600 million.

     For the year ended December 31, 1999, BISYS Fund Services earned administration service fees totaling $97,671, $169,989, $69,546, and $47,907 and these were fee waivers of $32,558 $56,664, $23,182 and $15,969 for the International Equity Fund, Growth and Income Fund, Fixed Income Fund and the New York Fund, respectively.

     For the year ended December 31, 1998, BISYS Fund Services earned administration service fees totaling $98,265, $141,409, $84,516, and $52,902 and these were fee waivers of $32,756, $47,163, $28,190 and $17,645 for the International Equity Fund, Growth and Income Fund, Fixed Income Fund and the New York Fund, respectively.

     For the year ended December 31, 1997, BISYS Fund Services earned administration service fees totaling $68,904, $206,072, $96,213 and $59,039 fee waivers of $22,123, $68,828, $32,336 and $19,719, for the International Equity Fund, Growth and Income Fund, Fixed Income Fund and the New York Fund, respectively.

     Distributor. Shares of the Funds are offered on a continuous basis through BISYS Fund Services, the Distributor, pursuant to the Distribution Contract. The Distributor is not obligated to sell any specific amount of shares.

     Fees and Expenses

     As compensation for its advisory and management services, the Adviser is paid a monthly fee by each Fund at the following annual rates: For the International Equity Fund, the Adviser is paid a monthly advisory fee at an annual rate of 0.90% of the Fund's average daily net assets.

Portion of Average Daily Value of Net Assets of
the Growth and Income Fund and Fixed Income Fund                      Advisory
------------------------------------------------                      --------

Not exceeding $400 million.................................             0.550%

In excess of $400 million but
 not exceeding $800 million................................             0.505%

In excess of $800 million but
 not exceeding $1.2 billion................................             0.460%

In excess of $1.2 billion but
 not exceeding $1.6 billion................................             0.415%

In excess of $1.6 billion but
 not exceeding $2 billion..................................             0.370%

In excess of $2 billion....................................             0.315%


Portion of Average Daily Value of Net Assets of
the New York Tax-Free Fund                                            Advisory
-------------------------------------------------------               --------

Not exceeding $300 million................................              0.450%

In excess of $300 million but
 not exceeding $600 million...............................              0.420%

In excess of $600 million but
 not exceeding $1 billion.................................              0.385%

In excess of $1 billion but
 not exceeding $1.5 billion...............................              0.350%

In excess of $1.5 billion but
 not exceeding $2 billion.................................              0.315%

In excess of $2 billion...................................              0.280%

     With respect to the International Fund for the years ended December 31, 1999, 1998 and 1997, the Adviser earned $586,022, 589,589 and $89,584 net of fee waivers of $225,569, $336,751 and $307,447, respectively.

     With respect to the Growth and Income Fund for the years ended December 31, 1999, 1998 and 1997, the Adviser earned $623,293, $518,499 and $755,596, respectively, in advisory fees.

     With respect to the Fixed Income Fund, for the years ended December 31, 1999, 1998 and 1997, the Adviser was paid $254,999, $309,890 and $354,982.

     With respect to the New York Fund, for the years ended December 31, 1999, 1998 and 1997, the Adviser was paid $108,836, $88,170 and $70,537, net of fee waivers of $34,885, $0 and $78,720 respectively.

     Except for the expenses paid by the Adviser under the Advisory Contract and by BISYS Fund Services, Inc. under the Management and Administration Agreement, the Funds bear all costs of their operations. Expenses attributable to a Fund are charged against the assets of the Fund.

     The Advisory Contract, Distribution Contract and Management and Administration Agreement (upon expiration of its initial term on September 1, 1999) will continue in effect with respect to a Fund from year to year provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of such Fund or by the Trust's Trustees and (ii) by a majority of the Trustees who are not parties to such contracts or "interested persons" (as defined in the Investment Company Act of 1940) of any such party ("non-interested Trustees"). Each contract may be terminated with respect to a Fund at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) or by a vote of a majority of the Trustees on 60 days' written notice, except in the case of the Management and Administration Agreement which requires written notice of non-renewal given at least 90 days prior to expiration of the then current term. The Advisory Contract, Administrative Services Contract and the Distribution Contract shall terminate automatically in the event of their assignment (as defined in the Investment Company Act of 1940). The Board of Trustees of the Trust, including the non-interested Trustees, approved the continuance of each Fund's Advisory Contract, the Distribution Contract and the Co-Administration Agreement at a meeting of the Board of Trustees on January 25, 2000.

Distribution Plans and Expenses

     The Board of Trustees of the Trust has adopted Distribution Plans (the "Plan") on behalf of each class of shares of each Fund, except the Institutional class of shares of the International Equity Fund, pursuant to Rule 12b-1 of the Investment Company Act of 1940, after having concluded that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Plan provides for a monthly payment not to exceed an annual rate of 0.35% (0.50% in the case of the Growth and Income Fund) of the average daily net assets of the Class A shares of all the Funds. Class B and Class C shares pay a fee not to exceed an annual rate of 0.75% of the average daily net assets of each share class of each Fund.

     BISYS Fund Services will use all amounts received under the Plan for payments to broker-dealers or financial institutions for their assistance in distributing shares of each Fund including rendering distribution-related asset introduction and asset retention services and otherwise promoting the sale of the Funds' shares. BISYS Fund Services may also use all or any portions of such fee to pay expenses such as the printing and distribution of prospectuses sent to prospective investors, the preparation, printing and distribution of sales literature and expenses associated with media advertisements and telephone services.

     The Plan provides for BISYS Fund Services to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plans may not be amended to increase materially the amount spent for distribution expenses without approval by a majority of the outstanding shares of each class and approval of a majority of the non-interested Trustees. Distribution expenses incurred in one year will not be carried forward into and reimbursed in the next year for actual expenses incurred in the previous year.

     The Plan will continue in effect with respect to each Fund from year to year provided such continuance is approved annually by a vote of the Board of Trustees of the Trust and of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on such Plan ("12b-1 non-interested Trustees"). The Board of Trustees of the Trust, including the 12b-1 non-interested Trustees, approved the continuance of the Plan at a meeting of the Board of Trustees on January 25, 2000.

     For the fiscal year ended December 31, 1999, the Funds incurred the following amounts in distribution-related fees under the Rule 12b-1 Distribution
Plan:

                                     Printing of
                                    Prospectuses
                      Compensation      and         Retail     Postage and
                      to Broker-    Shareholder    Marketing  Miscellaneous
      Fund              Dealers        Reports      Program     Expenses     Expenses   Total
      -----           ------------  -------------  ---------  -------------  --------  --------
Growth and Income
 Fund                      $   635             $0         $0             $0        $0   $   635
International Fund
(Service Class)                  0              0          0              0         0         0
Fixed Income Fund               28              0          0              0         0        28
New York Fund              $51,862             $0         $0             $0        $0   $51,862

                             SERVICE ORGANIZATIONS

   The Trust also contracts with banks (including HSBC Bank USA), trust companies, broker-dealers or other financial organizations ("Service Organizations") on behalf of the Funds to provide certain administrative services for the Fund at a fee of up to an annual rate of 0.35% for Class A shares and 0.50% for Class B and Class C shares. Services provided by Service Organizations may include among other things; providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving of funds in connection with shareholder orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in shareholders designating accounts; providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a shareholder's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from a Fund to its shareholders; and providing such other services as each Fund or shareholder reasonably may request, to the extent permitted by applicable statute, rule or regulation.

   Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by each Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by a Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

   Any customer of a Participating Organization may become the shareholder of record upon written request to its Participating Organization or the Fund's Transfer Agent. Each Participating Organization will receive monthly payments which in some cases may be based upon expenses that the Participating Organization has incurred in the performance of its services under the Servicing Agreement. The payments will not exceed, on an annualized basis, an amount equal to 0.35% (0.50% for Class B and Class C) of the average daily value during the month of Fund shares in the subaccount of which the Participating Organization is record owner as nominee for its customers. Such payments will be separately negotiated with each Participating Organization and will vary depending upon such factors as the services provided and the costs incurred by each Participating Organization. The payment may be more or less than the fees payable to BISYS Fund Services, Inc. for the services it provides pursuant to the Transfer Agency Agreement for similar services.

   The payments will be made by the Funds to the Participating Organizations pursuant to the Servicing Agreements. BISYS Fund Services, Inc. will not receive any compensation as transfer or dividend disbursing agent with respect to the subaccounts maintained by Participating Organizations. The Board of Trustees will review, at least quarterly, the amounts paid and the purposes for which such expenditures were made pursuant to the Servicing Agreements.

   Under separate agreements, the Adviser (not the funds) may make supplementary payments from its own revenues to a Participating Organization that agrees to perform services such as advising customers about the status of their subaccounts, the current yield and dividends declared to date and providing related services a shareholder may request. Such payments will vary depending upon such factors as the services provided and the cost incurred by each Participating Organization.


                           CALCULATION OF YIELDS AND
                            PERFORMANCE INFORMATION

   From time to time, the Funds quote current yield based on a specific thirty day period. Such thirty day yield, which may be used in advertisements and marketing material, is calculated by using a method known as "semi-annual compounding." Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

     Where: yield = 2[(a-b + 1)/6/ -1]


     a = dividends and interest earned during the period, including the amortization of market premium or accretion of market discount.

     b = expenses accrued for the period (net of reimbursements).

     c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

     d = the maximum offering price per share on the last day of the period.

   The current yields for the Fixed Income and New York Fund as of December 31, 1999, were 7.73% and 4.84%, respectively (excluding the maximum sales of 4.75% for each Fund). The current yields as of the same date including the maximum sales charge were 7.27% and 4.73%, respectively, for the Fixed Income and New York Funds.

  The Funds from time to time may advertise total return and cumulative total return figures. Total return is the average annual compound rate of return for the periods of one year and the life of each Fund, where applicable, each ended on the last day of a recent calendar quarter. Total return quotations reflect the change in the price of each Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in shares of each Fund. Total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, that would compare the initial amount to the ending redeemable value of such investment according to the following formula (total return is then expressed as a percentage):

          Where: P(1+T)/n/ = ERV

          P = a hypothetical initial investment of $1,000

          T = average annual total return
          n = number of years

          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

     Cumulative total return is the rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Cumulative total return is calculated by finding the rate of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):



          C = (ERV/P) - 1

          C = Cumulative Total Return

          P = a hypothetical initial investment of $1,000

          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

     All Funds

     From time to time, in marketing pieces and other Fund literature, each Fund's or the Funds' total performance may be compared to the performance of broad groups of comparable funds or unmanaged indices of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds. Sources for Fund performance information may include, but are not limited to, the following:

*    Barron's, a Dow Jones and Company, Inc. business and financial weekly that
     --------
     periodically reviews mutual fund performance data.

*    Business Week, a national business weekly that periodically reports the
     -------------
     performance rankings and ratings of a variety of mutual funds investing abroad.

     Changing Times, The Kiplinger Magazine, a monthly investment advisory
     --------------
     publication that periodically features the performance of a variety of securities.

     Financial Times, Europe's business newspaper, which features from time to
     ---------------
     time articles on international or country-specific funds.

*    Forbes, a national business publication that from time to time reports the
     ------
     performance of specific investment companies in the mutual fund industry.

     Fortune, a national business publication that periodically rates the
     -------
     performance of a variety of mutual funds.

     Global Investor, a European publication that periodically reviews the
     ---------------
     performance of U.S. mutual funds investing internationally.

*    Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a
     -------------------------------------------------------------------
     weekly publication of industry-wide mutual fund averages by type of fund.

     Money, a monthly magazine that from time to time features both specific
     -----
     funds and the mutual fund industry as a whole.

     New York Times, a nationally distributed newspaper which regularly covers
     --------------
     financial news.

     Personal Investor, a monthly investment advisory publication that includes
     -----------------
     a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

     Sylvia Porter's Personal Finance, a monthly magazine focusing on personal
     --------------------------------
     money management that periodically rates and ranks mutual funds by performance.

*    Wall Street Journal, a Dow Jones and Company, Inc. newspaper which
     -------------------
     regularly covers financial news.

*    Wiesenberger Investment Companies Services, an annual compendium of
     ------------------------------------------
     information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

_________________________
* Sources of Fund performance information actually used by the Funds in the past.


                        DETERMINATION OF NET ASSET VALUE

     Each Fund's net asset value per share for the purpose of pricing and redemption orders is determined at 4:15 p.m. (Eastern time) on each day the Funds' transfer agent is open for business. The net asset value will not be computed on the following holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas. The net asset value per share of each Fund is computed by dividing the total current market value of the net assets of a Fund, (i.e., the value of the assets less the liabilities), by the total number of shares outstanding at the time of determination. All expenses, including the advisory and administrative fees, are accrued daily and taken into account for the purpose of determining the net asset value.

     Portfolio securities are valued at the last quoted sales price as of the close of business on the day the valuation is made, or lacking any sales, at the mean between closing bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. The value for each unlisted security is on a day such security is not traded shall be based on the mean of the bid and ask quotations for that day. The value for each unlisted security is based on the last trade price for that security on a day in which the security is traded. The value of each security for which readily available market quotations exist will be based on a decision as to the broadest and most representative market for such security. Options on stock indices traded on national securities exchanges are valued at the close of options trading on such exchanges (which is currently 4:10 p.m., Eastern time). Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sale price as of the close of such exchanges (which is currently 4:15 p.m., Eastern time). Other assets and securities for which no quotations are readily available (and in the case of the International Fund, securities for which market quotations are available but the Adviser determines that a given quotation is not representative of a security's current market value) are valued at fair value as determined in good faith by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Short-term investments are valued at amortized cost, which approximates market value. The Board of Trustees has determined in good faith that amortized cost approximates fair market value. All assets and liabilities initially expressed in foreign currencies will be translated into U.S. Dollars at the bid price of such currencies against U.S. Dollars last quoted by a major bank or broker. If such quotations are not available as of the close of the New York Stock Exchange, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.


                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees, the Adviser (or Sub-Adviser, as appropriate) is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. Brokerage may be allocated to the Distributor to the extent and in the manner permitted by applicable law, provided that in the judgment of the investment adviser the use of the Distributor is likely to result in an execution at least as favorable as that of other qualified brokers. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by its Adviser. Such other investment clients may invest in the same securities as a Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold for a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

     Purchases and sales of securities will often be principal transactions in the case of debt securities and, for the Fixed Income Fund, equity securities traded other than on an exchange will often be principal transactions. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of the Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank, the Adviser, the Funds or BISYS Fund Services are prohibited from dealing with the Funds as a principal in the purchase and sale of securities except in accordance with regulations adopted by the Securities and Exchange Commission. The Funds may purchase Municipal Obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, the Funds or BISYS Fund Services may act as a broker for the Funds. In order for such persons to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review the commissions paid by the Funds to affiliated brokers. The Funds will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

     As permitted by Section 28(e) of the "Securities Exchange Act of 1934 (the "1934 Act") the Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the view and information of securities firms.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. The Adviser may cause a Fund to pay commissions higher than another broker-dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the research services incurred by the Adviser.

     The aggregate brokerage commissions paid by the International Fund for the years ended December 31, 1999, 1998 and 1997 were $70,576, $302,412 and
$330,959, respectively. No brokerage commissions were paid to affiliated brokers during these periods.

     For the years ended December 31, 1999, 1998 and 1997 the Growth and Income Fund paid an aggregate of $225,979, $167,379 and $288,300 respectively, in brokerage commissions.


                               PORTFOLIO TURNOVER

     A Fund's portfolio turnover rate measures the frequency with which a Fund's portfolio of securities is traded. The Funds will attempt to purchase securities with intent of holding them for investment but may purchase and sell portfolio securities whenever the Adviser believes it to be warranted (e.g., the Fund may sell portfolio securities in anticipation of an adverse market movement). The purchase and sale of portfolio securities may involve dealer mark-ups, underwriting commissions or other transaction costs. Generally, the higher the portfolio turnover rate, the higher the transaction costs to the Fund, which will generally increase the Fund's total operating expenses. In addition, increased portfolio turnover may increase the likelihood of additional capital gains for each Fund. The International Fund's portfolio turnover rate for the years ended December 31, 1999, December 31, 1998 and December 31, 1997 was 22.60%, 163.90% and 112.54% respectively. The Growth and Income Fund's portfolio turnover rate for the years ended December 31, 1999, December 31, 1998 and December 31, 1997 was 94.36%, 82.19% and 69.07% respectively. The Fixed Income Fund's portfolio turnover rate for the years ended December 31, 1999, December 31, 1998 and 1997 was 75.75%, 71.05% and 60.98% respectively. The New York Fund's portfolio turnover rate for the years ended December 31, 1999, December 31, 1998 and 1997 was 11.85%, 56.81% and 35.64% respectively.

                               EXCHANGE PRIVILEGE

     Shareholders who have held all or part of their shares in a Fund for at least seven days may exchange those shares for shares of the other portfolios of the Trust and the HSBC Funds Trust which are available for sale in their state. A shareholder who has paid a sales load in connection with the purchase of shares of any of the Funds will not be subject to any additional sales loads in the event such shareholder exchanges shares of one Fund for shares of another Fund. Shareholders of any of the HSBC Money Market Funds who exchange shares of any of such Money Market Funds for shares of any of the Funds are charged the sales loads applicable to the Funds as stated in the Prospectus.

     Before effecting an exchange, shareholders should review the prospectuses. Exercise of the exchange privilege is treated as a redemption for Federal and New York State and City income tax purposes and, depending on the circumstances, a gain or loss may be recognized. See the Prospectus discussion of the Federal tax treatment of load reductions or eliminations in an exchange.

     The exchange privilege may be modified or terminated upon sixty (60) days' notice to shareholders. Although initially there will be no limit on the number of times a shareholder may exercise the exchange privilege, the Funds reserve the right to impose such a limitation. Call or write the Funds for further details.

                               PURCHASE OF SHARES

     The following information supplements and should be read in conjunction with the sections in the Funds' Prospectus entitled "Purchasing and Adding to Your Shares." The Prospectus contains a general description of how investors may buy shares of the Funds and states whether the Funds offer more than one class of shares. Class A shares are generally sold with a sales charge payable at the time of purchase. The prospectus contains a table of applicable sales charges. Certain purchases of Class A shares may be exempt from a sales charge. Class B and C shares may be subject to a contingent deferred sales charge ("CDSC") payable upon redemption within a specified period after purchase. The prospectus contains a table of applicable CDSCs. After being held for six years, Class B shares will automatically convert into Class A shares which are not subject to sales charges or a CDSC. Class B and C shares are offered without an initial sales charge. The Funds may sell shares without a sales charge or CDSC pursuant to special purchase plans the Trust signs.

     When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B shares or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares respectively. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares will be most appropriate for investors who invest $1,000,000 or more in Fund shares, and Class A shares will not be appropriate for investors who invest less than $50,000 in Fund shares.

     A broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide different additional compensation to dealers in connection with selling shares of the Funds or for their own company-sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes, but is not limited to, payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. The Distributor will make these payments from its own resources and none of the aforementioned additional compensation is paid for by the applicable Fund or its shareholders.

     Shares of the Funds are offered on a continuous basis at net asset value, plus any applicable sales charge, by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

     The sales charge applicable to the purchase of Fund shares will be waived on the following purchases: (1) by Trustees and officers of the Trust and of HSBC Funds Trust, and members of their immediate families (parents, spouses, children, brothers and sisters), (2) by directors, employees and retirees of HSBC Bank and its affiliates, and members of their immediate families, (3) by financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit-sharing or other benefit plan for such customers or employees, (4) by directors and employees of the Distributor, selected broker-dealers and affiliates and members of their immediate families, (5) by charitable organizations as defined in Section 501(c)(3) of the Internal Revenue Code ("Charitable Organizations") or for charitable remainder trusts or life income pools established for the benefit of Charitable Organizations, (6) by registered representatives of selling brokers and members of their immediate families, (7) by individuals who have terminated their Employee Benefit Trust ("EBT") Plan or have retired and are purchasing shares in the Fund with the proceeds of their benefits checks (the EBT Plan must currently own shares of a Fund at the time of the individual's purchase), (8) by corporations, their officers or directors, partnerships, and their partners which are customers or prospective customers of HSBC Bank when authorized by an officer of HSBC Bank, and (9) by individuals who, as determined by an officer of the Fund in accordance with guidelines established by the Fund's Trustees, have purchased shares under special circumstances not involving sales expenses to dealers or the Distributor. Eligible investors should contact the Adviser for details.

     The sales load does not apply in any instance to reinvested dividends.

     From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Funds. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold a significant number of such shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation may also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self- regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its shareholders.

     Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of the Trust for recordholders of such shares.

                             RIGHT OF ACCUMULATION

     The Funds offer to all shareholders a right of accumulation under which any shareholder may purchase shares of a Fund at the offering price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the offering price of the shareholder's combined holdings of the shares of the Fund. For the right of accumulation to be exercised, a shareholder must provide at the time of purchase confirmation of the total number of shares of the Fund owned by such shareholder. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time on sixty days notice to shareholders. Shares held in the name of a nominee or custodian under pension, profit- sharing, or other employee benefit plans may not be combined with other shares held in the name of such nominee or custodian for other plans to qualify for the right of accumulation.

                                LETTER OF INTENT

     By initially investing at least $1,000 and submitting a Letter of Intent to the transfer agent, a "single purchaser" may purchase shares of a Fund and other eligible HSBC Funds (other than Money Market Funds) during a 13-month period at the reduced sales charge rates applying to the aggregate amount of the intended purchases stated in the Letter of Intent. The Letter of Intent may apply to purchases made up to 90 days before the date of submission of the Letter. Dividends and distributions of capital gains paid in shares of a Fund at net asset value will not apply towards the completion of the Letter of Intent. The Letter of Intent does not obligate a shareholder to buy the amount indicated in the Letter of Intent; however, if the intended purchases are not completed during the Letter of Intent period, the shareholder will be obligated to pay the Distributor an amount equal to the difference between the regular sales charge applicable to a single purchase of the number of shares purchased and the sales charge actually paid. For further details, including escrow provisions, see the Letter of Intent. Each Fund reserves the right to amend, suspend or cease offering this program at any time.


                                  REDEMPTIONS

     The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal and New York State and City income tax purposes. Any loss realized on the redemption of Fund shares held, or treated as held, for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends received on the redeemed shares.

     A shareholder's account with a Fund remains open for at least one year following complete redemption and all costs during the period will be borne by the Fund. This permits an investor to resume investments in such Fund during the period in an amount of $50 or more.

     To be in a position to eliminate excessive shareholder expense burdens, each Fund reserves the right to adopt a policy pursuant to which it may redeem, upon not less than 30 days' notice, shares of the Fund in an account which has a value below a designated amount. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

     The Funds may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, (ii) the Securities and Exchange Commission has by order permitted such suspension or (iii) an emergency exists making disposal of portfolio securities or determination of the value of the net assets of the Funds not reasonably practicable.

     Although it would not normally do so, the Trust has the right to pay the redemption price in whole or in part in securities of a Fund's portfolio as prescribed by the Trustees. When a shareholder sells portfolio securities received in this fashion he would incur a brokerage charge. The Trust has, however, elected to be governed by Rule 18f-1 under the 1940 Act, as amended. Under that rule, the Trust must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of a Fund's net asset value at the beginning of such period.

                           SYSTEMATIC WITHDRAWAL PLAN

     An owner of $10,000 or more worth of shares of a Fund may elect to have periodic redemptions from his account to be paid on a monthly basis. The minimum periodic payment is $50. A sufficient number of shares to make the scheduled redemption will be redeemed on the first or the fifteenth day of the month. Redemptions for the purpose of making such payments may reduce or even exhaust the account if your monthly checks exceed the dividend, interest and capital appreciation, if any, on your shares. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Shareholders holding share certificates are not eligible to establish a Systematic Withdrawal Plan because share certificates must accompany all withdrawal requests.

     Amounts paid to you pursuant to the Systematic Withdrawal Plan are not a return on your investment. Payments to you pursuant to the Systematic Withdrawal Plan are derived from the redemption of shares in your account and is a taxable transaction on which gain or loss may be recognized for Federal, state and local income tax purposes.

Reinstatement Privilege

     A shareholder in a Fund who has redeemed shares may reinvest, without a sales charge, up to the full amount of such redemption at the net asset value determined at the time of the reinvestment within 60 days of the original redemption. This privilege must be effected within 60 days of the redemption and the investor at the time of purchase must provide the number of shares redeemed within the 60 day period. The shareholder must reinvest in the same Fund and account from which the shares were redeemed. A redemption is a taxable transaction and gain or loss may be recognized for Federal income tax purposes even if the reinstatement privilege is exercised. Any loss realized upon the redemption will not be recognized as to the number of shares acquired by reinstatement, except through an adjustment in the tax basis of the shares so acquired.

                                  INCOME TAXES

     The Funds intend to distribute annually substantially all of their net investment income in the form of dividends. Shares purchased will begin earning dividends on the day of settlement and shares redeemed will earn dividends through the date of redemption. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of such month.

     In order to satisfy certain annual distribution requirements of the Internal Revenue Code of 1986 (the "Code"), the Funds may declare special dividend and capital gains distributions during October, November or December as of a record date in such a month. Such distributions, if paid to shareholders in the following January, are deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of the prior year.

     Each Fund will be treated as a separate entity for Federal income tax purposes, notwithstanding that it is one of multiple series of the Trust. Each Fund has elected to be treated, and has qualified and intends to continue to qualify to be treated as a regulated investment company for each taxable year by complying with the provisions of the Code applicable to regulated investment companies so that it will not be liable for Federal income tax with respect to its net investment income and net realized capital gains distributed to shareholders in accordance with the timing requirements of the Code.

     In order to qualify as a regulated investment company for a taxable year, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock or securities and gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities or other income (including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency; (b) diversify its holdings so that, at the end of each quarter of its taxable year,
(i) at least 50% of the market value of a Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other stocks and securities limited, in the case of other stocks or securities for purposes of this calculation, in respect of any one issuer, to an amount not greater than 5% of its assets or 10% of the voting stocks or securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the stocks or securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, a Fund will not be subject to Federal income tax on taxable income (including realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

     The amount of capital gains, if any, realized in any given year will result from sales of securities made with a view to the maintenance of a portfolio believed by each Fund's management to be most likely to attain such Fund's investment objective. Such sales and any resulting gains or losses, may therefore vary considerably from year to year. Since at the time of an investor's purchase of shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in each Fund's portfolio or undistributed income of such Fund, subsequent distributions (or portions thereof) on such shares may be taxable to such investor even if the net asset value of his shares is, as a result of the distributions, reduced below his cost for such shares and the distributions (or portions thereof) represent a return of a portion of his investment.

     Each Fund is required to report to the Internal Revenue Service (the "IRS") all distributions of taxable dividends and of capital gains, as well as the gross proceeds of share redemptions. Each Fund may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from taxable dividends (including capital gain dividends) and the proceeds of redemptions of shares paid to non-corporate shareholders who have not furnished such Fund with a correct taxpayer identification number and made certain required certifications or who have been notified by the IRS that they are subject to backup withholding. In addition, a Fund may be required to withhold Federal income tax at a rate of 31% if it is notified by the IRS or a broker that the taxpayer identification number is incorrect or that backup withholding applies because of under reporting of interest or dividend income.

     Distributions of taxable net investment income and net realized capital gains will be taxable as described in the Prospectus whether made in shares or in cash. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

Fund distributions will also be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed. Any loss realized upon the redemption of shares held (or treated as held) for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend received on the redeemed shares. Any loss realized upon the redemption of shares within six months after receipt of an exempt-interest dividend will be disallowed. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. Exchanges are treated as redemptions for Federal tax purposes.

     Different tax treatment is accorded to accounts maintained as IRAs, including a penalty on early distributions. Shareholders should consult their tax advisers for more information.

     Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.

     The "straddle" rules of Section 1092 of the Code may require the Funds which are permitted to engage in such transactions to defer the recognition of certain losses incurred on its transactions involving certain stock or securities, futures contracts or options. Section 1092 defines a "straddle" to include "offsetting positions" with respect to publicly traded stock or securities. A "position" is defined to include a futures contract and an option. In general, the Funds will be considered to hold offsetting positions if there is a substantial diminution of its risk of loss from holding one position by reason of its holding one or more other positions. Section 1092 generally provides that in the case of a straddle, any loss from the disposition of a position (the "loss position") in the straddle shall be recognized for any taxable year only to the extent that the amount of such loss exceeds the unrealized gains on any offsetting straddle position (the "gain position") and the unrealized gain on any successor position (which is a position that is itself offsetting to the gain position and is acquired during a period commencing 30 days prior to, and ending 30 days after, the disposition of the loss position).

     These special tax rules applicable to options and futures transactions could affect the amount, timing and character of capital gain distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a Fund's income or deferring its losses.

     For purposes of the dividends-received deduction available to corporations, dividends received by a Fund from taxable domestic corporations in respect of any share of stock treated as debt-financed under the Code or held by the Fund for 45 days or less (90 days in the case of certain preferred stock) will not be treated as qualifying dividends. To the extent applicable, for purposes of the dividends-received deduction the holding period of any share of stock will not include any period during which the Fund has an option or a contractual obligation to sell, or has granted certain call options with respect to, substantially identical stock or securities or, under Treasury regulations to be promulgated, a Fund may diminish its risk of loss by holding one or more other positions with respect to substantially similar or related property. It is anticipated that these rules will operate so as to reduce the portion of distribution paid by the Fund that will be eligible for the dividends received deduction available to corporate shareholders of the Fund. The dividends-received deduction is reduced to the extent the shares of the Funds with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than 46 days.

     Corporate shareholders should also note that their basis in shares of the Fund may be reduced by the untaxed portion (i.e., the portion qualifying for the dividends-received deduction) of an "extraordinary dividend" if the shares have not been held for at least two years prior to declaration of the dividend. Extraordinary dividends are dividends paid during a prescribed period which equal or exceed 10% of a corporate shareholder's basis in its Fund shares or which satisfy an alternative test based on the fair market value of the shares. To the extent dividend payments received by corporate shareholders of the Fund constitute extraordinary dividends, such shareholders' basis in their Fund shares will be reduced and any gain realized upon a subsequent disposition of such shares will therefore be increased. The untaxed portion of dividends received by such shareholders is also included in adjusted alternative minimum taxable income in determining shareholders' liability under the alternative minimum tax.

     Each Fund is subject to a 4% nondeductible excise tax to the extent that it fails to distribute to its shareholders during each calendar year an amount equal to at least the sum of (a) 98% of its taxable ordinary investment income (excluding long-term and short-term capital gain income) for the calendar year; plus (b) 98% of its capital gain net income for the one year period ending on October 31 of such calendar year; plus (c) any ordinary investment income or capital gain net income from the preceding calendar year which was neither distributed to shareholders nor taxed to a Fund during such year. Each Fund intends to distribute to shareholders each year an amount sufficient to avoid the imposition of such excise tax.

     The untaxed portion of dividends received by such shareholders is also included in adjusted alternative minimum taxable income in determining shareholders' liability under the alternative minimum tax.

     If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

Special Tax Considerations for the International Equity Fund. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of federal withholding taxes will reduce the income received from the companies comprising the Fund.

     Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency denominated debt securities or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code which causes such gains and losses to be treated as ordinary income and losses rather than capital gains and losses and may affect the amount, timing and character of distributions to shareholders.

     If a Fund invests in certain "passive foreign investment companies" ("PFICs") which do not distribute their income on a regular basis, it could be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares even if it distributes such income to its shareholders. If the Fund elects to treat the PFIC as a "qualified electing Fund" ("QEF") and the PFIC furnishes the Fund certain financial information in the required form, the Fund would instead be required to include in income each year a portion of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts would be subject to the various distribution requirements described above.

     It is expected that dividends and interest from non-U.S. sources received by a Fund will be subject to non-U.S. withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. With respect to any non-U.S. taxes (including withholding taxes) actually paid by the Fund, if more than 50% in value of the Fund's total assets at the close of any taxable year consists of stocks or securities of any non-U.S. corporations, the Fund may elect to treat any non-U.S. taxes paid by it as paid by its shareholders. If the Fund does not make the election permitted under Section 853, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

     In the event a Fund makes the election described above to pass through non-U.S. taxes to shareholders, shareholders will be required to include in income (in addition to any distributions received) their proportionate portion of the amount of non-U.S. taxes paid by the Fund and will be entitled to claim either a credit or deduction for their portion of such taxes in computing their U.S. Federal income tax liability. Availability of such a credit or deduction is subject to certain limitations. Shareholders will be informed each year in which the Fund makes the election regarding the amount and nature of foreign taxes to be included in their income for U.S. Federal income tax purposes.

     Each year each Fund will notify shareholders of the character of its dividends and distributions for federal income tax purposes. Depending on the residence of the shareholder for tax purposes, such dividends and distributions may also be subject to state, local or foreign tax consequences of ownership of Fund shares in their particular circumstances.

     Exempt-interest dividends and other distributions paid by the New York Fund are includable in the tax base for determining the taxibility of social security or railroad retirement benefits.

     Depending on the residence of the New York Fund's shareholders for tax purposes, distributions may also be subject to state and local taxes. Shareholders are required to report the amount of tax-exempt interest received each year, including exempt-interest dividends, on their Federal tax returns. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of the New York Fund shares in their particular circumstances. Shareholders who are not United States persons should also consult their tax advisers as to the potential application of foreign and U.S. taxes, including a 30% U.S. withholding tax (or lower treaty rate) on dividends representing ordinary income to them.

     Special Tax Considerations for the New York Tax-Fee Fund. The New York Tax-Free Fund also intends to qualify to pay "exempt-interest dividends" within the meaning of the Code by holding at the end of each quarter of its taxable year at least 50% of the value of its total assets in the form of Municipal Obligations. Dividends derived from interest on Municipal Obligations that constitute exempt-interest dividends will not be includable in gross income for Federal income tax purposes and exempt-interest dividends derived from interest on New York Municipal Obligations will not be includable in gross income for Federal income tax purposes or subject to New York State or City personal income tax.

     The Tax Reform Act of 1986 (the "Tax Act") and subsequent restrictive legislation may significantly affect the supply and yields of Municipal Obligations and New York Obligations. The Tax Act imposed new restrictions on the issuance of Municipal Obligations and New York Obligations. As described in the Prospectus, pursuant to the Tax Act, if the Fund invested in Municipal Obligations and New York Municipal Obligations that are private activity bonds, some portion of exempt-interest dividends paid by the Fund would be treated as an item of tax preference for purposes of the Federal alternative minimum tax on individuals and corporations. In addition, a portion of original issue discount relating to stripped Municipal Obligations and their coupons may be treated as taxable income under certain circumstances, as will income from repurchase agreements and securities loans.

     Exempt-interest dividends received by corporations which hold shares of the Fund will be part of the "adjusted current earnings" of such corporations, and will increase the "alternative minimum taxable income" of such corporations for purposes of the alternative minimum tax on corporations.

     Property and casualty insurance companies will be required to reduce their deductions for "losses incurred" by a portion of the exempt-interest dividends they receive for shares of the Fund. The portion of the income from the Fund derived from bonds with respect to which a holder is a "substantial user" will not be tax-exempt in the hands of such user.

     Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund may not be deductible in whole or in part for Federal or New York State or City income tax purposes. Pursuant to Treasury Regulations, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares, even though the borrowed funds may not be directly traceable to the purchase of shares.

     The Fund will determine the portion of any distribution that will qualify as an exempt-interest dividend based on the proportion of its gross income derived from interest on Municipal Obligations over the course of the Fund's taxable year. Therefore, the percentage of any particular distribution designated as an exempt-interest dividend may be substantially different from the percentage of the Fund's gross income derived from interest on Municipal Obligations for the period covered by the distribution.

     Opinions relating to the validity of Municipal Obligations (including New York Municipal Obligations) and to the exclusion of interest thereon from Federal, New York State and New York City gross income are rendered by bond counsel for each issue at the time of issuance. Neither the Trust nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

     The Fund may obtain put rights with respect to certain of its Municipal Obligations. The Internal Revenue Service has issued published and private rulings concerning the treatment of such put transactions for Federal income tax purposes. Since these rulings are ambiguous in certain respects, there can be no assurance that the Fund will be treated as the owner of the Municipal Obligations subject to the puts or that the interest on such obligations received by the Fund will be exempt from Federal income tax (and New York State and City personal income tax in the case of New York Municipal Obligations). If the Fund is not treated as the owner of the Municipal Obligations subject to the puts, distributions of income derived from such obligations will be taxed as ordinary income. The Fund anticipates that, in any event, it will remain qualified to pay exempt-interest dividends with respect to interest derived from other obligations in its portfolio.

                         SHARES OF BENEFICIAL INTEREST

     The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest having a par value of $0.001 per share. The Declaration of Trust authorizes the Trustees to classify or reclassify any unissued shares of beneficial interest. Pursuant to that authority, the Board of Trustees has authorized the issuance of four series representing four portfolios of the Trust. Each portfolio, except the International Fund, is comprised of three different classes of shares - Class A, Class B and Class C shares. The International Fund is comprised of four different classes of shares
- Class A, Class B, Class C and Institutional Class shares.

     The Institutional Shares are available to customers of financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit sharing or other benefit plan for such customers or employees. All shares of the Trust issued and outstanding are fully paid and non-assessable. The Trust is not required by law to hold annual shareholder meetings and does not intend to hold such meetings; however, the Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested to do so in writing by the holders of not less than 10% of the outstanding shares of the Trust.

     All shares have equal voting rights and will be voted in the aggregate, and not by portfolio, except where voting by portfolio is required by law or where the matter involved affects only one portfolio or class. As used in the Prospectus and in this SAI, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting all of the Funds (e.g., election of Trustees and ratification of independent auditors), means the vote of a majority of each Fund's outstanding shares represented at a meeting. The term "majority", when referring to the approvals to be obtained from shareholders in connection with approval of the Advisory Contract or changing the fundamental policies of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

     Vacancies on the Board of Trustees are filled by the Board of Trustees if immediately after filling any such vacancy at least two-thirds of the Trustees then holding office have been elected to such office by shareholders at an annual or special meeting. In the event that at any time less than a majority of Trustees holding office were elected by shareholders, the Board of Trustees will cause to be held within 60 days a shareholders' meeting for the purpose of electing trustees to fill any existing vacancies. Trustees are subject to removal with cause by two-thirds of the remaining Trustees or by a vote of a majority of the outstanding shares of the Trust. The Trustees are required to promptly call a shareholders' meeting for voting on the question of removal of any Trustee when requested to do so in writing by not less than 10% of the outstanding shares of the Trust. In connection with the calling of such shareholders' meetings, shareholders will be provided with communication assistance.

     Each share of a Fund represents an equal proportionate interest in the Fund with each other share of such Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of liquidation or dissolution, shares of a

Fund are entitled to receive the assets belonging to the Fund which are available for distribution, and of any general assets not belonging to such Fund which are available for distribution.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Funds.

     Under Massachusetts law, it is possible that shareholders of a Massachusetts business trust might, under certain circumstances, be held personally liable for acts or obligations of the Trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's assets for all loss and expense of any shareholder held personally liable by reason of being or having been a shareholder of the Trust. Thus, the risk that a shareholder of any Fund could incur financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

     As of April 28, 2000, no person owned of record or, to the knowledge of management beneficially owned more than 5% of the outstanding shares of any Fund except as set forth below:

                    Shares Held & Percent of Class

Name and Address of                                               Percent of
Holder of Record                               Shares Held           Class


Growth and Income Fund
Class A

        HSBC Bank USA
        One HSBC Center
        Buffalo, NY 14203                       6,604,380            90.99%

Total Shares Outstanding  393,435,368

Growth and Income Fund
Class C

        Donaldson Lufkin Jenrette
        PO Box 2052
        Jersey City NJ 07303                        7,244            67.84%

Total Shares Outstanding       10,678

International Equity Fund
Class A

        Donaldson Lufkin Jenrette
        PO Box 2052
        Jersey City, NJ 07303                       2,617            12.48%

        Fiserv Securities Inc.
        2005 Market Street
        Philadelphia PA 19103                       2,086             9.94%

        Paul M. Dudney
        Tophill Crosskeys
        Seven Oaks
        Kent, England 2O5 TN13                      5,681            27.09%

Total Shares Outstanding       20,973

International Equity Fund
Institutional Class

        HSBC Bank USA
        One HSBC Center
        Buffalo, NY 14203                       4,228,170            98.61%

Total Shares Outstanding    4,287,545

Fixed Income Fund

        HSBC Bank USA
        One HSBC Center
        Buffalo, NY 14203                       4,365,513            97.50%

Total Shares Outstanding    4,477,041

NY Tax Free Bond Fund
Class A

        HSBC Bank USA
        PO Box 4203
        Buffalo, NY 14240                         601,676            24.00%

Total Shares Outstanding    2,506,329

NY Tax Free Bond Fund
Class B

        Donaldson Lufkin Jenrette
        PO Box 2052
        Jersey City, NJ 07303                      25,776            89.73%


Total Shares Outstanding       28,726

     HSBC Bank USA has informed the Trust that it was not the beneficial owner of any of the shares it held of record.

                           CUSTODIAN, TRANSFER AGENT
                           AND FUND ACCOUNTING AGENT

     The Bank of New York has been retained, pursuant to a Custodian Agreement, to act as custodian for each Fund. The Bank of New York's address is 90 Washington Street, New York, New York 10286. Under the Custodian Agreement, the Custodian maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each such Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each such Fund; pays all expenses of each such Fund; receives and pays out cash for purchases and redemptions of shares of each such Fund and pays out cash if requested for dividends on shares of each such Fund; calculates the daily value of the assets of the Fixed Income Fund; determines the daily net asset value per share, net investment income and dividend rate for the Short- Term and Fixed Income Funds; and maintains records for the foregoing services. Under the Custodian Agreement, each such Fund has agreed to pay the Custodian for furnishing custodian services a fee for certain administration and transaction charges and out-of-pocket expenses.

     Rules adopted under the 1940 Act permit investment companies to maintain their securities and cash in the custody of certain eligible foreign banks and depositories. The International Fund's portfolio of non-United States securities are held by sub-custodians which are approved by the Trustees or a foreign custody manager appointed by the Trustees in accordance with these rules. The Board has appointed the Custodian as its foreign custody manager. The determination to place assets with a particular foreign sub-custodian is made pursuant to these rules which require a consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practices, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.



     The Board of Trustees has authorized The Bank of New York in its capacity as custodian of each such Fund to enter into Subcustodian Agreements with banks that qualify under the 1940 Act to act as subcustodians with respect to certain variable rate short-term tax-exempt obligations in each Fund's portfolio.

     BISYS Fund Services, Inc. (the "Transfer Agent") has been retained by the Trust to act as transfer agent and dividend disbursing agent for the Funds. Under the Agency Agreement, BISYS Fund Services, Inc. performs general transfer agency and dividend disbursing services. It maintains an account in the name of each shareholder of record in each Fund reflecting purchases, redemptions, daily dividend accruals and monthly dividend disbursements, processes purchase and redemption requests, issues and redeems shares of each Fund, addresses and mails all communications by each Fund to its shareholders, including financial reports, other reports to shareholders, dividend and distribution notices, tax notices and proxy material for its shareholder meetings, and maintains records for the foregoing services. Under the Agency Agreement, each Fund has agreed to pay BISYS Fund Services, Inc. $25.00 per account and subaccount (whether maintained by the Adviser or a correspondent bank) per annum. In addition, the Funds have agreed to pay BISYS Fund Services, Inc. certain transaction charges, wire charges and out-of-pocket expenses incurred by BISYS Fund Services, Inc.

     In addition, BISYS Fund Services, Inc. provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement. Under such agreement, BISYS Fund Services, Inc. maintains the accounting books and records for each Fund, maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity. BISYS' fees for providing such services to the Funds currently are paid under the Management and Administration Agreement.

                              INDEPENDENT AUDITORS

     Ernst & Young LLP serves as the independent auditors for the Funds. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with Securities and Exchange Commission filings. Ernst & Young LLP's address is 787 Seventh Avenue, New York, New York 10019.


                                    COUNSEL

     Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel for the Trust and from time to time provides advice to the Advisers.


                              FINANCIAL STATEMENTS

     The financial statements appearing in the most current fiscal year Annual Report to shareholders and the report thereon of the independent auditors appearing therein, namely Ernst & Young LLP, are incorporated by reference in this Statement of Additional Information and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. The Annual Reports to shareholders which contains the referenced statements, are available upon request and without charge.

Part C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                          PART C.  OTHER INFORMATION

Item 23.    Exhibits:

        Exhibit
        Number           Description
        ------           -----------

        (a)         --   Amended and Restated Declaration of Trust.(1)

        (b)         --   By-Laws of Registrant.(1)

        (d1)        --   Advisory Contract between Registrant and HSBC Asset
                         Management Americas, Inc.(2)


(c) not applicable

        (d2)        --   Sub-Advisory Contract between HSBC Asset Management
                         Americas Inc. and Delaware International Advisers Ltd with respect to International Fund.(2)

        (d3)        --   Amendment to Advisory Contract between HSBC Asset
                         Management Americas Inc. and the Trust to add Mid Cap
                         Fund*

         (e)        --   Distribution Agreement between Registrant and BISYS
                         Fund Services.(2)

         (e1)       --   Amendment to Distribution Agreement to add Mid Cap
                         Fund*

        (g1)        --   Custodian Agreement between Registrant and The Bank of
                         New York.(1)

        (h1)        --   Management and Administrative Agreement between
                         Registrant and BISYS Fund Services.(1)

        (h2)        --   Amendment to Management and Administrative Agreement
                         adding Mid Cap Fund*

        (h3)        --   Accounting Services Agreement between Registrant and
                         BISYS Fund Services(1)

        (h4)        --   Transfer Agency Agreement between Registrant and BISYS
                         Fund Services(1)

        (h5)        --   Amendment to Transfer Agency Agreement adding Mid Cap
                         Fund*

        (h9)        --   Fund Accounting Agreement between Registrant and BISYS
                         Fund Services(1)

         (i)        --   Consent of Paul, Weiss, Rifkind, Wharton & Garrison
                         counsel to Registrant.*

         (j)        --   Consent of Ernst & Young LLP, independent
                         Auditors.*

           K        --   Not applicable

        (m1)        --   Revised Rule 12b-l Distribution Plan for Class A
                         Shares*
         m2         --   Revised Rule 12b-1 Distribution Plan for Class Band C
                         shares.*

        (m3)        --   Rule 12b-1 Shareholder Servicing Agreement between
                         Registrant and BISYS Fund Services, Inc.(1)

        (m3)        --   Distributor's Selected Dealer Agreement.(2)




         (n)        --   Rule 18f-3 Plan(2)

    Other Exhibits


         (p)        --   Codes of Ethics

- -----------------------

      (1) Filed with Post-Effective Amendment No. 18 to the Trust's Registration Statement on April 29, 1997.
      (2) Filed with Post-Effective Amendment No. 23 to the Trust's Registration Statement on April 30, 1999.
      (3) Filed herewith
       *  To be filed by Post-Effective Amendment.


Item 24.  Persons Controlled by or under Common Control with Registrant.
          -------------------------------------------------------------

             None.

Item 25.  Indemnification.
          ----------------

          Reference is made to Article IV of Registrants By-Laws and paragraphs 9 and 10 of the Distribution Contract.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          The Registrant has in force a National Union Fire Insurance Company Directors and Officers Liability Policy which covers all present and future directors and officers of Registrant against loss arising from any civil claim or claims by reason of "any breach of duty, neglect, error, misstatement, misleading statement, omission or act done or wrongfully attempted" while acting as trustees or officers of the Registrant. The period of insurance under the present policy is for the one-year period ending August 1, 1999. The policy covers 100% of the excess of $100,000 up to an annual aggregate limit of $10,000,000 of any losses including legal and other expenses in connection with any claim.

Item 26.  Business and Other Connections
          of Investment Adviser
          -------------------------------------

          HSBC Asset Management Americas Inc. also serves as the investment adviser to HSBC Funds Trust.

Item 27.  Principal Underwriter
          ---------------------

          (a) BISYS Fund Services is Sponsor and Distributor for HSBC Funds Trust and HSBC Mutual Funds Trust ("HSBC Trusts"). BISYS also acts as Distributor to a number of other registered investment companies not affiliated with HSBC Trusts.

          (b)  Officers and Directors

                       Name and           Positions and      Positions and
                  Principal Business       Offices with       Offices with
                        Address             Registrant        Underwriter
          ---------------------------     --------------   ---------------------

          BISYS Fund Service, Inc.             None         Sole General Partner
          3435 Stelzer Road
          Columbus, OH 43219

          WC Subsidiary Corporation            None         Sole Limited Partner
          150 Clove Road
          Little Falls, New Jersey 07424

          (c)  Not applicable.

Item 28.  Location of Accounts and Records
          --------------------------------

          All accounts, books and other documents required to be maintained by
          Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

          (1) Records relating to management and advisory functions:

                       HSBC Asset Management Americas Inc.
                       250 Park Avenue
                       New York, NY 10177

                       Delaware International Advisers Ltd
                       One Commerce Square
                       Philadelphia, PA 19103
                       (International Equity Fund Only)

          (2) Records relating to administration and distribution functions:
                       BISYS Fund Services
                       3435 Stelzer Road
                       Columbus, OH 43219

          (3) Records relating to fund accounting and transfer agency functions:
                       BISYS Fund Services
                       3435 Stelzer Road
                       Columbus, OH 43219

          (4) Records relating to custodial functions:
                       Bank of New York
                       90 Washington Street
                       New York, NY 10286


Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a Trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

          (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that Section applied to the Registrant.

          (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders upon request without charge.

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 24 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on February 14, 2000.

                            HSBC MUTUAL FUNDS TRUST
                                 (Registrant)


                                       By: /s/
                                          ------------------------------------
                                       Walter Grimm, President

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                            Date
----------                   -----                            ----

/s/ Walter Grimm             President                        April 28, 2000
---------------------------
Walter Grimm



/s/ Anthony Fisher           Vice President                   April 28, 2000
---------------------------
Anthony Fisher



  *  John P Fann             Trustee                          April 28, 2000
---------------------------
John P Fann


  *  HARALD PAUMGARTEN       Trustee                           April 28, 2000
---------------------------
Harald Paumgarten

  *  ROBERT A. ROBINSON      Trustee                           April 28, 2000
---------------------------
Robert A. Robinson


  *  Jeffrey Haas            Trustee                           April 28, 2000
---------------------------
Jeffrey Haas


  *  Richard Loos            Trustee                           April 28, 2000
---------------------------
Richard Loos


  *  Clifton H.W. Maloney    Trustee                           April 28, 2000
---------------------------
Clifton H.W. Maloney


  *   John Meditz            Trustee                           April 28, 2000
---------------------------
John Meditz

* Pursuant to Power of Attorney filed herein.

                                 EXHIBIT INDEX


  Other Exhibits

        (I)  Consent of Paul, Weiss, Rifkind Wharton & Garrison

        (J)  Consent of Independent Auditors

        (P1) Code of Ethics

        (P2) Bisys Fund Services Code of Ethics
